UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/23

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Custodian
Funds
September 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

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Annual Report

Contents
Franklin DynaTech Fund 3
Franklin Focused Growth Fund 12
Franklin Growth Fund 21
Franklin Income Fund 28
Franklin U.S. Government Securities Fund 35
Franklin Utilities Fund 41
Financial Highlights and Schedules of Investments 48
Financial Statements 119
Notes to Financial Statements 129
Report of Independent Registered
Public Accounting Firm 155
Tax Information 156
Special Meeting of Shareholders 157
Board Members and Officers 158
Shareholder Information 162
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
53
.
Franklin DynaTech Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We use fundamental, bottom-up research to seek
companies meeting our criteria of growth potential, quality
and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable
earnings and cash flow growth, evaluating the long-term
market opportunity and competitive structure of an industry
to target leaders and emerging leaders. We define quality
companies as those with strong and improving competitive
positions in attractive markets. We also believe important
attributes of quality are experienced and talented
management teams as well as financial strength reflected in
the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of sustainable growth opportunities relative to
business and financial risks.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +20.80%
total return for the 12 months ended September 30, 2023.
1
While inflation remained elevated in most parts of the world, it showed signs of slowing in the second half of the period, bolstering equities. This inflationary pressure led many of
the world’s central banks to tighten monetary policy, driving interest rates significantly higher and pressuring economic
growth. However, tightening eased as the period continued,
and investors foresaw an end to the current monetary policy
cycle even as growth continued. Equity performance varied
notably by region, as changing economic conditions had a
differential impact depending on local circumstances.
In the U.S., gross domestic product (GDP) expanded in
the fourth quarter of 2022 and the first half of 2023 amid
rising investment and resilient spending on services. The
labor market was tight, as unemployment remained very
low by historic standards and wages continued to grow. In
an effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate six times, ending at a
range of 5.25%–5.50%. However, at two of its meetings,
the Fed declined to adjust interest rates, indicating that
the pace of tightening was slowing. Nonetheless, the Fed
indicated it would continue to reduce its U.S. Treasury (UST)
and agency debt and mortgage-backed security holdings.
Several prominent bank failures increased uncertainty
among business confidence and stalled consumer spending
weighed on the region. Nonetheless, inflation decelerated
significantly, driving expectations that interest rate increases were nearing an end. In the wake of Russian energy supply
disruptions, European governments spent significant sums
to subsidize consumers and find alternative supplies.
Consequently, the price of natural gas in Europe declined
notably, providing a tailwind for European stocks. The
European Central Bank increased interest rates at each of
its eight meetings and began to reduce its bond holdings. In this environment, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a +28.85%
total return for the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +16.19% total return for the 12-month period.
1
Economic
activity in Japan rebounded strongly from a contraction
in the third quarter of 2022, benefiting from improved net
trade amid a recovery in exports. The end of pandemic-
related border controls in Japan helped bolster tourism and
consumer spending. On an annual basis, China’s economic
growth picked up but remained weak by historic standards,
hindered by cooling consumer demand and slowing exports.
Continued regulatory uncertainty and weakness in the
property sector also negatively impacted Chinese markets.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +11.70% total return
for the 12 months under review.
1
Emerging market stocks
are sensitive to interest rate changes in developed markets, and indications that central banks were nearing the end of
their rate hiking cycles benefited emerging markets. The
declining value of the U.S. dollar relative to some other
currencies also boosted emerging market stocks.

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Q. How did we respond to these changing market
conditions?
A. With more than 50 years of history investing in innovation,
Franklin DynaTech Fund’s investment philosophy, style,
and process have remained consistent since its inception,
regardless of market conditions. We believe that innovation
is the primary driver of value creation in the economy, and
look to new companies, products, and technologies to create
long-term value for investors.
Throughout the 12-month period under review, our process
was guided by expectations for a stock picker’s market in
innovation as uncompetitive companies finally fail. In the
past few years, we have seen tight correlations among
higher-revenue growth stocks. In the throes of the COVID-19
pandemic, many high-growth companies appeared to
benefit, but as we emerged from the pandemic, these same
companies needed to rationalize their businesses. We
believe that the long-term structural winners were starting
to sort themselves out, especially in the latter half of the period. Multidecade-high interest rates had an impact as
they accelerated the failure of unprofitable tech-oriented
companies and reduced competition. We also sought out
structurally profitable companies that, in our view, can
grow through the current economic cycle and eventually be
rewarded with a more benign competitive environment going
forward.
Thematically, we saw investment opportunities across many
industries and sought to anticipate the convergence of
technology in the physical, digital and biological spheres.
The adoption of innovation and the invention of new
technologies are rarely linear. Platforms can move forward
faster than we expect, then regress. The goal of owning a
portfolio of innovative companies, in our view, is to smooth out that spastic movement. Based on these convictions, we
continued to invest in what we believe are secularly growing, innovative companies with compounding revenue, earnings,
free cash flow, and sustainable competitive advantages over
the next three-, five- and 10-year periods, according to our analysis.
Performance Overview
The Fund’s Class A shares posted a +25.47% cumulative
total return for the 12 months under review. In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted
a cumulative total return of +27.72%.
1
Also for comparison,
the broad U.S. stock market, as measured by the Standard
& Poor’s
®
500 Index (S&P 500
®
) designed to measure
total U.S. equity market performance, posted a +21.62%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. In absolute terms, eight of the Fund’s 10 equity sector
allocations were net contributors for the 12 months
under review. Information technology (IT) sector stocks
covered roughly half of the portfolio and provided the
bulk of the overall returns, led by a robust advance in the
semiconductors and semiconductor equipment industry.
While most of these investments posted exceptional, double-
digit percentage returns, NVIDIA—our largest position in the industry—was an upside outlier among them as its share
value more than tripled, and it provided nearly a quarter
of the Fund’s overall return. Corporate earnings were a
factor, but not-as-bad-as-feared forward guidance, inventory digestion, and nascent optimism about a rebound in
semiconductor sales helped drive gains. In general, a wave
of investor interest and heightened trading around machine
learning (ML) technology—a branch of artificial intelligence
Portfolio Composition
9/30/23
% of Total
Net Assets
Software 29.8%
Semiconductors & Semiconductor Equipment 19.3%
Broadline Retail 7.7%
Interactive Media & Services 5.1%
Financial Services 5.0%
Life Sciences Tools & Services 4.7%
Health Care Equipment & Supplies 4.4%
Automobiles 3.2%
IT Services 3.2%
Technology Hardware, Storage & Peripherals 2.2%
Pharmaceuticals 1.9%
Capital Markets 1.8%
Energy Equipment & Services 1.6%
Health Care Providers & Services 1.4%
Other
*
8.0%
Short-Term Investments & Other Net Assets 0.7%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.

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(AI) that enables computers to emulate how humans learn
and adapt by using data and experience—ignited rallies in
several notable Fund contributors pursuing both themes,
including semiconductor industry players situated at the core of ML/AI computing power. NVIDIA was widely seen as being
a key recipient of future investment in this arena. NVIDIA’s hardware originally made a name for itself powering high-
end video game graphics, but in recent years the company’s
bet on AI and ML has begun to pay off. Machines require
massive amounts of information and computer power to
learn, and NVIDIA’s GPUs (graphics processing units) are
well-suited for the task. The company has emerged as a
technological leader in the space as it continued to advance its next-generation chip circuitry amid an expanding client
base and skyrocketing demand for its GPUs used in AI
applications. NVIDIA consistently generates operating profit margins well into double-digit percentages, all the while
spending heavily on new research and development. Among
our other, lesser contributors in this industry were ASML
Holding and Lam Research. ASML, a Dutch developer of
advanced semiconductor equipment systems (including
lithography, metrology and inspection systems for complex
integrated circuits), upgraded its long-term outlook despite a soft market in 2022, while its financial earnings report
generally showed surprising strength throughout the period
under review. ASML raised its outlook for 2025 by about 30%
above the figures it had projected one year ago—reassuring
given the industry’s recent downcycle. ASML also guided
for continued growth to 2030, citing a brighter outlook for AI and edge computing data centers, as well as the metaverse,
which emerged as a big concept a year ago.
Most of our software industry holdings also enjoyed
a boom year including key contributors Microsoft,
ServiceNow, Synopsys, Cadence Design Systems and
HubSpot. In particular, ServiceNow compared well against
its infrastructure and application software peers. The
demand environment remained positive for ServiceNow
as its products help customers reduce costs through the
automation of critical processes. Tech bellwether Microsoft, meanwhile, often exceeded analysts’ consensus estimates
on revenue and earnings amidst solid gains in areas like
intelligent cloud services, cybersecurity and server products, while spending on AI and LLMs (large language models)—
underscored by its integration of OpenAI’s ChatGPT into
new search and “copilot” productivity tools—continues to
ramp up. Despite its size and age, our analysis indicates
Microsoft displays adaptability as a prominent consolidator in this phase of digital, cloud, AI, and vendor consolidation. In our view, we believe that the company’s strategy is working
as it looks set to carve out potential upside from cloud and generative AI in the years ahead.
In the financial services sector, tech-focused capital markets stocks were a distinct area of strength as all four related
holdings increased solidly, as did Mastercard and Visa in
the financial services industry. Mastercard and Visa, which
offer similar dividends, essentially shared a duopoly in the payment card arena and continued to offer what we believe
to be an excellent combination of safety, income and growth
potential, which is rare in the fintech industry. They are also less cyclical than traditional banks as they operate more like communications platforms that connect various parties of
a transaction, collecting a fee every time one of their cards is used. This lucrative operating model has led to high net
income margins. This business has also served as a hedge
against the high inflation we have been seeing for nearly two years now. If customers have to pay more for basic items like food or gas, or even for discretionary purchases, and if they use their Mastercard or Visa, the companies will benefit by
generating greater fees. More recently, as travel demand has seen a resurgence, both companies’ cross-border volume
fees jumped in late 2022 and that momentum carried over
into the first nine months of 2023.
To a lesser extent, the Fund’s other key areas of sector-
level strength were in health care, led by advanced
medical technology equipment makers such as Intuitive
Surgical (robotic systems for minimally invasive surgeries);
communication services, led by tech conglomerate Alphabet
(Google) in the interactive media and services industry; and
industrials, where Axon Enterprise and other aerospace and
defense-related companies traded solidly higher. Our much
smaller stake in energy sector investments also appreciated
solidly as Schlumberger and other oilfield services tracked
a big rally in crude oil prices. Mixed results in the consumer discretionary sector, meanwhile, were led higher by
e-commerce holdings MercadoLibre and Amazon.com.
Q. What were the leading detractors from performance?
A. During the 12 months under review, detractors were
comparatively mild and concentrated in the beleaguered
utilities and real estate sectors, both of which suffered
from the effects of higher interest rates. Their impact was
mitigated by their relatively small allocation sizes in the
portfolio (when combined, they averaged just over 2% of
total net assets), with losses in utilities focused on a solitary position in NextEra Energy, while the losses in real estate
were focused on tech-oriented REITs (real estate investment
trusts) like SBA Communications. We eventually liquidated
all of the Fund’s real estate holdings, but not before they had already collectively shed about a fifth of their equity value.

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The rest of the major detractors served to reduce overall
gains in other sectors, none more so than electric vehicle
(EV) and battery manufacturer Tesla, which saw volatile
trading throughout the year and hurt our results in the
consumer discretionary sector. Although Tesla reported
financial pressures tied to earnings, profitability and price cuts amid its attempts to stimulate demand as car loans
got more expensive to finance, the company did report
encouraging growth in its vehicle production and deliveries
and was finally expected to start making Cybertruck (EV
pickup truck) deliveries in late 2023—four years after it was unveiled.
Amid mixed results in the health care sector, the Fund’s
investments in life sciences tools and services companies
failed to advance, as did a smaller allocation in the
health care providers and services industry. The group of
companies focused on life sciences tools and diagnostics,
including Repligen (bioprocessing solutions for the
development and manufacture of plasmid DNA, viral vectors,
mRNA and other new modalities) and Danaher (medical/
industrial products including mass spectrometers and
microarray scanners), underperformed this year for multiple
reasons including tough COVID-19 comparisons (inventory
destocking, CDMO capacity normalization, etc.), higher
interest rates impacting biotechnology company budgets,
softer pharmaceutical spending, weakening business
prospects in China, and general macroeconomic concerns.
However, there are many more reasons to be optimistic in
the longer term especially in areas such as bioprocessing,
which we think should benefit from innovation happening
in GLP-1 (glucagon-like peptide 1 agonists, a class of
type 2 diabetes drugs that not only improves blood sugar
control but may also lead to weight loss), Alzheimer’s and
biosimilars to name just a few.
The rest of the notable detractors were concentrated in the
IT sector, most notably in the software industry where 12
out of 35 holdings posted negative returns. These included
Atlassian, CrowdStrike Holdings, Aspen Technology
and Gitlab (sold by period-end). In particular, project
management software specialist Atlassian’s equity value fell back to levels not seen in three years as the quarterly results were mediocre at best, while guidance fell below consensus
analyst projections as the company was seeing free-to-paid
subscription conversions slowing in a more uncertain macro
environment. Atlassian also began to see a slowdown in
existing customers expanding deployments as layoffs (and
hiring freezes) accelerated and IT budgets faced greater
scrutiny, which we view as the bigger challenge. Despite the muted results and guidance, the company’s trailing sales
have more than doubled since the end of 2019, it keeps
generating healthy cash flow, and we still believe there is
strength in Atlassian’s business model and competitive
position.
In the semiconductor space, companies that specialize in
chips, inverters and other equipment designed for solar/
renewable energy systems fared poorly. We selectively
reduced or eliminated the portfolio’s stakes in energy
transition names given our concerns about demand trends
in the sector, including Enphase Energy (not held at period-
end) and SolarEdge Technologies (not held at period-end)—
both of which operate in the U.S. residential solar market.
After a period of excitement arising from the passing of
infrastructure-focused stimulus initiatives in the U.S., many of the companies in the alternative energy sector reversed
course. Rising rates have caused concern about higher
financing costs and access to capital, resulting in slower
adoption and growth. Enphase develops and manufactures
solar micro-inverters, battery energy storage, and EV
charging stations. The company has seen softening U.S.
demand, thereby reducing visibility on orders and leading
some investors to question the prospects of potentially
extended inventories amid reduced battery sales. We believe
the slowdown in Enphase’s residential demand is mostly
a function of higher interest rates, which has rendered the
company’s financed systems as no longer an immediate
money saver in key states like Texas and Florida (and which
may cause some consumers to go elsewhere if they opt
for a leased home solar system). The company also faced
some regulatory headwinds in California. Although we take
these considerations seriously, and the shares have declined
Top 10 Holdings
9/30/23
Company
Industry, Country
% of Total
Net Assets
a a
NVIDIA Corp. 8.5%
Semiconductors & Semiconductor Equipment,
United States
Microsoft Corp. 6.7%
Software, United States
Amazon.com, Inc. 6.5%
Broadline Retail, United States
Alphabet, Inc. 4.2%
Interactive Media & Services, United States
Mastercard, Inc. 3.4%
Financial Services, United States
ServiceNow, Inc. 3.3%
Software, United States
Tesla, Inc. 3.2%
Automobiles, United States
Synopsys, Inc. 2.9%
Software, United States
Cadence Design Systems, Inc. 2.7%
Software, United States
Intuit, Inc. 2.6%
Software, United States

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meaningfully over the past year, we still think Enphase could regain momentum as it remains a best-in-class business
in solar energy given the longer-term demand scenario for
devices and systems that meter, distribute and store solar/
photovoltaic energy.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Based on market appreciation, some reallocation, and
a reduction in the Fund’s cash position, the portfolio’s
exposure to IT companies increased substantially. We also
trimmed the Fund’s health care holdings mainly in the life
sciences tools and services industry, where depreciation
further reduced our overall stake in it. We also divested the
Fund’s positions in REITs and chemical manufacturers as we
sought to deploy proceeds into other investment themes; as
a result, the Fund had no longer had any holdings in the real estate or materials sectors by period-end. Most of our other allocations were fairly static throughout the year though we did see an uptick in energy-related holdings with a series of new purchases in the oilfield services industry.
Thank you for your continued participation in Franklin
DynaTech Fund. We look forward to serving your future
investment needs.
Matthew J. Moberg, CPA
Rupert H. Johnson, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2023
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +25.47% +18.57%
5-Year +50.47% +7.30%
10-Year +237.52% +12.30%
Advisor
1-Year +25.79% +25.79%
5-Year +52.38% +8.79%
10-Year +246.10% +13.22%
See page 10 for Performance Summary footnotes.

Franklin DynaTech Fund
Performance Summary

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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/13–9/30/23)
Advisor Class
(9/30/13–9/30/23)
See page 10 for Performance Summary footnotes.

Franklin DynaTech Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility . Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 1000
®
Growth Index is market capitalization weighted and measures performance of those Russell 1000
®
Index companies with relatively
higher price-to-book ratios and higher forecasted growth rate. The S&P 500
®
is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,069.00 $4.15 $1,021.06 $4.05 0.80%
C $1,000 $1,065.10 $8.03 $1,017.30 $7.84 1.55%
R $1,000 $1,067.70 $5.44 $1,019.80 $5.32 1.05%
R6 $1,000 $1,070.80 $2.44 $1,022.72 $2.38 0.47%
Advisor $1,000 $1,070.30 $2.86 $1,022.31 $2.79 0.55%

franklintempleton.com
Annual Report
Franklin Focused Growth Fund
This annual report for Franklin Focused Growth Fund covers
the fiscal year ended September 30, 2023. At a meeting
held on June 30, 2023, shareholders of Franklin Focused
Growth Fund (the “Fund”) approved the reorganization
of the Fund into a newly-created exchange traded fund,
Franklin Focused Growth ETF (“Franklin Focused Growth
ETF”), a series of Franklin Templeton ETF Trust (the
“Reorganization”). The Reorganization occurred as of
the close of business on November 3, 2023 (the “Closing
Date”). Effective as of the close of business on November
3, 2023, the Fund ceased operations in connection with the
consummation of the Reorganization.
Because the Fund is the accounting survivor of the
Reorganization, Franklin Focused Growth ETF will continue
to show the historical investment performance and financial
history of the Fund. In connection with the Reorganization,
each Fund shareholder (except as noted below) received
shares of Franklin Focused Growth ETF equal in value to
the number of shares of the Fund they owned on the Closing
Date, including a cash payment in lieu of any fractional
shares. Fund Shareholders who did not have a brokerage
account that could accept shares of Franklin Focused
Growth ETF prior to November 3, 2023, generally have the
ETF shares received in the Reorganization held on their
behalf by Equiniti Trust Company, LLC (formerly known as
American Stock Transfer & Trust Company, LLC) in a default
trustee account. Fund Shareholders who held their shares
with Fiduciary Trust International of the South (FTIOS) as
the custodian and did not open a brokerage account and
transfer their Fund shares into it before the close of market on October 6, 2023, had their Fund shares exchanged by
FTIOS for Class A Shares of Franklin U.S. Government
Money Fund. Holders of Franklin Templeton 403(b) accounts
who did not exchange their Fund shares for shares of
another mutual fund available to their Franklin Templeton
403(b) account or redeem their Fund shares before October
2, 2023, had their Fund shares exchanged into Class A
shares of Franklin U.S. Government Money Fund. Holders of
Franklin Templeton Solo(k) accounts who did not exchange
their Fund shares for shares of another mutual fund available to their Franklin Templeton Solo(k) account or redeem their
Fund shares before October 2, 2023, had their Fund shares
exchanged into Class R shares of Franklin U.S. Government
Money Fund.
Fund Overview
Q. What is the Fund's investment strategy?
A. We use fundamental, bottom-up research to seek
companies meeting our criteria of growth potential, quality
and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable
earnings and cash flow growth, evaluating the long-
term market opportunity and competitive structure of an
industry to target leaders and emerging leaders. We define
quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +20.80%
total return for the 12 months ended September 30, 2023.
1
While inflation remained elevated in most parts of the world, it showed signs of slowing in the second half of the period, bolstering equities. This inflationary pressure led many of
the world’s central banks to tighten monetary policy, driving interest rates significantly higher and pressuring economic
growth. However, tightening eased as the period continued,
and investors foresaw an end to the current monetary policy
cycle even as growth continued. Equity performance varied
notably by region, as changing economic conditions had a
differential impact depending on local circumstances.
In the U.S., gross domestic product (GDP) expanded in
the fourth quarter of 2022 and the first half of 2023 amid
rising investment and resilient spending on services. The
labor market was tight, as unemployment remained very
low by historic standards and wages continued to grow. In
an effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate six times, ending at a
range of 5.25%–5.50%. However, at two of its meetings,
the Fed declined to adjust interest rates, indicating that
the pace of tightening was slowing. Nonetheless, the Fed
indicated it would continue to reduce its U.S. Treasury (UST)
and agency debt and mortgage-backed security holdings.
Several prominent bank failures increased uncertainty
among investors, but government intervention led to swift
reorganizations and equities recovered from a brief decline.
Economic growth in the eurozone was tepid during
the period, as higher interest rates, declining business
confidence and stalled consumer spending weighed on
the region. Nonetheless, inflation decelerated significantly, driving expectations that interest rate increases were nearing

Franklin Focused Growth Fund

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Annual Report
an end. In the wake of Russian energy supply disruptions,
European governments spent significant sums to subsidize
consumers and find alternative supplies. Consequently, the
price of natural gas in Europe declined notably, providing a tailwind for European stocks. The European Central Bank
increased interest rates at each of its eight meetings and
began to reduce its bond holdings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +29.69% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +16.19% total return for the 12-month period.
1
Economic
activity in Japan rebounded strongly from a contraction
in the third quarter of 2022, benefiting from improved net
trade amid a recovery in exports. The end of pandemic-
related border controls in Japan helped bolster tourism and
consumer spending. On an annual basis, China’s economic
growth picked up but remained weak by historic standards,
hindered by cooling consumer demand and slowing exports.
Continued regulatory uncertainty and weakness in the
property sector also negatively impacted Chinese markets.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +11.70% total return
for the 12 months under review.
1
Emerging market stocks
are sensitive to interest rate changes in developed markets, and indications that central banks were nearing the end of
their rate hiking cycles benefited emerging markets. The
declining value of the U.S. dollar relative to some other
currencies also boosted emerging market stocks.
Q. How did we respond to these changing market
conditions?
A. The Fund’s investment philosophy, style, and process
have remained consistent since its inception, regardless of
market conditions. We believe that innovation is the primary driver of value creation in the economy, and look to new
companies, products, and technologies to create long-term
value for investors.
Throughout the 12-month period under review, our process
was guided by expectations for a stock picker’s market in
innovation as uncompetitive companies finally fail. In the
past few years, we have seen tight correlations among
higher-revenue growth stocks. In the throes of the COVID-19
pandemic, many high-growth companies appeared to
benefit, but as we emerged from the pandemic, these same
companies needed to rationalize their businesses. We
believe that the long-term structural winners were starting
to sort themselves out, especially in the latter half of the period. Multidecade-high interest rates had an impact as
they accelerated the failure of unprofitable tech-oriented
companies and reduced competition. We also sought out
structurally profitable companies that, in our view, can
grow through the current economic cycle and eventually be
rewarded with a more benign competitive environment going
forward.
Thematically, we saw investment opportunities across many
industries and sought to anticipate the convergence of
technology in the physical, digital and biological spheres.
The adoption of innovation and the invention of new
technologies are rarely linear. Platforms can move forward
faster than we expect, then regress. The goal of owning a
portfolio of innovative companies, in our view, is to smooth out that spastic movement. Based on these convictions, we
continued to invest in what we believe are secularly growing, innovative companies with compounding revenue, earnings,
free cash flow, and sustainable competitive advantages over
the next three-, five- and 10-year periods, according to our analysis.
Performance Overview
The Fund’s Class A shares posted a +28.24% cumulative
total return for the 12 months under review. In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of +27.72%.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 61 .

Franklin Focused Growth Fund

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Annual Report
Q. What were the leading contributors to performance?
A. In absolute terms, eight of the Fund’s 11 equity sector
allocations were net contributors for the 12 months under
review. Information technology (IT) sector stocks covered
more than two-fifths of the portfolio and provided the
bulk of the overall returns, led by a robust advance in the
semiconductors and semiconductor equipment industry.
While some of these investments posted exceptional,
double-digit percentage returns, NVIDIA—our largest
position in the industry—was an upside outlier among them
as its share value more than tripled, and it provided more
than a third of the Fund’s overall return. Corporate earnings were a factor, but not-as-bad-as-feared forward guidance,
inventory digestion, and nascent optimism about a rebound
in semiconductor sales helped drive gains. In general, a
wave of investor interest and heightened trading around
machine learning (ML) technology—a branch of artificial
intelligence (AI) that enables computers to emulate how
humans learn and adapt by using data and experience—
ignited rallies in several notable Fund contributors pursuing both themes, including semiconductor industry players
situated at the core of ML/AI computing power. NVIDIA was
widely seen as being a key recipient of future investment in this arena. NVIDIA’s hardware originally made a name for
itself powering high-end video game graphics, but in recent
years the company’s bet on AI and ML has begun to pay
off. Machines require massive amounts of information and
computer power to learn, and NVIDIA’s GPUs (graphics
processing units) are well-suited for the task. The company
has emerged as a technological leader in the space as
it continued to advance its next-generation chip circuitry
amid an expanding client base and skyrocketing demand
for its GPUs used in AI applications. NVIDIA consistently
generates operating profit margins well into double-digit
percentages, all the while spending heavily on new research
and development. Among our other, lesser contributors in
this industry were ASML Holding and Analog Devices. ASML,
a Dutch developer of advanced semiconductor equipment
systems (including lithography, metrology and inspection
systems for complex integrated circuits), upgraded its
long-term outlook despite a soft market in 2022, while
its financial earnings report generally showed surprising
strength throughout the period under review. ASML raised
its outlook for 2025 by about 30% above the figures it had
projected one year ago—reassuring given the industry’s
recent downcycle. ASML also guided for continued growth
to 2030, citing a brighter outlook for AI and edge computing data centers, as well as the metaverse, which emerged as a
big concept a year ago.
Most of our software industry holdings also enjoyed a boom
year including key contributors Microsoft, ServiceNow,
Cadence Design Systems (purchased during the period)
and Salesforce. In particular, ServiceNow compared well
against its infrastructure and application software peers.
The demand environment remained positive for ServiceNow
as its products help customers reduce costs through the
Portfolio Composition
9/30/23
% of Total
Net Assets
Software 24.2%
Semiconductors & Semiconductor Equipment 17.9%
Broadline Retail 10.5%
Interactive Media & Services 8.4%
Automobiles 5.4%
Consumer Staples Distribution & Retail 5.3%
Health Care Equipment & Supplies 4.9%
Financial Services 4.9%
Life Sciences Tools & Services 4.4%
Pharmaceuticals 3.1%
IT Services 2.7%
Electric Utilities 1.6%
Capital Markets 1.3%
Energy Equipment & Services 1.2%
Other
*
4.5%
Short-Term Investments & Other Net Assets (0.3)%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
9/30/23
Company
Industry, Country
% of Total
Net Assets
a a
Microsoft Corp. 10.9%
Software, United States
NVIDIA Corp. 9.1%
Semiconductors & Semiconductor Equipment,
United States
Amazon.com, Inc. 9.1%
Broadline Retail, United States
Tesla, Inc. 5.4%
Automobiles, United States
Costco Wholesale Corp. 5.3%
Consumer Staples Distribution & Retail, United
States
Alphabet, Inc. 4.9%
Interactive Media & Services, United States
Mastercard , Inc. 4.9%
Financial Services, United States
Cadence Design Systems, Inc. 4.4%
Software, United States
ServiceNow , Inc. 4.2%
Software, United States
ASML Holding NV 3.7%
Semiconductors & Semiconductor Equipment,
Netherlands

Franklin Focused Growth Fund

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Annual Report
automation of critical processes. Tech bellwether Microsoft, meanwhile, often exceeded analysts’ consensus estimates
on revenue and earnings amidst solid gains in areas like
intelligent cloud services, cybersecurity and server products, while spending on AI and LLMs (large language models)—
underscored by its integration of OpenAI’s ChatGPT into
new search and “copilot” productivity tools—continues to
ramp up. Despite its size and age, our analysis indicates
Microsoft displays adaptability as a prominent consolidator
in this phase of digital, cloud, AI, and vendor consolidation.
We believe the company’s strategy is working as it looks set to carve out potential upside from cloud and generative AI in the years ahead.
To a much lesser extent, our health care allocation also
contained several stocks that rallied sharply, none more
so than pharmaceutical giant Eli Lilly. Returns in the sector were further boosted by advanced medical technology
equipment makers such as Intuitive Surgical (robotic
systems for minimally invasive surgeries), as well as IDEXX
Laboratories, which sells next-generation products and
services in the companion animal veterinary, livestock and
poultry, water testing, and dairy markets.
The Fund’s other key areas of sector-level strength included financials, as Mastercard and tech-focused capital markets
firm MSCI (a leading provider of critical decision support
tools and services for the global investment community)
traded substantially higher. Mastercard, known for its
dominating presence in the payment card arena, continued
to offer an excellent combination of safety, dividend income and growth potential, which is rare in the fintech industry.
It is also less cyclical than traditional banks as it operates more like a communications platform that connects various
parties of a transaction, collecting a fee every time one of its cards is used. This lucrative operating model has led to high net income margins. Mastercard’s business has also served
as a hedge against the high inflation we have been seeing
for nearly two years now. If customers have to pay more
for basic items like food or gas, or even for discretionary
purchases, and if they use their Mastercard, the company
will benefit by generating greater fees. More recently, as
travel demand has seen a resurgence, Mastercard’s cross-
border volume fees jumped in late 2022 and that momentum
carried over into the first nine months of 2023.
Smaller allocations in communication services, consumer
staples, industrials, materials and energy also advanced
during the period under review. Communication services
gains were led by tech conglomerate Alphabet (Google) in
the interactive media and services industry, while Costco
Wholesale provided all of the net gain in consumer staples.
There were only two holdings in the industrials sector;
both traded higher including a huge 12-month gain for key
contributor Axon Enterprise, which develops technology
(e.g., body cameras and law enforcement networking
software) and weapons (e.g., TASER electroshock devices
and other sublethal weapons) for military, law enforcement
and civilians. Our much smaller stake in commodity-linked
materials and energy sector investments also appreciated
solidly—diversified metals and mining company Freeport-
McMoRan benefited from rising prices for a wide range of
precious and industrial metals including iron ore and copper, while two newly-initiated holdings in oilfield services and
energy conglomerates tracked rallying crude oil prices during the time in which they were held by the Fund. Mixed results
in the consumer discretionary sector, meanwhile, were aided
by e-commerce holdings MercadoLibre and Amazon.com.
Q. What were the leading detractors from performance?
A. During the 12 months under review, detractors were
comparatively mild, with some concentration in the utilities and real estate sectors, both of which suffered from the
effects of higher interest rates. Their impact was mitigated by their relatively small allocation sizes in the portfolio
(when combined, they averaged just under 6% of total net
assets), with losses in utilities focused on a solitary position in NextEra Energy, while the losses in real estate were
focused on tech-oriented REIT (real estate investment trust)
SBA Communications. We eventually liquidated the Fund’s
investment in SBA Communications holdings, but not before
it had already shed about a fifth of its equity value.
In the consumer discretionary sector, the gains associated
with MercadoLibre and Amazon were more than offset by
the selloff in electric vehicle (EV) and battery manufacturer
Tesla, which saw volatile trading throughout the year.
Although Tesla reported financial pressures tied to earnings, profitability and price cuts amid its attempts to stimulate
demand as car loans got more expensive to finance, the
company did report encouraging growth in its vehicle
production and deliveries and was finally expected to start
making Cybertruck (EV pickup truck) deliveries in late
2023—four years after it was unveiled.
The rest of the major detractors served to reduce our
overall gains in other sectors. Within health care, all
three investments in the life sciences tools and services
companies failed to advance, as did a smaller allocation
in the health care providers and services industry. The
group of companies focused on life sciences tools and
diagnostics, including Repligen (bioprocessing solutions
for the development and manufacture of plasmid DNA,
viral vectors, mRNA and other new modalities; sold by

Franklin Focused Growth Fund

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Annual Report
period-end) and Danaher (medical/industrial products
including mass spectrometers and microarray scanners),
underperformed this year for multiple reasons including
tough COVID-19 comparisons (inventory destocking, CDMO
capacity normalization, etc.), higher interest rates impacting biotechnology company budgets, softer pharmaceutical
spending, weakening business prospects in China, and
general macroeconomic concerns. However, there are many
more reasons to be optimistic in the longer term especially in areas such as bioprocessing, which we think should benefit
from innovation happening in GLP-1 (glucagon-like peptide
1 agonists, a class of type 2 diabetes drugs that not only
improves blood sugar control but may also lead to weight
loss), Alzheimer’s and biosimilars to name just a few.
The rest of the notable detractors were concentrated in the
IT sector, where five out of 17 stocks traded lower including
Atlassian in software, Enphase Energy in semiconductors
and semi equipment, and Snowflake in IT services; all three
holdings were sold by period-end. In particular, project
management software specialist Atlassian’s equity value fell back to levels not seen in three years as the quarterly results were mediocre at best, while guidance fell below consensus
analyst projections as the company was seeing free-to-paid
subscription conversions slowing in a more uncertain macro
environment. Atlassian also began to see a slowdown in
existing customers expanding deployments as layoffs (and
hiring freezes) accelerated and IT budgets faced greater
scrutiny, which we view as the bigger challenge.
In the semiconductor space, companies that specialize in
chips, inverters and other equipment designed for solar/
renewable energy systems fared poorly beginning in early
2023, including Enphase Energy, which operates in the U.S.
residential solar market. After a period of excitement arising from the passing of infrastructure-focused stimulus initiatives in the United States, many companies in the alternative
energy sector reversed course. Rising rates have caused
concern about higher financing costs and access to capital,
resulting in slower adoption and growth. Enphase develops
and manufactures solar micro-inverters, battery energy
storage, and EV charging stations. The company has seen
softening U.S. demand, thereby reducing visibility on orders and leading some investors to question the prospects of
potentially extended inventories amid reduced battery sales.
We believe the slowdown in Enphase’s residential demand
was mostly a function of higher interest rates, which has
rendered the company’s financed systems as no longer an
immediate money saver in key states like Texas and Florida
(and which may cause some consumers to go elsewhere if
they opt for a leased home solar system). The company also
faced some regulatory headwinds in California.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Based on market appreciation, some reallocation, and
a reduction in the Fund’s cash position, the portfolio’s
exposure to IT companies increased substantially. We also
trimmed the Fund’s health care holdings mainly in the life
sciences tools and services industry, where depreciation
further reduced our overall stake in it. We also divested the
Fund’s positions in REITs and chemical manufacturers as we
sought to deploy proceeds into other investment themes; as
a result, the Fund had no longer had any holdings in the real estate or materials sectors by period-end. Most of our other allocations were fairly static throughout the year, though we did see an uptick in energy-related holdings with a series of new purchases in the oilfield services industry.
Thank you for your participation in Franklin Focused Growth
Fund. We look forward to serving your future investment
needs.
Matthew J. Moberg, CPA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2023
Franklin Focused Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +28.24% +28.24%
5-Year +54.79% +9.13%
Since Inception (4/13/16)
5
+166.18% +14.01%
Advisor
1-Year +28.55% +28.55%
5-Year +56.80% +9.41%
Since Inception (4/13/16)
5
+171.29% +14.30%
See page 19 for Performance Summary footnotes.

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 19 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/13/16–9/30/23)
Advisor Class
(4/13/16–9/30/23)

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries , it is subject to increased volatility. The investment style may become out of favor, which may have a negative impact on performance. Active management does not ensure gains or protect against market declines. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.
The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a de-
terminative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 2/14/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 2/14/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
2/14/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Since Inception returns are based on the performance inception date of 4/13/16.
6. Source: FactSet. The Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth rates.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.37%
Advisor 0.85% 1.12%

Your Fund’s Expenses
Franklin Focused Growth Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginnin g
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,084.60 $5.73 $1,019.57 $5.55 1.10%
C $1,000 $1,080.80 $9.66 $1,015.78 $9.36 1.85%
R $1,000 $1,082.90 $7.06 $1,018.29 $6.84 1.35%
Advisor $1,000 $1,085.60 $4.46 $1,020.80 $4.32 0.85%

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Annual Report
Franklin Growth Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We use fundamental, bottom-up research to seek
companies meeting our criteria of growth potential, quality
and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable
earnings and cash flow growth, evaluating the long-
term market opportunity and competitive structure of an
industry to target leaders and emerging leaders. We define
quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed.
Our valuation analysis includes a range of potential
outcomes based on an assessment of multiple scenarios. In
assessing value, we consider whether security prices fully
reflect the balance of the sustainable growth opportunities
relative to business and financial risks. The investment
manager’s process generally includes an assessment of the
potential impacts of any material environmental, social and
governance (“ESG”) factors on the long-term risk and return
profile of a company.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. In the U.S., gross domestic product (GDP) expanded in
the fourth quarter of 2022 and the first half of 2023 amid
rising investment and resilient spending on services. The
labor market was tight, as unemployment remained very
low by historic standards and wages continued to grow. In
an effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate six times, ending at a
range of 5.25%–5.50%. However, at two of its meetings,
the Fed declined to adjust interest rates, indicating that
the pace of tightening was slowing. Nonetheless, the Fed
indicated it would continue to reduce its U.S. Treasury (UST)
and agency debt and mortgage-backed security holdings.
Several prominent bank failures increased uncertainty
among investors, but government intervention led to swift
reorganizations and equities recovered from a brief decline.
Q. How did we respond to these changing market
conditions?
A. The Franklin Growth Fund has always been a fully
diversified portfolio of high-quality growth companies that
can be owned for a very long time. Given the Fund’s more
conservative approach, over the period it performed as was
expected in 2022, protecting more on the downside than
its peers. On the flip side, in 2023 the recent narrow bull
market in a handful of tech companies has worked to our
disadvantage. Historically narrow markets are not healthy,
and we believe the Fund is well positioned given its breadth of industry exposures for whatever economic environment is
forthcoming.
Performance Overview
The Fund’s Class A shares posted a +20.43% cumulative
total return for the 12 months under review. In comparison,
the Standard & Poor’s
®
500 Index (S&P 500
®
), which is
a broad measure of U.S. stock performance, posted a
+21.62% cumulative total return.
1
The Fund’s new secondary
benchmark, the Russell 1000
®
Growth Index, which is
market capitalization weighted and measures performance of
those Russell 1000
®
Index companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a cumulative total return of +27.72%.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 24 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. During the 12 months under review, it was the Fund’s
allocation effect that helped overall relative returns.
Underweightings in the financials, consumer staples
and consumer discretionary sectors benefited relative
performance. In the consumer discretionary sector, an
underweight in the poorly performing shares of Tesla
delivered strong relative results. The electric vehicle
manufacturer faced many headwinds over the period
including raw materials inflation and affordability challenges in a rising rate environment. On an individual stock basis,
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
68
.

Franklin Growth Fund

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Annual Report
the biggest contributors to relative returns were NVIDIA
and ServiceNow in the information technology (IT) sector
and Eli Lilly and Intuitive Surgical in the health care sector.
Chipmaker NVIDIA and digital workflow provider ServiceNow
benefited from broader equity market gains over the period
as well as the rapid adoption of artificial intelligence (AI). In the case of NVIDIA, the firm’s market cap reached $1 trillion in May 2023 on the back of strong demand for AI products.
Pharmaceutical giant Eli Lilly & Company had several drugs
driving its growth along with a promising pipeline focused on diabetes/obesity, immunology, oncology, and neuroscience.
Robotic surgical systems manufacturer Intuitive Surgical saw improved sales of its DaVinci machines as patient procedure
growth reached pre-COVID-19 levels.
Q. What were the leading detractors from performance?
A. Leading detractors over the period included the
industrials, communication services and energy sectors.
Stock selection and an overweight in the aerospace
and defense industry had a negative impact on relative
performance in the industrials sector. Within the sector,
elevated inflation, supply-chain delays and labor shortages
were challenges for defense contractor Northrop Grumman.
While financials were an overall contributor at the sector
level, the Fund’s investments in Charles Schwab and Adyen
hindered relative performance. Stock market volatility and
rising interest rates weighed on the shares of brokerage
giant Charles Schwab, while competition and increasing
operating expenses were drags on the shares of payment
processor Adyen. Manufacturing issues, slowing biotech
spending and tough COVID-19 comparisons weighed on
the shares of Catalent in the health care sector, which was
the biggest relative detractor over the period. Elsewhere,
in the IT sector, BILL Holdings was among the Fund’s five
biggest relative detractors. The shares of the financial
software provider were pressured by a pullback in spending
by small- and mid-sized businesses due to macroeconomic
uncertainty, which hindered payment volume growth.
Q. Were there any significant changes to the Fund
during the reporting period?
A. We reduced some of our larger technology names and
trimmed various industrial positions that had grown into
larger positions as valuations were at the high end and we
became increasingly concerned about the impact of an
economic slowdown. We also reduced or exited several
small tail positions where we were concerned that higher
interest rates may impact on their ability to grow or where
their profit profile has been pushed out. Some of those
positions included Proterra, Gitlab, Olaplex Holdings, Lucid
Group, Guardant Health and 10x Genomics.
Portfolio Composition
9/30/23
% of Total
Net Assets
Software 18.4%
Semiconductors & Semiconductor Equipment 8.9%
Life Sciences Tools & Services 6.1%
Technology Hardware, Storage & Peripherals 4.7%
Financial Services 4.6%
Pharmaceuticals 4.5%
Aerospace & Defense 4.4%
Capital Markets 4.1%
Health Care Equipment & Supplies 4.1%
Interactive Media & Services 3.7%
Machinery 3.7%
Broadline Retail 3.7%
Beverages 3.4%
Ground Transportation 3.4%
Other
*
21.7%
Short-Term Investments & Other Net Assets 0.6%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
9/30/23
Company
Industry, Country
% of Total
Net Assets
a a
Microsoft Corp. 5.7%
Software, United States
Apple, Inc. 4.7%
Technology Hardware, Storage & Peripherals,
United States
Alphabet, Inc. 3.7%
Interactive Media & Services, United States
Amazon.com, Inc. 3.7%
Broadline Retail, United States
NVIDIA Corp. 3.6%
Semiconductors & Semiconductor Equipment,
United States
Eli Lilly & Co. 3.0%
Pharmaceuticals, United States
Mastercard, Inc. 2.4%
Financial Services, United States
Intuit, Inc. 2.4%
Software, United States
ServiceNow, Inc. 2.3%
Software, United States
Union Pacific Corp. 1.9%
Ground Transportation, United States

Franklin Growth Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin Growth
Fund. We look forward to serving your future investment
needs.
Serena Perin Vinton, CFA
Robert Rendler, CFA
Joyce Lin, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of September 30, 2023
Franklin Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +20.43% +13.81%
5-Year +50.58% +7.31%
10-Year +203.81% +11.12%
Advisor
1-Year +20.73% +20.73%
5-Year +52.49% +8.81%
10-Year +211.52% +12.03%
See page 26 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/13–9/30/23)
Advisor Class
(9/30/13–9/30/23)
See page 26 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Large-capitalization companies may fall out of favor with investors based on market and economic conditions. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The S&P 500
®
is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Russell 1000
®
Growth Index is market capitalization weighted and measures performance of those Russell 1000
®
Index companies with relatively higher price-to-book ratios and higher forecasted growth rate.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–9/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A – $10.7138 $10.7138
C – $10.7138 $10.7138
R – $10.7138 $10.7138
R6 $0.2521 $10.7138 $10.9659
Advisor $0.1571 $10.7138 $10.8709
Total Annual Operating Expenses
6
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,031.60 $3.98 $1,021.15 $3.96 0.78%
C $1,000 $1,027.90 $7.79 $1,017.39 $7.75 1.53%
R $1,000 $1,030.40 $5.25 $1,019.89 $5.23 1.03%
R6 $1,000 $1,033.40 $2.39 $1,022.72 $2.38 0.47%
Advisor $1,000 $1,032.90 $2.71 $1,022.40 $2.70 0.53%

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Franklin Income Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. In analyzing debt and equity securities, we consider
such factors as a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; changing financial condition and market
recognition of the change; and a security’s relative value
based on such factors as anticipated cash flow, interest or
dividend coverage, asset coverage and earnings. When
choosing investments for the Fund, we apply a bottom-up,
value oriented, long-term approach, focusing on the market
price of a company’s securities relative to the investment
manager’s evaluation of the company’s long-term earning,
asset value and cash flow potential.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The Fund generated positive returns during the period
with strong performance from both equity and fixed income
holdings. Equity holdings outperformed fixed income
returns during the period. Relative to the Fund’s blended
benchmark, the overweight allocation to credit supported
absolute performance. Throughout the period, the Federal
Reserve (Fed) continued to increase interest rates from
2022 levels to counteract stubborn inflation. Despite the
Fed’s hawkish stance, the labor market remains tight, and
the economy continues to grow with gross domestic product
in excess of 2%. The Fund used interest rate futures to
hedge duration in the period. However, this did not cause the change to Net Assets from Operations for the fiscal year to
exceed 5%.
Q. How did we respond to these changing market
conditions?
A. The Fund entered the period with an equity weighting of
42.6% and a fixed income weighting of 56.2% (while holding
0.7% in cash equivalents). As interest rates rose during the period, the Fund took advantage of higher yield investment
opportunities within fixed income and ended the period with
a considerable shift in asset allocation. By period-end, equity allocation was 35.9% and fixed income allocation reached
63.3%, while cash equivalents comprised 0.65% of the Fund.
Performance Overview
The Fund’s Class A shares posted a cumulative total return
of +8.33% for the 12 months under review. In comparison,
the Standard & Poor’s
®
500 Index (S&P 500
®
), which is
a broad measure of U.S. stock performance, posted a
+21.62% cumulative total return.
1
The Blended Benchmark
which consists of 50% MSCI USA High Dividend Yield
Index + 25% Bloomberg High Yield Very Liquid Index +
25% Bloomberg U.S. Aggregate Bond Index, which is a
combination of leading stock and bond indexes, posted a
+9.18% cumulative total return.
2
Individually, the MSCI USA
High Dividend Yield Index, which is based on the MSCI
USA Index, its parent index, and includes large- and mid-
capitalization stocks, posted a +12.62% cumulative total
return, the Bloomberg High Yield Very Liquid Index, designed to track a more liquid component of the USD-denominated,
high yield, fixed-rate corporate bond market, posted a
+10.32% cumulative total return and the Bloomberg U.S.
Aggregate Bond Index, which measures the performance
of the investment-grade, U.S. dollar-denominated, fixed-
rate taxable bond market, posted a +0.64% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 30 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without the return of capital and without reducing the Fund’s net asset
value per share due to making distributions in excess of total return performance.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
79
.

Franklin Income Fund

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Annual Report
Q. What were the leading contributors to performance?
A. Equity holdings contributed the highest returns to
the Fund during the 12 months under review, led by the
information technology (IT), energy, and industrials sectors.
Cisco Systems performed best within IT, while Chevron and
Exxon Mobil contributed the highest absolute performance
within the energy sector. Siemens was a top performer within the industrials sector. As of period end, the Fund no longer holds Siemens. Fixed income allocation also performed
well during the period under review, with the health care,
consumer discretionary, and industrials sectors contributing the highest absolute returns. Within health care, Community
Health Systems and Tenet Healthcare performed best,
while Ford and Boeing contributed within the consumer
discretionary and industrials sectors, respectively.
Q. What were the leading detractors from performance?
A. Due to the sector’s interest rate sensitivity, the utilities sector was the only detractor from stock performance during
the 12-month period under review. Dominion Energy and
NextEra Energy were the worst performers within utilities,
while Truist detracted within the financials sector. In terms of the Fund’s fixed income allocation, U.S. Treasuries (UST)
detracted the most from performance. Carvana and Endo
International also detracted from Fund performance within
the consumer discretionary and health care sectors. The
Fund no longer holds a position in Carvana, as of the period-
end.
Thank you for your continued participation in Franklin
Income Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Lead Portfolio Manager
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
9/30/23
% of Total Net
Assets
Corporate Bonds 48.1%
Common Stocks 18.7%
Equity-Linked Securities 17.3%
U.S. Government and Agency Securities 13.7%
Other
*
0.9%
Short-Term Investments & Other Net Assets 1.3%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top Five Fixed Income Holdings
9/30/23
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 11.1%
Financial Services , United States
CHS/Community Health Systems, Inc. 3.3%
Health Care Providers & Services , United States
U.S. Treasury Bonds 2.6%
Financial Services , United States
Tenet Healthcare Corp. 1.7%
Health Care Providers & Services , United States
Bausch Health Cos., Inc. 1.1%
Pharmaceuticals , United States
Top Five Equity Holdings
*
9/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 1.7%
Oil, Gas & Consumable Fuels , United States
Bank of America Corp. 1.6%
Banks , United States
Morgan Stanley 1.5%
Capital Markets , United States
Texas Instruments, Inc. 1.5%
Semiconductors & Semiconductor Equipment ,
United States
NextEra Energy, Inc. 1.2%
Electric Utilities , United States
*
Includes convertible bonds.

Performance Summary as of September 30, 2023
Franklin Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +8.33% +4.26%
5-Year +24.75% +3.73%
10-Year +60.94% +4.47%
Advisor
1-Year +9.16% +9.16%
5-Year +27.04% +4.90%
10-Year +65.42% +5.16%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 5.53% 4.62% 4.62%
Advisor 6.00% 5.06% 5.05%
See page 33 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/13–9/30/23)
Advisor Class
(9/30/13–9/30/23)

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default.
Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Equity securi-
ties are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and gover-
nance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
Net Asset Value
Share Class (Symbol) 9/30/23 9/30/22 Change
A (FKIQX) $2.19 $2.14 +$0.05
A1 (FKINX) $2.20 $2.15 +$0.05
C (FCISX) $2.24 $2.18 +$0.06
R (FISRX) $2.15 $2.10 +$0.05
R6 (FNCFX) $2.19 $2.13 +$0.06
Advisor (FRIAX) $2.18 $2.12 +$0.06
Distributions
(10/1/22–9/30/23)
Share Class
Net Investment
Income
A $0.1296
A1 $0.1323
C $0.1200
R $0.1236
R6 $0.1362
Advisor $0.1350
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.72% 0.73%
Advisor 0.47% 0.48%

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/23.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. The S&P 500
®
is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Blended 50%
MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index measures performance of high dividend-paying global and developed and emerging stocks, noninvestment-grade corporate bonds and tracks performance of the U.S. investment-grade bond market.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $978.80 $3.48 $1,021.55 $3.56 0.70%
A1 $1,000 $983.80 $2.99 $1,022.05 $3.05 0.60%
C $1,000 $977.30 $5.46 $1,019.55 $5.57 1.10%
R $1,000 $981.60 $4.73 $1,020.30 $4.82 0.95%
R6 $1,000 $984.50 $1.99 $1,023.07 $2.03 0.40%
Advisor $1,000 $984.10 $2.25 $1,022.80 $2.29 0.45%

franklintempleton.com
Annual Report
Franklin U.S. Government Securities Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. We currently invest the Fund’s assets substantially in
GNMA obligations. We analyze securities using proprietary
models to help us identify attractive investment opportunities.
Since 1983, the Fund has invested substantially in Ginnie
Mae securities, which carry a guarantee backed by the
full faith and credit of the U.S. government as to the
timely payment of interest and principal.
1
Issued by the
Government National Mortgage Association (GNMA),
Ginnie Maes have been among the highest yielding U.S.
government obligations available.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Inflation levels and central bank action remained the
focus of financial markets during the 12-month period
under review, during which the U.S. Federal Reserve (Fed)
continued its aggressive action to address the decades-
high levels of inflation in the U.S. The Fed took a breather at its June 2023 meeting after a 15-month long rate hiking
campaign, followed by a 25-basis point increase in the fed
funds target rate in July’s meeting. Although the Fed kept
its policy rate unchanged in September, Fed Chair Jerome
Powell stressed that the pause was no indication that policy is sufficiently restrictive. The UST yield curve shifted higher during the 12-month period under review, especially the
shorter end of the curve, such as the 2-year. The yield curve remains inverted, often a sign of a slowing economy. Over
the period, headline inflation measures moved significantly
lower such that a soft-landing scenario for the U.S. economy has increasingly become a general market consensus. On
the housing front, fundamentals are continuing to slow but
remain supportive; prepayment risk remains negligible, and
the MBS index is near full extension as macroeconomic
conditions, particularly low unemployment, remain relatively healthy. Mortgage rates increased 60 bps (6.70% to 7.31%)
during the period under review. With the Fed’s balance sheet normalization plan underway, their share of the agency
MBS market will continue to decline, leaving approximately
$400 billion of MBS that will need to be absorbed, primarily by money managers, and a combination of other demand
sources such as overseas investors and banks.
Q. How did we respond to these changing market
conditions?
A. We moved from underweight to overweight 2.5%
coupons. We added to our overweight in 3.0% and 3.5%
coupons. We remained overweight 4.0% coupons but
decreased our exposure. Lastly, we moved from overweight
to underweight in 4.5% coupons.
Performance Overview
The Fund’s Class A shares posted a -0.49% cumulative
total return for the 12 months under review. In comparison,
the Bloomberg U.S. Government - Intermediate Index, the
intermediate component of the Bloomberg U.S. Government
Index, posted a +1.33% cumulative total return.
2
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 37 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. Our exposure to GNMA I 4.5% and 5.0% coupons were
leading contributors to relative performance, as were our
allocation to GNMA II 4.0%, 5.0% and 5.5% coupons.
Q. What were the leading detractors from performance?
A. Our exposures to GNMA II 2.5% through 3.5% coupons
were lead detractors from performance. Security selection in
GNMA II 4.0% through 5.5% coupons also hindered results.
Portfolio Composition
9/30/23
% of Total Net
Assets
Mortgage-Backed Securities 96.5%
Other
*
0.6%
Short-Term Investments & Other Net Assets 2.9%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
109
.

Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
Q. Were there any significant changes to the Fund
during the reporting period?
A. Our largest allocation remained in 2.5-3.5% coupons, and
we decreased exposure to the middle of the coupon stack for
3% and 4% coupons, while adding to higher 5-6% coupons.
On a relative basis, we ended the period overweight middle
of the coupon stack (2.5-4%) with an underweight in 1.5%,
2.0% and 4.5% coupons.
Thank you for your continued participation in Franklin U.S.
Government Securities Fund. We welcome your comments
and questions and look forward to serving your investment
needs in the years ahead.
Paul Varunok
Neil Dhruv
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2023
Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -0.49% -4.22%
5-Year -5.40% -1.86%
10-Year -0.33% -0.41%
Advisor
1-Year -0.24% -0.24%
5-Year -4.10% -0.83%
10-Year +1.62% +0.16%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 3.18% 2.61% 2.60%
Advisor 3.54% 2.97% 2.96%
See page 39 for Performance Summary footnotes.

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/13–9/30/23)
Advisor Class
(9/30/13–9/30/23)

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepay-
ment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/23.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. Bloomberg U.S. Government - Intermediate Index is the intermediate component of the Bloomberg U.S. Government Index, which includes U.S. dol-
lar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government).
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–9/30/23)
Share Class
Net Investment
Income
A $0.1496
A1 $0.1551
C $0.1281
R $0.1370
R6 $0.1672
Advisor $0.1625
Total Annual Operating Expenses
9
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $956.40 $3.42 $1,021.57 $3.53 0.70%
A1 $1,000 $956.90 $2.90 $1,022.10 $3.00 0.59%
C $1,000 $953.90 $5.37 $1,019.57 $5.55 1.10%
R $1,000 $955.20 $4.64 $1,020.32 $4.80 0.95%
R6 $1,000 $956.30 $1.84 $1,023.19 $1.90 0.37%
Advisor $1,000 $957.80 $2.20 $1,022.83 $2.27 0.45%

franklintempleton.com
Annual Report
Franklin Utilities Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We search for the best return opportunities available in
the global utilities arena with a specific focus on the U.S.
electricity and gas sector. Generally, we seek to invest in
companies producing a high percentage of earnings from
their regulated operations.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. During the 12-month period, technology stocks led
equity prices higher, rallying amid cost-cutting efforts and investor optimism that artificial intelligence (“AI”) would
lead to strong growth opportunities. Utilities, one of only
two sectors to decline for the period, was the worst sector
performer. U.S. gross domestic product (GDP) expanded
in the fourth quarter of 2022 and the first half of 2023 amid rising business investment and resilient consumer spending
on services. The labor market remained strong amid a high
level of nominal growth, keeping U.S. unemployment very
low by historic standards. Inflation declined substantially
but remained elevated throughout (and rebounded slightly
at period end). Rising wages and lower inflation bolstered
consumer confidence, contributing to increased spending
and economic growth. Nonetheless, continued tightness
in the labor market led to concern that high interest rates
would persist for some time. High interest rates translated
to elevated borrowing costs for individuals and businesses,
which dampened some economic activity, especially in
the housing and financial markets. In its efforts to reduce
inflation, the U.S. Federal Reserve (Fed) restricted monetary policy during the period, raising the federal funds target rate six times to a range of 5.25%–5.50%, pushing borrowing
costs to their highest levels since 2001. However, at two
of its meetings, the Fed declined to adjust interest rates,
indicating that the pace of tightening was slowing. Toward
the end of the period, investor risk appetite soured as it
became clearer that the Fed intends to hold interest rates
higher for longer than investors had previously expected,
and markets gave back some of their gains. The S&P
500
®
Utilities Index declined for the period.
Q. How did we respond to these changing market
conditions?
A. We maintain a philosophy of focusing on high-quality,
regulated utilities that offer above-average risk-adjusted
returns within the portfolio. While we are always aware of
market conditions and act accordingly, the emphasis on
our bottom-up approach enables us to select companies
that are structurally sound and able to weather a range of
macroeconomic conditions.
Performance Overview
The Fund’s Class A shares posted a -4.55% cumulative total
return for the 12 months under review. In comparison, the
S&P 500
®
Utilities Index, which measures the performance
of all utilities stocks in the Standard & Poor’s
®
500 Index
(S&P 500
®
), posted a -7.02% cumulative total return, and
the S&P 500
®
Index, which is a broad measure of U.S. stock
performance, posted a +21.62% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 44 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without the return of capital and without reducing the Fund’s net asset
value per share due to making distributions in excess of total return performance.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
117
.

Franklin Utilities Fund

franklintempleton.com
Annual Report
Q. What were the leading contributors to performance?
A. The Fund performed better than the benchmark during
the 12-month period under review. At the industry level,
within the utilities sector, multi-utilities and independent power and renewable electricity producers were the
largest contributors to relative performance, driven by
stock selection. Selection in electric utilities also added
value. The Fund managers maintain a small weighting
in the energy sector, and that exposure also made a
meaningful contribution to relative returns. The top overall individual contributors included off-benchmark holdings
Vistra and E.ON, as well as an underweight to NextEra.
Vistra, a Texas-based power producer and retail energy
provider, benefited from earnings that exceeded consensus
expectations, supported by the company’s hedging strategy,
as well as warm summer weather and heat waves in Texas
and other Southern states. The company’s US $6.8 billion
acquisition of Energy Harbor (not a fund holding), which will allow a deeper push into nuclear energy, appeared to be
on track for completion in 2023, though it may be delayed
as the companies work to alleviate the U.S. Department
of Justice’s anti-competitive concerns. Our underweight to
Florida-based electric utility NextEra Energy contributed to performance relative to the benchmark S&P 500
®
Utilities
Index as its shares posted a double-digit decline for the
period. Shares declined amid concerns about demand for
solar energy and rising interest rates, as investors were
disappointed by slowing net income growth at its renewable
energy subsidiary, given weaker pricing for solar panels and batteries. Shares of Germany-based energy giant E.ON
advanced sharply despite disruptions in European energy
markets driven by the Russia-Ukraine war. E.ON’s focus on
crisis management execution helped the company surpass
earnings expectations, and strong guidance for 2023
supported investor sentiment, as did its plans to accelerate decarbonization and energy transition initiatives and
infrastructure expansion plans though 2027.
Q. What were the leading detractors from performance?
A. At the industry level, stock selection in gas utilities
detracted the most from relative performance, while
positioning in water utilities and, in the energy-related
group, the diversified telecommunications industry weighed
modestly on relative results during the 12-month period
under review. The largest individual detractors were all
underweight positions: Constellation Energy, Consolidated
Edison and Duke Energy. Shares of Maryland-based
electric utility Constellation Energy, which was spun out
of Exelon in 2022 and is a major U.S. nuclear operator,
advanced sharply as earnings surpassed expectations and
full-year guidance was strong. A $1 billion stock repurchase program, announced in February 2023, also supported the
stock. New York-based multi-utility Consolidated Edison
followed a similar script, as shares advanced for the period on the strength of strong earnings and an accelerated
share buyback, though the shares’ 12-month advance was
much more modest. Duke Energy, which operates electric
utilities throughout the Midwest and South, also detracted
on a relative basis. The company’s shares posted a modest
decline for the period but fared better than the benchmark.
Q. Were there any significant changes to the Fund
during the reporting period?
A. During the 12-month period, the Fund managers exited
a number of positions in the portfolio to create more
concentration amongst our holdings in which the managers
hold greater conviction. Among our liquidations are two
Portfolio Composition
9/30/23
% of Total
Net Assets
Electric Utilities 57.5%
Multi-Utilities 30.4%
Oil, Gas & Consumable Fuels 4.4%
Independent Power and Renewable Electricity
Producers 3.5%
Construction & Engineering 1.5%
Water Utilities 1.4%
Other
*
0.8%
Short-Term Investments & Other Net Assets 0.5%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
9/30/23
Company
Industry, Country
% of Total
Net Assets
a a
NextEra Energy, Inc. 9.9%
Electric Utilities, United States
Southern Co. (The) 5.2%
Electric Utilities, United States
Edison International 4.9%
Electric Utilities, United States
Sempra 4.5%
Multi-Utilities, United States
Exelon Corp. 4.4%
Electric Utilities, United States
Duke Energy Corp. 4.3%
Electric Utilities, United States
Entergy Corp. 4.0%
Electric Utilities, United States
Evergy, Inc. 3.8%
Electric Utilities, United States
PG&E Corp. 3.3%
Electric Utilities, United States
Alliant Energy Corp. 3.3%
Electric Utilities, United States

Franklin Utilities Fund

franklintempleton.com
Annual Report
Canadian-based holdings, Emera and Telus Corporation,
which the managers felt had achieved relatively high
valuation premiums to U.S. utility counterparts. The Fund
managers also sold their position in Origin Energy, a multi-
energy company based in Australia that entered into an
agreement to be sold to a multi-national energy consortium.
The Fund managers also liquidated three smaller-
capitalization utilities that the managers felt were trading rich compared to other utilities in the portfolio: Black Hills,
PNM Resources and Southwest Gas Holdings. Finally, the
managers liquidated positions in two energy infrastructure
companies, Equitrans Midstream and Knife River. The
managers used the proceeds from the various sales within
our portfolio primarily to add to existing positions, including
Ameren, CenterPoint Energy, Evergy and NiSource. The
managers believe each of these companies are well-
positioned utilities operating in solid service territories with sound regulatory oversight. Ameren is based in St. Louis
and provides electricity and natural gas across Missouri
and Illinois. CenterPoint is headquartered in Houston and is experiencing above-average customer growth in its region.
Evergy is based in Kansas City and serves both Missouri
and Kansas. NiSource, which is headquartered in Indiana,
provides both electric and natural gas service across several midwestern states. The Fund managers feel each of these
companies offers an above-average return profile relative to the average utility company.
Thank you for your continued participation in Franklin Utilities
Fund. We look forward to serving your future investment
needs.
John Kohli, CFA
Blair Schmicker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2023
Franklin Utilities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -4.55% -8.13%
5-Year +31.65% +4.85%
10-Year +109.26% +7.25%
Advisor
1-Year -4.31% -4.31%
5-Year +33.32% +5.92%
10-Year +113.61% +7.89%
Share Class
Distribution
Rate
6
30-Day
Standardized
Yield
7
A 2.37% 2.91%
Advisor 2.71% 3.29%
See page 46 for Performance Summary footnotes.

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 46 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/13–9/30/23)
Advisor Class
(9/30/13–9/30/23)

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Equity securities are subject to price fluctuation and possible loss of principal. Securities issued by utility companies have been historically sensitive to interest rate changes. When interest rates fall, utility securities prices, and thus a utilities fund’s share price, tend to rise; when interest rates rise, their prices generally fall. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
9/30/23.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. The S&P 500
®
Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500
®
. The S&P 500
®
is a market capitaliza-
tion-weighted index of 500 stocks designed to measure total U.S. equity market performance.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 9/30/23 9/30/22 Change
A (FKUQX) $18.64 $20.26 -$1.62
A1 (FKUTX) $18.65 $20.27 -$1.62
C (FRUSX) $18.53 $20.14 -$1.61
R (FRURX) $18.56 $20.17 -$1.61
R6 (FUFRX) $18.84 $20.47 -$1.63
Advisor (FRUAX) $18.84 $20.47 -$1.63
Distributions
(10/1/22–9/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.4740 $0.3087 $0.7827
A1 $0.4953 $0.3087 $0.8040
C $0.3903 $0.3087 $0.6990
R $0.4216 $0.3087 $0.7303
R6 $0.5431 $0.3087 $0.8518
Advisor $0.5268 $0.3087 $0.8355
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Utilities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $894.20 $3.92 $1,020.93 $4.18 0.83%
A1 $1,000 $895.20 $3.45 $1,021.43 $3.68 0.73%
C $1,000 $892.70 $5.81 $1,018.93 $6.20 1.23%
R $1,000 $893.50 $5.10 $1,019.68 $5.44 1.08%
R6 $1,000 $896.00 $2.32 $1,022.62 $2.48 0.49%
Advisor $1,000 $895.50 $2.73 $1,022.18 $2.92 0.58%

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $92.78 $157.23 $121.24 $82.84 $81.16
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.38) (0.64) (0.82) (0.38) (0.20)
Net realized and unrealized gains (losses) ........... 24.02 (61.59) 36.81 39.44 3.79
Total from investment operations .................... 23.64 (62.23) 35.99 39.06 3.59
Less distributions from:
Net realized gains ............................. — (2.22) — (0.66) (1.91)
Net asset value, end of year ....................... $116.42 $92.78 $157.23 $121.24 $82.84
Total return
c
................................... 25.47% (40.15)% 29.68% 47.47% 4.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.82% 0.79% 0.85% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.83%
e
0.82%
e
0.79%
e
0.84% 0.85%
Net investment (loss) ............................ (0.35)% (0.50)% (0.56)% (0.39)% (0.26)%
Supplemental data
Net assets, end of year (000’s) ..................... $8,669,145 $7,214,315 $12,129,483 $8,378,574 $4,504,434
Portfolio turnover rate ............................ 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $74.75 $128.06 $99.49 $68.60 $68.07
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.95) (1.29) (1.55) (0.91) (0.66)
Net realized and unrealized gains (losses) ........... 19.29 (49.80) 30.12 32.46 3.10
Total from investment operations .................... 18.34 (51.09) 28.57 31.55 2.44
Less distributions from:
Net realized gains ............................. — (2.22) — (0.66) (1.91)
Net asset value, end of year ....................... $93.09 $74.75 $128.06 $99.49 $68.60
Total return
c
................................... 24.55% (40.60)% 28.72% 46.37% 3.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.57% 1.54% 1.60% 1.61%
Expenses net of waiver and payments by affiliates
d
...... 1.58%
e
1.57%
e
1.54%
e
1.59% 1.60%
Net investment (loss) ............................ (1.10)% (1.26)% (1.31)% (1.14)% (1.01)%
Supplemental data
Net assets, end of year (000’s) ..................... $774,154 $715,976 $1,339,016 $1,095,702 $597,927
Portfolio turnover rate ............................ 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $89.14 $151.52 $117.13 $80.26 $78.88
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.62) (0.91) (1.14) (0.60) (0.39)
Net realized and unrealized gains (losses) ........... 23.05 (59.25) 35.53 38.13 3.68
Total from investment operations .................... 22.43 (60.16) 34.39 37.53 3.29
Less distributions from:
Net realized gains ............................. — (2.22) — (0.66) (1.91)
Net asset value, end of year ....................... $111.57 $89.14 $151.52 $117.13 $80.26
Total return .................................... 25.16% (40.29)% 29.36% 47.09% 4.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.07% 1.04% 1.10% 1.11%
Expenses net of waiver and payments by affiliates
c
...... 1.08%
d
1.07%
d
1.04%
d
1.09% 1.10%
Net investment (loss) ............................ (0.60)% (0.75)% (0.81)% (0.63)% (0.51)%
Supplemental data
Net assets, end of year (000’s) ..................... $212,068 $188,831 $311,646 $221,041 $123,721
Portfolio turnover rate ............................ 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $97.95 $165.26 $127.01 $86.46 $84.31
Income from investment operations
a
:
Net investment income (loss)
b
.................... —
c
(0.18) (0.36) (0.05) 0.07
Net realized and unrealized gains (losses) ........... 25.40 (64.91) 38.61 41.26 3.99
Total from investment operations .................... 25.40 (65.09) 38.25 41.21 4.06
Less distributions from:
Net realized gains ............................. — (2.22) — (0.66) (1.91)
Net asset value, end of year ....................... $123.35 $97.95 $165.26 $127.01 $86.46
Total return .................................... 25.92% (39.92)% 30.12% 47.97% 5.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.48% 0.46% 0.46% 0.50% 0.51%
Expenses net of waiver and payments by affiliates
d
...... 0.47% 0.45% 0.46%
e
0.50%
e
0.50%
Net investment income (loss) ...................... —%
f
(0.13)% (0.23)% (0.05)% 0.09%
Supplemental data
Net assets, end of year (000’s) ..................... $7,515,703 $6,322,021 $9,820,184 $5,817,028 $2,473,942
Portfolio turnover rate ............................ 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $96.64 $163.27 $125.58 $85.58 $83.56
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.11) (0.34) (0.48) (0.15) (0.01)
Net realized and unrealized gains (losses) ........... 25.03 (64.07) 38.17 40.81 3.94
Total from investment operations .................... 24.92 (64.41) 37.69 40.66 3.93
Less distributions from:
Net realized gains ............................. — (2.22) — (0.66) (1.91)
Net asset value, end of year ....................... $121.56 $96.64 $163.27 $125.58 $85.58
Total return .................................... 25.79% (39.99)% 30.01% 47.83% 5.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.57% 0.54% 0.60% 0.61%
Expenses net of waiver and payments by affiliates
c
...... 0.58%
d
0.57%
d
0.54%
d
0.59% 0.60%
Net investment (loss) ............................ (0.10)% (0.26)% (0.32)% (0.15)% (0.01)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,499,474 $2,280,138 $4,352,531 $2,884,489 $1,154,604
Portfolio turnover rate ............................ 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2023
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 800,000 $ 159,192,000
HEICO Corp. ........................................ United States 410,000 66,391,300
225,583,300
Automobile Components 0.1%
a
Mobileye Global, Inc. , A ................................. Israel 600,000 24,930,000
Automobiles 3.2%
a
Tesla, Inc. ........................................... United States 2,500,000 625,550,000
Biotechnology 0.9%
a
Argenx SE .......................................... Netherlands 300,000 146,641,318
a
Genmab A/S , ADR .................................... Denmark 500,000 17,635,000
a
Krystal Biotech, Inc. ................................... United States 10,000 1,160,000
a
Natera, Inc. .......................................... United States 200,000 8,850,000
174,286,318
Broadline Retail 7.7%
a
Amazon.com, Inc. ..................................... United States 10,000,000 1,271,200,000
a
MercadoLibre, Inc. .................................... Brazil 200,000 253,576,000
1,524,776,000
Capital Markets 1.8%
Moody's Corp. ........................................ United States 100,000 31,617,000
MSCI, Inc. , A ......................................... United States 250,000 128,270,000
Tradeweb Markets, Inc. , A ............................... United States 2,500,000 200,500,000
360,387,000
Communications Equipment 0.1%
a
Arista Networks, Inc. ................................... United States 75,000 13,794,750
Construction & Engineering 1.0%
Quanta Services, Inc. .................................. United States 1,100,000 205,777,000
Diversified Consumer Services 0.1%
a
Duolingo, Inc. , A ...................................... United States 125,000 20,733,750
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 2,300,000 131,767,000
Electrical Equipment 0.2%
a
Array Technologies, Inc. ................................ United States 800,000 17,752,000
EnerSys ............................................ United States 100,000 9,467,000
a
NEXTracker, Inc. , A .................................... United States 500,000 20,080,000
47,299,000
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. , A .................................... United States 500,000 41,995,000
Keyence Corp. ....................................... Japan 200,000 73,967,656
Samsung SDI Co. Ltd. ................................. South Korea 100,000 37,704,785
153,667,441
Energy Equipment & Services 1.6%
Baker Hughes Co. , A ................................... United States 2,000,000 70,640,000
a
Oceaneering International, Inc. ........................... United States 1,400,000 36,008,000
Schlumberger NV ..................................... United States 3,000,000 174,900,000
TechnipFMC plc ...................................... United Kingdom 1,300,000 26,442,000
307,990,000
Financial Services 5.0%
a,b
Adyen NV , 144A , Reg S ................................ Netherlands 90,000 66,725,910

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Mastercard, Inc. , A .................................... United States 1,700,000 $ 673,047,000
a
Toast, Inc. , A ......................................... United States 550,000 10,301,500
Visa, Inc. , A .......................................... United States 1,000,000 230,010,000
980,084,410
Ground Transportation 0.8%
a
Uber Technologies, Inc. ................................. United States 3,250,000 149,467,500
Health Care Equipment & Supplies 4.4%
a
Dexcom, Inc. ......................................... United States 400,000 37,320,000
a
Edwards Lifesciences Corp. ............................. United States 125,000 8,660,000
a
Haemonetics Corp. .................................... United States 350,000 31,353,000
a
IDEXX Laboratories, Inc. ................................ United States 725,000 317,020,750
a
Inspire Medical Systems, Inc. ............................ United States 560,000 111,126,400
a
Intuitive Surgical, Inc. .................................. United States 1,000,000 292,290,000
a
Penumbra, Inc. ....................................... United States 100,000 24,191,000
a
Shockwave Medical, Inc. ................................ United States 100,000 19,910,000
Stryker Corp. ........................................ United States 100,000 27,327,000
869,198,150
Health Care Providers & Services 1.4%
a
HealthEquity, Inc. ..................................... United States 250,000 18,262,500
UnitedHealth Group, Inc. ................................ United States 500,000 252,095,000
270,357,500
Health Care Technology 0.5%
a
Veeva Systems, Inc. , A ................................. United States 450,000 91,552,500
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc. , A ........................................ United States 100,000 13,721,000
a
Booking Holdings, Inc. ................................. United States 30,000 92,518,500
a
DoorDash, Inc. , A ..................................... United States 100,000 7,947,000
114,186,500
Interactive Media & Services 5.1%
a
Alphabet, Inc. , A ...................................... United States 6,300,000 824,418,000
a
Meta Platforms, Inc. , A ................................. United States 625,000 187,631,250
1,012,049,250
IT Services 3.2%
a
Gartner, Inc. ......................................... United States 80,000 27,488,800
a
MongoDB, Inc. , A ..................................... United States 800,000 276,688,000
a
Shopify, Inc. , A ....................................... Canada 5,000,000 272,914,673
a
Snowflake, Inc. , A ..................................... United States 300,000 45,831,000
622,922,473
Life Sciences Tools & Services 4.7%
Danaher Corp. ....................................... United States 1,500,000 372,150,000
a
Repligen Corp. ....................................... United States 300,000 47,703,000
Thermo Fisher Scientific, Inc. ............................ United States 1,000,000 506,170,000
926,023,000
Media 0.1%
a
Trade Desk, Inc. (The) , A ................................ United States 300,000 23,445,000
Pharmaceuticals 1.9%
AstraZeneca plc , ADR .................................. United Kingdom 2,500,000 169,300,000
Eli Lilly & Co. ........................................ United States 400,000 214,852,000
384,152,000

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.9%
a
Ceridian HCM Holding, Inc. .............................. United States 200,000 $ 13,570,000
Paycom Software, Inc. ................................. United States 325,000 84,262,750
a
Paylocity Holding Corp. ................................. United States 325,000 59,052,500
TransUnion .......................................... United States 50,000 3,589,500
Verisk Analytics, Inc. , A ................................. United States 60,000 14,174,400
174,649,150
Semiconductors & Semiconductor Equipment 19.3%
a
Advanced Micro Devices, Inc. ............................ United States 1,000,000 102,820,000
Analog Devices, Inc. ................................... United States 2,000,000 350,180,000
a
ARM Holdings plc , ADR ................................ United States 299,200 16,013,184
ASM International NV .................................. Netherlands 250,000 104,393,244
ASML Holding NV , ADR ................................ Netherlands 775,000 456,211,500
Broadcom, Inc. ....................................... United States 50,000 41,529,000
Entegris, Inc. ......................................... United States 1,000,000 93,910,000
a
First Solar, Inc. ....................................... United States 150,000 24,238,500
Intel Corp. ........................................... United States 500,000 17,775,000
KLA Corp. ........................................... United States 550,000 252,263,000
Lam Research Corp. ................................... United States 535,000 335,321,950
a
Lattice Semiconductor Corp. ............................. United States 1,000,000 85,930,000
Monolithic Power Systems, Inc. ........................... United States 525,000 242,550,000
NVIDIA Corp. ........................................ United States 3,850,000 1,674,711,500
3,797,846,878
Software 29.8%
a
Adobe, Inc. .......................................... United States 125,000 63,737,500
a
Altair Engineering, Inc. , A ............................... United States 75,000 4,692,000
a
ANSYS, Inc. ......................................... United States 500,000 148,775,000
a
Aspen Technology, Inc. ................................. United States 200,000 40,852,000
a
Atlassian Corp. , A ..................................... United States 500,000 100,755,000
a
Cadence Design Systems, Inc. ........................... United States 2,300,000 538,890,000
Constellation Software, Inc. .............................. Canada 50,000 103,219,833
a
Crowdstrike Holdings, Inc. , A ............................. United States 50,000 8,369,000
a
Datadog, Inc. , A ...................................... United States 1,000,000 91,090,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 750,000 55,035,000
a
Fair Isaac Corp. ...................................... United States 50,000 43,426,500
a
HubSpot, Inc. ........................................ United States 600,000 295,500,000
Intuit, Inc. ........................................... United States 1,000,000 510,940,000
a,c
Klaviyo, Inc. , A ....................................... United States 337,400 11,640,300
a,b
Lumine Group, Inc. , Reg S .............................. Canada 500,000 7,406,317
a
Manhattan Associates, Inc. .............................. United States 150,000 29,649,000
Microsoft Corp. ....................................... United States 4,200,000 1,326,150,000
a
Monday.com Ltd. ...................................... United States 800,000 127,376,000
Oracle Corp. ......................................... United States 100,000 10,592,000
a
Palo Alto Networks, Inc. ................................ United States 1,100,000 257,884,000
a
Procore Technologies, Inc. .............................. United States 1,000,000 65,320,000
Roper Technologies, Inc. ................................ United States 500,000 242,140,000
a
Salesforce, Inc. ....................................... United States 1,000,000 202,780,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 642,804,000
a
SPS Commerce, Inc. ................................... United States 150,000 25,591,500
a
Synopsys, Inc. ....................................... United States 1,250,000 573,712,500
a
Tyler Technologies, Inc. ................................. United States 250,000 96,535,000
a
Workday, Inc. , A ...................................... United States 1,000,000 214,850,000
a
Xero Ltd. ............................................ New Zealand 200,000 14,382,451
5,854,094,901
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. .......................................... United States 2,500,000 428,025,000

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 154 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 350,000 $ 19,124,000
Total Common Stocks (Cost $ 10,875,811,585 ) ...................................
19,533,719,771
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ....................... Canada 50,000 —
Total Warrants (Cost $ – ) ......................................................
—
Total Long Term Investments (Cost $ 10,875,811,585 ) ............................
19,533,719,771
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 5.019% .... United States 93,924,605 93,924,605
Total Money Market Funds (Cost $ 93,924,605 ) ..................................
93,924,605
Total Short Term Investments (Cost $ 93,924,605 ) ................................
93,924,605
a
Total Investments (Cost $ 10,969,736,190 ) 99 .8% ................................
$19,627,644,376
Other Assets, less Liabilities 0 .2% .............................................
42,900,386
Net Assets 100.0% ...........................................................
$19,670,544,762
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $74,132,227, representing 0.4% of net assets.
c
A portion or all of the security is on loan at September 30, 2023. See Note 1(g).
d
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2020
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $19.30 $31.61 $25.05 $20.16
Income from investment operations
b
:
Net investment (loss)
c
....................................... (0.10) (0.18) (0.23) (0.10)
Net realized and unrealized gains (losses) ........................ 5.55 (11.95) 7.00 4.99
Total from investment operations ................................. 5.45 (12.13) 6.77 4.89
Less distributions from:
Net realized gains .......................................... — (0.18) (0.21) —
Net asset value, end of year .................................... $24.75 $19.30 $31.61 $25.05
Total return
d
................................................ 28.24% (38.61)% 27.17% 24.26%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.36% 1.37% 1.36% 1.81%
Expenses net of waiver and payments by affiliates .................... 1.10%
f
1.10%
f
1.10%
f
1.10%
Net investment (loss) ......................................... (0.43)% (0.69)% (0.78)% (0.72)%
Supplemental data
Net assets, end of year (000’s) .................................. $57,251 $53,027 $80,509 $26,793
Portfolio turnover rate ......................................... 27.22% 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2020
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $18.92 $31.23 $24.94 $20.16
Income from investment operations
b
:
Net investment (loss)
c
....................................... (0.26) (0.37) (0.44) (0.21)
Net realized and unrealized gains (losses) ........................ 5.43 (11.76) 6.94 4.99
Total from investment operations ................................. 5.17 (12.13) 6.50 4.78
Less distributions from:
Net realized gains .......................................... — (0.18) (0.21) —
Net asset value, end of year .................................... $24.09 $18.92 $31.23 $24.94
Total return
d
................................................ 27.33% (39.08)% 26.20% 23.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 2.11% 2.12% 2.12% 2.56%
Expenses net of waiver and payments by affiliates .................... 1.85%
f
1.85%
f
1.85%
f
1.85%
Net investment (loss) ......................................... (1.19)% (1.44)% (1.53)% (1.47)%
Supplemental data
Net assets, end of year (000’s) .................................. $5,017 $3,954 $6,028 $3,931
Portfolio turnover rate ......................................... 27.22% 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2020
a
2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $19.20 $31.53 $25.06 $20.16
Income from investment operations
b
:
Net investment (loss)
c
....................................... (0.16) (0.24) (0.31) (0.11)
Net realized and unrealized gains (losses) ........................ 5.52 (11.91) 6.99 5.01
Total from investment operations ................................. 5.36 (12.15) 6.68 4.90
Less distributions from:
Net realized gains .......................................... — (0.18) (0.21) —
Net asset value, end of year .................................... $24.56 $19.20 $31.53 $25.06
Total return
d
................................................ 27.92% (38.77)% 26.79% 24.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.61% 1.61% 1.66% 1.65%
Expenses net of waiver and payments by affiliates .................... 1.35%
f
1.35%
f
1.38%
f
1.04%
Net investment (loss) ......................................... (0.69)% (0.94)% (1.05)% (0.77)%
Supplemental data
Net assets, end of year (000’s) .................................. $1,093 $723 $984 $643
Portfolio turnover rate ......................................... 27.22% 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.43 $31.75 $25.10 $17.62 $17.24
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.04) (0.13) (0.16) (0.09) (0.06)
Net realized and unrealized gains (losses) ........... 5.60 (12.01) 7.02 8.66 0.52
Total from investment operations .................... 5.56 (12.14) 6.86 8.57 0.46
Less distributions from:
Net investment income .......................... — — — — (0.01)
Net realized gains ............................. — (0.18) (0.21) (1.09) (0.07)
Total distributions ............................... — (0.18) (0.21) (1.09) (0.08)
Net asset value, end of year ....................... $24.99 $19.43 $31.75 $25.10 $17.62
Total return .................................... 28.55% (38.44)% 27.47% 51.20% 2.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.12% 1.12% 2.04% 2.41%
Expenses net of waiver and payments by affiliates ....... 0.85%
c
0.85%
c
0.85%
c
0.88% 1.00%
Net investment (loss) ............................ (0.18)% (0.47)% (0.53)% (0.41)% (0.36)%
Supplemental data
Net assets, end of year (000’s) ..................... $14,135 $9,519 $25,041 $16,747 $4,404
Portfolio turnover rate ............................ 27.22% 39.93% 22.77% 33.93% 28.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2023
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 100.3%
Aerospace & Defense 1.0%
a
Axon Enterprise, Inc. ................................... United States 3,941 $ 784,220
Automobiles 5.4%
a
Tesla, Inc. ........................................... United States 16,702 4,179,174
Broadline Retail 10.5%
a
Amazon.com, Inc. ..................................... United States 55,291 7,028,592
a
MercadoLibre, Inc. .................................... Brazil 900 1,141,092
8,169,684
Capital Markets 1.3%
MSCI, Inc., A ......................................... United States 1,960 1,005,637
Consumer Staples Distribution & Retail 5.3%
Costco Wholesale Corp. ................................ United States 7,271 4,107,824
Electric Utilities 1.6%
NextEra Energy, Inc. ................................... United States 21,969 1,258,604
Energy Equipment & Services 1.2%
Schlumberger NV ..................................... United States 16,229 946,151
Financial Services 4.9%
Mastercard, Inc., A .................................... United States 9,543 3,778,169
Ground Transportation 0.9%
Canadian Pacific Kansas City Ltd. ......................... Canada 8,845 658,156
Health Care Equipment & Supplies 4.9%
a
IDEXX Laboratories, Inc. ................................ United States 4,426 1,935,357
a
Intuitive Surgical, Inc. .................................. United States 6,388 1,867,149
3,802,506
Health Care Technology 0.7%
a
Veeva Systems, Inc., A ................................. United States 2,848 579,426
Interactive Media & Services 8.4%
a
Alphabet, Inc., A ...................................... United States 29,294 3,833,413
a
Meta Platforms, Inc., A ................................. United States 8,821 2,648,152
6,481,565
IT Services 2.7%
a
MongoDB, Inc., A ..................................... United States 3,200 1,106,752
a
Shopify, Inc., A ....................................... Canada 18,242 995,702
2,102,454
Life Sciences Tools & Services 4.4%
Danaher Corp. ....................................... United States 9,835 2,440,063
Thermo Fisher Scientific, Inc. ............................ United States 1,964 994,118
3,434,181
Metals & Mining 0.9%
Freeport-McMoRan, Inc. ................................ United States 17,628 657,348
Oil, Gas & Consumable Fuels 1.0%
Hess Corp. .......................................... United States 4,900 749,700
Pharmaceuticals 3.1%
Eli Lilly & Co. ........................................ United States 4,413 2,370,355
Semiconductors & Semiconductor Equipment 17.9%
a
Advanced Micro Devices, Inc. ............................ United States 7,844 806,520
Analog Devices, Inc. ................................... United States 14,225 2,490,655
ASML Holding NV, ADR ................................ Netherlands 4,817 2,835,575

Franklin Custodian Funds
Schedule of Investments
Franklin Focused Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

s
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ........................................ United States 16,216 $ 7,053,798
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 7,850 682,165
13,868,713
Software 24.2%
a
Cadence Design Systems, Inc. ........................... United States 14,718 3,448,427
a
HubSpot, Inc. ........................................ United States 2,252 1,109,110
Intuit, Inc. ........................................... United States 2,942 1,503,186
Microsoft Corp. ....................................... United States 26,787 8,457,995
a
Salesforce, Inc. ....................................... United States 4,757 964,625
a
ServiceNow, Inc. ...................................... United States 5,889 3,291,715
18,775,058
Total Common Stocks (Cost $61,529,690) ......................................
77,708,925
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 448,270 448,270
Total Money Market Funds (Cost $448,270) .....................................
448,270
Total Short Term Investments (Cost $448,270 ) ..................................
448,270
a
Total Investments (Cost $61,977,960) 100.9% ...................................
$78,157,195
Other Assets, less Liabilities (0.9)% ...........................................
(661,635)
Net Assets 100.0% ...........................................................
$77,495,560
a a a
See Abbreviations on page 154 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $105.41 $151.73 $129.91 $110.04 $107.59
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.19 0.01 (0.06) 0.33 0.46
Net realized and unrealized gains (losses) ........... 20.19 (32.51) 32.67 25.99 3.47
Total from investment operations .................... 20.38 (32.50) 32.61 26.32 3.93
Less distributions from:
Net investment income .......................... — — (0.18) (0.46) (0.44)
Net realized gains ............................. (10.71) (13.82) (10.61) (5.99) (1.04)
Total distributions ............................... (10.71) (13.82) (10.79) (6.45) (1.48)
Net asset value, end of year ....................... $115.08 $105.41 $151.73 $129.91 $110.04
Total return
c
................................... 20.43% (23.83)% 26.44% 25.09% 3.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.80% 0.79% 0.82% 0.83%
Expenses net of waiver and payments by affiliates
d
...... 0.80%
e
0.80%
e
0.79%
e
0.81% 0.83%
e
Net investment income (loss) ...................... 0.17% 0.01% (0.04)% 0.29% 0.45%
Supplemental data
Net assets, end of year (000’s) ..................... $10,072,509 $9,118,403 $12,927,577 $10,990,297 $9,157,154
Portfolio turnover rate ............................ 2.86% 4.95%
f
6.04%
f
9.01% 4.91%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 12.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $91.92 $134.93 $117.27 $100.21 $98.38
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.57) (0.87) (1.01) (0.47) (0.29)
Net realized and unrealized gains (losses) ........... 17.44 (28.32) 29.28 23.52 3.16
Total from investment operations .................... 16.87 (29.19) 28.27 23.05 2.87
Less distributions from:
Net realized gains ............................. (10.71) (13.82) (10.61) (5.99) (1.04)
Net asset value, end of year ....................... $98.08 $91.92 $134.93 $117.27 $100.21
Total return
c
................................... 19.53% (24.40)% 25.51% 24.16% 3.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.55% 1.55% 1.54% 1.57% 1.58%
Expenses net of waiver and payments by affiliates
d
...... 1.55%
e
1.55%
e
1.54%
e
1.56% 1.58%
e
Net investment (loss) ............................ (0.59)% (0.75)% (0.79)% (0.46)% (0.30)%
Supplemental data
Net assets, end of year (000’s) ..................... $333,956 $407,722 $666,348 $727,093 $704,217
Portfolio turnover rate ............................ 2.86% 4.95%
f
6.04%
f
9.01% 4.91%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 12.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $104.43 $150.77 $129.28 $109.49 $107.00
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) (0.32) (0.41) 0.05 0.21
Net realized and unrealized gains (losses) ........... 19.98 (32.20) 32.51 25.86 3.46
Total from investment operations .................... 19.88 (32.52) 32.10 25.91 3.67
Less distributions from:
Net investment income .......................... — — — (0.13) (0.14)
Net realized gains ............................. (10.71) (13.82) (10.61) (5.99) (1.04)
Total distributions ............................... (10.71) (13.82) (10.61) (6.12) (1.18)
Net asset value, end of year ....................... $113.60 $104.43 $150.77 $129.28 $109.49
Total return .................................... 20.13% (24.01)% 26.13% 24.78% 3.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.05% 1.04% 1.07% 1.08%
Expenses net of waiver and payments by affiliates
c
...... 1.05%
d
1.05%
d
1.04%
d
1.06% 1.08%
d
Net investment income (loss) ...................... (0.09)% (0.25)% (0.29)% 0.04% 0.20%
Supplemental data
Net assets, end of year (000’s) ..................... $256,889 $249,874 $395,301 $420,082 $435,331
Portfolio turnover rate ............................ 2.86% 4.95%
e
6.04%
e
9.01% 4.91%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 12.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $106.22 $152.40 $130.31 $110.37 $107.90
Income from investment operations
a
:
Net investment income
b
......................... 0.56 0.46 0.41 0.71 0.83
Net realized and unrealized gains (losses) ........... 20.34 (32.72) 32.76 26.06 3.47
Total from investment operations .................... 20.90 (32.26) 33.17 26.77 4.30
Less distributions from:
Net investment income .......................... (0.25) (0.10) (0.47) (0.84) (0.79)
Net realized gains ............................. (10.71) (13.82) (10.61) (5.99) (1.04)
Total distributions ............................... (10.96) (13.92) (11.08) (6.83) (1.83)
Net asset value, end of year ....................... $116.16 $106.22 $152.40 $130.31 $110.37
Total return .................................... 20.83% (23.57)% 26.86% 25.51% 4.16%
Ratios to average net assets
Expenses
c ,d
.................................... 0.47% 0.46% 0.47% 0.48% 0.48%
Net investment income ........................... 0.49% 0.34% 0.29% 0.63% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $2,114,155 $2,000,923 $3,113,946 $2,999,370 $2,545,800
Portfolio turnover rate ............................ 2.86% 4.95%
e
6.04%
e
9.01% 4.91%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 12.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $106.25 $152.47 $130.38 $110.41 $107.95
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.34 0.30 0.62 0.72
Net realized and unrealized gains (losses) ........... 20.36 (32.74) 32.79 26.07 3.47
Total from investment operations .................... 20.83 (32.40) 33.09 26.69 4.19
Less distributions from:
Net investment income .......................... (0.16) — (0.39) (0.73) (0.69)
Net realized gains ............................. (10.71) (13.82) (10.61) (5.99) (1.04)
Total distributions ............................... (10.87) (13.82) (11.00) (6.72) (1.73)
Net asset value, end of year ....................... $116.21 $106.25 $152.47 $130.38 $110.41
Total return .................................... 20.73% (23.64)% 26.76% 25.41% 4.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.54% 0.57% 0.58%
Expenses net of waiver and payments by affiliates
c
...... 0.55%
d
0.55%
d
0.54%
d
0.56% 0.58%
d
Net investment income ........................... 0.42% 0.25% 0.21% 0.54% 0.70%
Supplemental data
Net assets, end of year (000’s) ..................... $2,860,970 $2,652,765 $4,229,679 $3,549,412 $3,154,342
Portfolio turnover rate ............................ 2.86% 4.95%
e
6.04%
e
9.01% 4.91%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) a nd 12 .

Franklin Custodian Funds
Schedule of Investments, September 30, 2023
Franklin Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 4.4%
BWX Technologies, Inc. ................................ United States 1,344,011 $ 100,773,945
Lockheed Martin Corp. ................................. United States 346,455 141,686,237
Northrop Grumman Corp. ............................... United States 627,397 276,173,885
RTX Corp. .......................................... United States 2,288,910 164,732,853
683,366,920
Automobiles 0.8%
a
Tesla, Inc. ........................................... United States 479,183 119,901,170
Beverages 3.4%
Brown-Forman Corp. , B ................................ United States 1,359,682 78,440,054
Constellation Brands, Inc. , A ............................. United States 528,378 132,797,243
a
Monster Beverage Corp. ................................ United States 4,227,826 223,863,387
PepsiCo, Inc. ........................................ United States 615,845 104,348,777
539,449,461
Biotechnology 1.8%
AbbVie, Inc. ......................................... United States 435,787 64,958,410
Amgen, Inc. ......................................... United States 509,836 137,023,524
a
Argenx SE , ADR ...................................... Netherlands 30,411 14,950,960
a
Regeneron Pharmaceuticals, Inc. ......................... United States 72,246 59,455,568
276,388,462
Broadline Retail 3.7%
a
Amazon.com, Inc. ..................................... United States 4,539,124 577,013,443
Building Products 1.6%
Allegion plc .......................................... United States 470,785 49,055,797
Trane Technologies plc ................................. United States 989,869 200,854,319
249,910,116
Capital Markets 4.1%
BlackRock, Inc. ....................................... United States 123,820 80,048,392
Blackstone, Inc. ...................................... United States 798,607 85,562,754
Charles Schwab Corp. (The) ............................. United States 2,102,782 115,442,732
Intercontinental Exchange, Inc. ........................... United States 1,350,590 148,591,912
S&P Global, Inc. ...................................... United States 350,525 128,085,340
Tradeweb Markets, Inc. , A ............................... United States 1,129,220 90,563,444
648,294,574
Chemicals 3.1%
Air Products and Chemicals, Inc. .......................... United States 473,767 134,265,568
Ecolab, Inc. .......................................... United States 590,978 100,111,673
Linde plc ............................................ United States 688,527 256,373,028
490,750,269
Commercial Services & Supplies 0.6%
Republic Services, Inc. , A ............................... United States 616,799 87,900,025
Construction Materials 0.8%
Martin Marietta Materials, Inc. ............................ United States 300,997 123,553,249
Consumer Staples Distribution & Retail 0.2%
Costco Wholesale Corp. ................................ United States 53,249 30,083,555
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 1,945,346 111,448,872

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.1%
AMETEK, Inc. ........................................ United States 543,467 $ 80,302,684
Eaton Corp. plc ....................................... United States 437,964 93,408,962
173,711,646
Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp. , A .................................... United States 2,744,615 230,520,214
TE Connectivity Ltd. ................................... United States 1,770,857 218,753,965
449,274,179
Entertainment 0.2%
a
ROBLOX Corp. , A ..................................... United States 1,176,786 34,079,723
Financial Services 4.6%
a,b
Adyen NV , 144A , Reg S ................................ Netherlands 72,441 53,707,685
Mastercard, Inc. , A .................................... United States 964,326 381,786,307
a
Paymentus Holdings, Inc. , A ............................. United States 894,485 14,848,451
Visa, Inc. , A .......................................... United States 1,167,618 268,563,816
718,906,259
Food Products 0.3%
Lamb Weston Holdings, Inc. ............................. United States 519,559 48,038,425
Ground Transportation 3.4%
Canadian Pacific Kansas City Ltd. ......................... Canada 1,346,949 100,226,475
JB Hunt Transport Services, Inc. .......................... United States 473,767 89,314,555
a
Uber Technologies, Inc. ................................. United States 965,539 44,405,139
Union Pacific Corp. .................................... United States 1,433,210 291,844,552
525,790,721
Health Care Equipment & Supplies 4.1%
Abbott Laboratories .................................... United States 741,502 71,814,469
a
Edwards Lifesciences Corp. ............................. United States 966,324 66,946,927
a
Haemonetics Corp. .................................... United States 737,264 66,044,109
a
Intuitive Surgical, Inc. .................................. United States 932,640 272,601,345
Stryker Corp. ........................................ United States 388,847 106,260,220
Teleflex, Inc. ......................................... United States 317,502 62,360,568
646,027,638
Health Care Providers & Services 1.0%
Laboratory Corp. of America Holdings ...................... United States 319,016 64,138,167
UnitedHealth Group, Inc. ................................ United States 176,115 88,795,422
152,933,589
Health Care Technology 0.3%
a
Veeva Systems, Inc. , A ................................. United States 261,713 53,245,510
Hotels, Restaurants & Leisure 1.4%
a
Airbnb, Inc. , A ........................................ United States 345,490 47,404,683
a
Booking Holdings, Inc. ................................. United States 28,173 86,884,123
Las Vegas Sands Corp. ................................. United States 1,723,083 78,986,125
213,274,931
Industrial REITs 0.2%
Prologis, Inc. ......................................... United States 337,800 37,904,538
Interactive Media & Services 3.7%
a
Alphabet, Inc. , A ...................................... United States 2,056,520 269,116,207

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Alphabet, Inc. , C ...................................... United States 2,401,900 $ 316,690,515
585,806,722
IT Services 0.7%
a,c,d
Canva, Inc. .......................................... Australia 25,413 28,524,759
a
Shopify, Inc. , A ....................................... Canada 411,700 22,466,469
a
Snowflake, Inc. , A ..................................... United States 373,979 57,132,772
108,124,000
Life Sciences Tools & Services 5.5%
Agilent Technologies, Inc. ............................... United States 1,169,568 130,781,094
Danaher Corp. ....................................... United States 1,091,672 270,843,823
a
Illumina, Inc. ......................................... United States 569,914 78,237,794
a
Mettler-Toledo International, Inc. .......................... United States 219,009 242,677,302
Thermo Fisher Scientific, Inc. ............................ United States 269,334 136,328,791
858,868,804
Machinery 3.7%
Deere & Co. ......................................... United States 377,751 142,555,672
Dover Corp. ......................................... United States 375,644 52,406,094
Illinois Tool Works, Inc. ................................. United States 832,519 191,737,451
Ingersoll Rand, Inc. .................................... United States 1,859,776 118,504,927
Xylem, Inc. .......................................... United States 791,701 72,068,542
577,272,686
Media 0.2%
Comcast Corp. , A ..................................... United States 760,978 33,741,764
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The) , A .......................... United States 178,208 25,759,966
Pharmaceuticals 4.5%
AstraZeneca plc , ADR .................................. United Kingdom 2,110,216 142,903,827
a
Catalent, Inc. ........................................ United States 2,091,687 95,234,509
Eli Lilly & Co. ........................................ United States 860,884 462,406,623
700,544,959
Professional Services 0.7%
Automatic Data Processing, Inc. .......................... United States 105,229 25,315,993
Paycom Software, Inc. ................................. United States 179,166 46,452,369
Verisk Analytics, Inc. , A ................................. United States 178,221 42,102,929
113,871,291
Semiconductors & Semiconductor Equipment 8.9%
a
ARM Holdings plc , ADR ................................ United States 494,000 26,438,880
ASML Holding NV , ADR ................................ Netherlands 388,894 228,926,342
Lam Research Corp. ................................... United States 28,550 17,894,284
a
Lattice Semiconductor Corp. ............................. United States 337,100 28,967,003
Monolithic Power Systems, Inc. ........................... United States 426,545 197,063,790
NVIDIA Corp. ........................................ United States 1,276,667 555,337,378
NXP Semiconductors NV ............................... China 665,330 133,012,774
Texas Instruments, Inc. ................................. United States 1,326,618 210,945,528
1,398,585,979
Software 17.9%
a
Adobe, Inc. .......................................... United States 143,493 73,167,081
a
ANSYS, Inc. ......................................... United States 125,232 37,262,782
a
Atlassian Corp. , A ..................................... United States 265,862 53,573,852

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Autodesk, Inc. ........................................ United States 741,413 $ 153,405,764
a
BILL Holdings, Inc. .................................... United States 1,026,782 111,477,722
a,c,d
Checkout Payments Group Ltd. , B ......................... United Kingdom 96,603 8,383,837
a
Crowdstrike Holdings, Inc. , A ............................. United States 132,753 22,220,197
Intuit, Inc. ........................................... United States 729,131 372,542,193
Microsoft Corp. ....................................... United States 2,835,568 895,330,596
a
Procore Technologies, Inc. .............................. United States 66,651 4,353,643
a
PTC, Inc. ........................................... United States 1,141,015 161,659,005
a
Salesforce, Inc. ....................................... United States 534,162 108,317,370
a
ServiceNow, Inc. ...................................... United States 648,395 362,426,869
a,c,d
Stripe, Inc. , B ........................................ United States 540,043 11,756,907
a
Synopsys, Inc. ....................................... United States 503,220 230,962,884
a
Tyler Technologies, Inc. ................................. United States 114,252 44,117,267
a
Workday, Inc. , A ...................................... United States 661,601 142,144,975
2,793,102,944
Specialized REITs 0.4%
Crown Castle, Inc. ..................................... United States 748,219 68,858,595
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc. .......................................... United States 4,247,993 727,298,881
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. , B ......................................... United States 1,757,536 168,055,592
Trading Companies & Distributors 0.9%
Fastenal Co. ......................................... United States 2,605,313 142,354,302
Water Utilities 0.5%
American Water Works Co., Inc. .......................... United States 579,967 71,817,314
Total Common Stocks (Cost $ 4,723,582,529 ) ....................................
15,365,311,074
Convertible Preferred Stocks 0.5%
IT Services 0.0%
†
a,c,d
Canva, Inc. , A ........................................ Australia 2,353 2,641,119
a,c,d
Canva, Inc. , A-3 ...................................... Australia 94 105,510
a,c,d
Canva, Inc. , A-4 ...................................... Australia 8 8,980
a,c,d
Canva, Inc. , A-5 ...................................... Australia 5 5,612
2,761,221
Software 0.5%
a,c,d
Gusto, Inc. , E ........................................ United States 822,494 22,949,784
a,c,d,e
OneTrust LLC , C ...................................... United States 849,894 12,730,065
a,c,d
Stripe, Inc. , I ......................................... United States 1,759,545 38,305,853
73,985,702
Total Convertible Preferred Stocks (Cost $ 81,287,285 ) ...........................
76,746,923
Preferred Stocks 0.6%
Life Sciences Tools & Services 0.6%
f
Sartorius AG , 0.45% ................................... Germany 283,800 96,116,794
Total Preferred Stocks (Cost $ 107,929,935 ) .....................................
96,116,794
Total Long Term Investments (Cost $ 4,912,799,749 ) .............................
15,538,174,791
a

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the value of this security was $53,707,685, representing 0.3% of net assets.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
See Note 10 regarding holdings of 5% voting securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 154 .
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 5.019% .... United States 69,954,846 $ 69,954,846
Total Money Market Funds (Cost $ 69,954,846 ) ..................................
69,954,846
Total Short Term Investments (Cost $ 69,954,846 ) ................................
69,954,846
a
Total Investments (Cost $ 4,982,754,595 ) 99 .8% ..................................
$15,608,129,637
Other Assets, less Liabilities 0 .2% .............................................
30,350,291
Net Assets 100.0% ...........................................................
$15,638,479,928
a a a

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.14 $2.47 $2.08 $2.30 $2.32
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.07 0.08 0.08 0.08
Net realized and unrealized gains (losses) ........... 0.09 (0.24) 0.42 (0.18) 0.02
Total from investment operations .................... 0.18 (0.17) 0.50 (0.10) 0.10
Less distributions from:
Net investment income .......................... (0.13) (0.11) (0.11) (0.12) (0.12)
Net realized gains ............................. — (0.05) — — —
Total distributions ............................... (0.13) (0.16) (0.11) (0.12) (0.12)
Net asset value, end of year ....................... $2.19 $2.14 $2.47 $2.08 $2.30
Total return
c
................................... 8.33% (7.28)% 24.55% (4.48)% 4.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.72% 0.72% 0.71% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.71%
d
0.71%
e
0.72%
d,e
0.70%
e
0.72%
d,e
Net investment income ........................... 4.02% 3.08% 3.19% 3.64% 3.92%
Supplemental data
Net assets, end of year (000’s) ..................... $19,705,319 $16,829,899 $16,044,379 $10,072,437 $7,427,468
Portfolio turnover rate ............................ 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.15 $2.48 $2.08 $2.30 $2.32
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.08 0.08 0.08 0.09
Net realized and unrealized gains (losses) ........... 0.09 (0.24) 0.43 (0.18) 0.01
Total from investment operations .................... 0.18 (0.16) 0.51 (0.10) 0.10
Less distributions from:
Net investment income .......................... (0.13) (0.12) (0.11) (0.12) (0.12)
Net realized gains ............................. — (0.05) — — —
Total distributions ............................... (0.13) (0.17) (0.11) (0.12) (0.12)
Net asset value, end of year ....................... $2.20 $2.15 $2.48 $2.08 $2.30
Total return
c
................................... 8.43% (7.10)% 25.19% (4.39)% 4.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.62% 0.62% 0.61% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.61%
d
0.61%
e
0.62%
d,e
0.60%
e
0.62%
d,e
Net investment income ........................... 4.11% 3.15% 3.32% 3.74% 4.02%
Supplemental data
Net assets, end of year (000’s) ..................... $29,633,019 $30,236,582 $35,704,730 $32,693,224 $39,625,649
Portfolio turnover rate ............................ 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.19 $2.52 $2.12 $2.34 $2.35
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.07 0.07 0.07 0.08
Net realized and unrealized gains (losses) ........... 0.09 (0.25) 0.43 (0.18) 0.02
Total from investment operations .................... 0.17 (0.18) 0.50 (0.11) 0.10
Less distributions from:
Net investment income .......................... (0.12) (0.10) (0.10) (0.11) (0.11)
Net realized gains ............................. — (0.05) — — —
Total distributions ............................... (0.12) (0.15) (0.10) (0.11) (0.11)
Net asset value, end of year ....................... $2.24 $2.19 $2.52 $2.12 $2.34
Total return
c
................................... 8.19% (7.89)% 24.09% (4.80)% 4.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.12% 1.13% 1.11% 1.12%
Expenses net of waiver and payments by affiliates ....... 1.11%
d
1.11%
e
1.12%
e
1.10%
e
1.12%
d,e
Net investment income ........................... 3.61% 2.63% 2.84% 3.24% 3.52%
Supplemental data
Net assets, end of year (000’s) ..................... $4,905,480 $5,654,802 $7,507,658 $9,339,238 $13,488,627
Portfolio turnover rate ............................ 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.10 $2.43 $2.04 $2.26 $2.28
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.07 0.07 0.07 0.08
Net realized and unrealized gains (losses) ........... 0.09 (0.24) 0.43 (0.18) 0.01
Total from investment operations .................... 0.17 (0.17) 0.50 (0.11) 0.09
Less distributions from:
Net investment income .......................... (0.12) (0.11) (0.11) (0.11) (0.11)
Net realized gains ............................. — (0.05) — — —
Total distributions ............................... (0.12) (0.16) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $2.15 $2.10 $2.43 $2.04 $2.26
Total return .................................... 8.21% (7.61)% 24.75% (4.82)% 4.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.97% 0.97% 0.96% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.96%
c
0.96%
d
0.97%
c,d
0.95%
d
0.97%
c,d
Net investment income ........................... 3.77% 2.84% 2.97% 3.40% 3.67%
Supplemental data
Net assets, end of year (000’s) ..................... $300,283 $270,060 $257,109 $221,584 $265,531
Portfolio turnover rate ............................ 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.14 $2.47 $2.07 $2.29 $2.30
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.08 0.08 0.09 0.10
Net realized and unrealized gains (losses) ........... 0.09 (0.24) 0.44 (0.19) 0.01
Total from investment operations .................... 0.19 (0.16) 0.52 (0.10) 0.11
Less distributions from:
Net investment income .......................... (0.14) (0.12) (0.12) (0.12) (0.12)
Net realized gains ............................. — (0.05) — — —
Total distributions ............................... (0.14) (0.17) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.19 $2.14 $2.47 $2.07 $2.29
Total return .................................... 9.17% (7.38)% 25.53% (4.23)% 5.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.41% 0.42% 0.43% 0.40% 0.41%
Expenses net of waiver and payments by affiliates ....... 0.40% 0.40%
c
0.41%
c
0.39%
c
0.40%
c
Net investment income ........................... 4.35% 3.43% 3.50% 3.96% 4.24%
Supplemental data
Net assets, end of year (000’s) ..................... $1,662,931 $1,158,685 $748,355 $1,626,735 $1,902,027
Portfolio turnover rate ............................ 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.13 $2.46 $2.07 $2.28 $2.30
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.08 0.08 0.08 0.09
Net realized and unrealized gains (losses) ........... 0.09 (0.24) 0.43 (0.17) 0.01
Total from investment operations .................... 0.19 (0.16) 0.51 (0.09) 0.10
Less distributions from:
Net investment income .......................... (0.14) (0.12) (0.12) (0.12) (0.12)
Net realized gains ............................. — (0.05) — — —
Total distributions ............................... (0.14) (0.17) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.18 $2.13 $2.46 $2.07 $2.28
Total return .................................... 9.16% (7.44)% 24.98% (3.86)% 4.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.47% 0.47% 0.46% 0.47%
Expenses net of waiver and payments by affiliates ....... 0.46%
c
0.46%
d
0.47%
c,d
0.45%
d
0.47%
c,d
Net investment income ........................... 4.27% 3.32% 3.46% 3.89% 4.17%
Supplemental data
Net assets, end of year (000’s) ..................... $12,941,766 $11,638,757 $11,969,691 $9,712,076 $11,816,599
Portfolio turnover rate ............................ 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2023
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 18.7%
Aerospace & Defense 1.3%
Lockheed Martin Corp. ................................. United States 1,500,000 $ 613,440,000
Northrop Grumman Corp. ............................... United States 400,000 176,076,000
RTX Corp. .......................................... United States 1,250,000 89,962,500
879,478,500
Air Freight & Logistics 0.2%
United Parcel Service, Inc., B ............................ United States 1,000,000 155,870,000
Banks 2.8%
a
Bank of America Corp. ................................. United States 26,000,000 711,880,000
a
Citigroup, Inc. ........................................ United States 6,000,000 246,780,000
a
Fifth Third Bancorp .................................... United States 10,000,000 253,300,000
a
JPMorgan Chase & Co. ................................. United States 2,000,000 290,040,000
a
PNC Financial Services Group, Inc. (The) ................... United States 1,000,000 122,770,000
a
Truist Financial Corp. .................................. United States 8,500,000 243,185,000
a
US Bancorp ......................................... United States 2,000,000 66,120,000
1,934,075,000
Beverages 0.4%
Coca-Cola Co. (The) ................................... United States 2,000,000 111,960,000
a
PepsiCo, Inc. ........................................ United States 1,000,000 169,440,000
281,400,000
Biotechnology 0.4%
AbbVie, Inc. ......................................... United States 2,000,000 298,120,000
Capital Markets 1.3%
a
Charles Schwab Corp. (The) ............................. United States 3,000,000 164,700,000
a
Goldman Sachs Group, Inc. (The) ......................... United States 550,000 177,963,500
a
Morgan Stanley ....................................... United States 6,380,000 521,054,600
863,718,100
Chemicals 0.3%
BASF SE ........................................... Germany 5,000,000 226,314,018
Communications Equipment 0.5%
a
Cisco Systems, Inc. ................................... United States 6,500,000 349,440,000
Consumer Staples Distribution & Retail 0.3%
a
Target Corp. ......................................... United States 1,700,000 187,969,000
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc. ............................ United States 5,000,000 162,050,000
Electric Utilities 2.2%
American Electric Power Co., Inc. ......................... United States 2,386,650 179,523,813
Duke Energy Corp. .................................... United States 3,000,000 264,780,000
Edison International ................................... United States 3,000,000 189,870,000
a
NextEra Energy, Inc. ................................... United States 5,127,000 293,725,830
Southern Co. (The) .................................... United States 9,000,000 582,480,000
1,510,379,643
Health Care Providers & Services 0.1%
a
CVS Health Corp. ..................................... United States 1,000,000 69,820,000
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 2,750,000 401,115,000
Industrial Conglomerates 0.4%
a
Honeywell International, Inc. ............................. United States 1,334,737 246,579,313

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.3%
a
MetLife, Inc. ......................................... United States 3,500,000 $ 220,185,000
IT Services 0.4%
a
International Business Machines Corp. ..................... United States 2,000,000 280,600,000
Media 0.3%
a
Comcast Corp., A ..................................... United States 5,000,000 221,700,000
Metals & Mining 0.7%
Newmont Corp. ....................................... United States 3,822,267 141,232,766
Rio Tinto plc, ADR ..................................... Australia 5,000,000 318,200,000
459,432,766
Multi-Utilities 0.7%
Dominion Energy, Inc. .................................. United States 8,500,000 379,695,000
Sempra ............................................. United States 2,000,000 136,060,000
515,755,000
Oil, Gas & Consumable Fuels 1.9%
a
Chevron Corp. ....................................... United States 5,500,100 927,426,862
Shell plc, ADR ........................................ Netherlands 4,000,000 257,520,000
TotalEnergies SE, ADR ................................. France 2,000,000 131,520,000
1,316,466,862
Pharmaceuticals 1.8%
b
Bausch Health Cos., Inc. ................................ United States 15,000,000 123,300,000
Bayer AG ........................................... Germany 1,000,000 48,022,143
Bristol-Myers Squibb Co. ................................ United States 3,000,000 174,120,000
a
Johnson & Johnson ................................... United States 2,500,000 389,375,000
Merck & Co., Inc. ..................................... United States 1,500,000 154,425,000
Pfizer, Inc. ........................................... United States 10,871,000 360,591,070
1,249,833,213
Semiconductors & Semiconductor Equipment 1.2%
Intel Corp. ........................................... United States 6,000,000 213,300,000
a
QUALCOMM, Inc. ..................................... United States 1,000,000 111,060,000
a
Texas Instruments, Inc. ................................. United States 3,000,000 477,030,000
801,390,000
Tobacco 0.4%
a
Philip Morris International, Inc. ........................... United States 3,000,000 277,740,000
Total Common Stocks (Cost $12,650,042,571) ...................................
12,909,431,415
Management Investment Companies 0.1%
Capital Markets 0.1%
c
Clarion Partners Real Estate Income Fund, Inc., Class I ........ United States 7,867,833 94,020,602
Total Management Investment Companies (Cost $100,000,000) ...................
94,020,602
d
Equity-Linked Securities 17.3%
Aerospace & Defense 0.5%
e
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 2,350,000 179,599,824
e
Mizuho Markets Cayman LP into Lockheed Martin Corp., 144A, 9%,
11/07/23 .......................................... United States 459,000 189,062,412
368,662,236

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Air Freight & Logistics 0.3%
e,f
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 1,530,000 $ 236,889,058
Automobiles 0.6%
e
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 7,600,000 96,307,913
e
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 United States 8,750,000 288,381,482
384,689,395
Banks 1.8%
e
Barclays Bank plc into Citigroup, Inc., 144A, 9%, 7/03/24 ........ United States 5,110,000 223,116,026
e
Barclays Bank plc into US Bancorp., 144A, 10%, 8/23/24 ....... United States 4,320,000 148,536,320
e
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 8,128,000 234,532,298
e
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 8,450,000 241,368,473
e
National Bank of Canada into Truist Financial Corp., 144A, 9%,
10/10/23 .......................................... United States 5,000,000 148,215,965
e
Royal Bank of Canada into Citigroup, Inc., 144A, 10%, 10/15/24 .. United States 6,300,000 260,567,518
1,256,336,600
Biotechnology 0.2%
e
Goldman Sachs International Bank into AbbVie, Inc., 144A, 8.5%,
2/06/24 ........................................... United States 1,150,000 173,591,464
Broadline Retail 0.9%
e
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 2,375,000 283,953,825
e
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 2,800,000 315,587,762
599,541,587
Building Products 0.2%
e
J.P. Morgan Structured Products BV into Johnson Controls
International plc, 144A, 8%, 9/09/24 ...................... United States 2,360,000 131,283,159
Capital Markets 1.4%
e
BNP Paribas Issuance BV into Goldman Sachs Group, Inc. (The),
144A, 7.5%, 8/19/24 ................................. United States 690,000 231,659,787
e
Goldman Sachs International Bank into Morgan Stanley, 144A, 9%,
12/24/24 .......................................... United States 2,812,000 235,314,414
e
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 3,000,000 249,508,436
e
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 4,300,000 240,425,439
956,908,076
Chemicals 0.4%
e
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 2,700,000 261,133,672
Communications Equipment 0.7%
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/03/24 United States 4,300,000 234,762,478
e
UBS AG into Cisco Systems, Inc., 144A, 8.5%, 6/20/24 ......... United States 4,595,000 236,333,928
471,096,406
Consumer Staples Distribution & Retail 0.3%
e
UBS AG into Target Corp., 144A, 9%, 9/05/24 ................ United States 1,935,000 226,276,650
Containers & Packaging 0.4%
e
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 7,400,000 265,613,807

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Electric Utilities 1.0%
e
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 3,500,000 $ 206,936,372
e
Morgan Stanley Finance II Ltd. into PG&E Corp., 144A, 10%,
11/14/23 .......................................... United States 10,800,000 157,843,003
e
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,300,000 192,921,987
e
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/08/24 United States 2,700,000 164,231,976
721,933,338
Financial Services 0.3%
e
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 3,200,000 183,288,451
Ground Transportation 0.7%
e
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
9%, 11/01/23 ....................................... United States 1,240,000 257,171,581
e
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 1,190,000 242,368,337
499,539,918
Insurance 0.3%
e,f
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 3,800,000 238,138,062
Machinery 0.3%
e
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 1,000,000 235,695,765
Media 0.4%
e
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
8/13/24 ........................................... United States 5,825,000 254,992,091
Metals & Mining 0.8%
e
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 ...................................... United States 7,539,000 282,750,729
e
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 5,600,000 84,484,263
e
Royal Bank of Canada into Freeport-McMoRan, Inc., 144A, 10%,
5/03/24 ........................................... United States 4,900,000 191,911,746
559,146,738
Oil, Gas & Consumable Fuels 1.9%
e
BNP Paribas Issuance BV into BP plc, 144A, 8.5%, 4/24/24 ...... United Kingdom 6,100,000 235,623,052
e
Citigroup Global Markets Holdings, Inc. into BP plc, 144A, 10%,
12/30/24 .......................................... United Kingdom 6,600,000 250,861,166
e
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 2,000,000 236,536,307
e
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,435,000 277,070,734
e
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 1,650,000 280,586,711
1,280,677,970
Pharmaceuticals 0.9%
e
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 5,920,000 202,206,958
e
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 2,600,000 153,111,582
e
Wells Fargo Bank NA into Bristol-Myers Squibb Co., 144A, 7.5%,
5/13/24 ........................................... United States 3,927,000 235,641,959
590,960,499
Semiconductors & Semiconductor Equipment 2.6%
e
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,600,000 259,820,300
e
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 6,700,000 244,117,167

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
e
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 500,000 $ 284,711,066
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 4,200,000 319,428,061
e
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 .................................. United States 1,850,000 149,248,756
e
National Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
7/17/24 ........................................... United States 1,500,000 275,102,432
e
UBS AG into Texas Instruments, Inc., 144A, 8.5%, 8/07/24 ...... United States 1,583,000 261,399,217
1,793,826,999
Specialty Retail 0.4%
e
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 811,000 252,551,848
Total Equity-Linked Securities (Cost $12,420,919,545) ...........................
11,942,773,789
Convertible Preferred Stocks 0.0%
†
Financial Services 0.0%
†
b
FNMA, 5.375% ....................................... United States 4,240 24,592,000
b
Total Convertible Preferred Stocks (Cost $339,906,139) ..........................
24,592,000
Preferred Stocks 0.0%
†
Financial Services 0.0%
†
b
FNMA, 8.25%, S ...................................... United States 4,000,000 8,880,000
b
Total Preferred Stocks (Cost $93,801,500) ......................................
8,880,000
Principal
Amount
*
Convertible Bonds 0.0%
†
Media 0.0%
†
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 25,000,000 24,093,750
Total Convertible Bonds (Cost $24,704,849) ....................................
24,093,750
Corporate Bonds 48.1%
Aerospace & Defense 1.8%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 74,000,000 65,036,215
Senior Bond, 3.625%, 2/01/31 .......................... United States 59,000,000 50,999,297
Senior Note, 2.196%, 2/04/26 .......................... United States 45,000,000 41,328,542
Senior Note, 5.04%, 5/01/27 ........................... United States 180,000,000 175,820,002
Senior Note, 3.25%, 2/01/28 ........................... United States 60,000,000 54,150,084
Senior Note, 5.15%, 5/01/30 ........................... United States 390,000,000 372,765,869
e
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ........... Canada 28,076,000 27,991,665
Textron, Inc. ,
Senior Bond, 3%, 6/01/30 ............................. United States 59,049,000 49,736,712
Senior Bond, 2.45%, 3/15/31 ........................... United States 40,000,000 31,813,192
e
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 236,000,000 232,095,536
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 80,000,000 78,859,086
Senior Secured Note, 144A, 6.875%, 12/15/30 ............. United States 50,000,000 49,085,960
1,229,682,160

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ...................
United States 29,000,000 $ 23,278,557
Automobile Components 0.5%
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 85,000,000 70,372,503
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 5%, 5/31/26 ............................. United States 57,000,000 54,492,125
Senior Bond, 4.875%, 3/15/27 .......................... United States 34,757,000 32,051,672
Senior Bond, 5.25%, 4/30/31 ........................... United States 45,000,000 37,961,519
Senior Note, 5%, 7/15/29 ............................. United States 130,000,000 112,147,880
g
Senior Note, 5.25%, 7/15/31 ........................... United States 40,500,000 33,551,617
340,577,316
Automobiles 0.8%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ......................... United States 127,500,000 122,364,759
Senior Bond, 3.25%, 2/12/32 ........................... United States 107,500,000 82,951,666
Senior Bond, 6.1%, 8/19/32 ............................ United States 139,000,000 131,069,035
General Motors Co. ,
Senior Bond, 5%, 10/01/28 ............................ United States 25,000,000 23,882,099
Senior Bond, 5.6%, 10/15/32 ........................... United States 35,000,000 32,707,086
Senior Bond, 5.15%, 4/01/38 ........................... United States 105,000,000 87,778,439
e
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ..................................... Germany 97,000,000 88,094,355
568,847,439
Banks 3.4%
Bank of America Corp. ,
h
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 68,721,485
h
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 50,000,000 49,316,648
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 45,000,000 40,383,478
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 ... United States 70,000,000 52,837,235
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 115,000,000 102,157,965
Barclays plc ,
Senior Bond, 4.375%, 1/12/26 .......................... United Kingdom 70,000,000 67,104,320
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 31,000,000 28,758,603
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ..... United Kingdom 31,000,000 23,986,835
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 100,000,000 92,361,464
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 75,000,000 77,083,142
i
Senior Bond, FRN, 6.692%, (SOFR + 2.62%), 9/13/34 ........ United Kingdom 70,000,000 68,377,476
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .... United Kingdom 30,000,000 30,463,446
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 80,000,000 76,914,699
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ....... United Kingdom 30,000,000 28,920,211
Citigroup, Inc. ,
h,i
Junior Sub. Bond, FRN, 9.699%, (3-month SOFR + 4.33%),
Perpetual ......................................... United States 118,000,000 118,015,190
h,i
D, Junior Sub. Bond, FRN, 9.092%, (3-month SOFR + 3.728%),
Perpetual ......................................... United States 55,000,000 54,980,321
h
M, Junior Sub. Bond, 6.3% to 5/14/24, FRN thereafter, Perpetual United States 95,000,000 92,701,057
Senior Bond, 3.52% to 10/26/27, FRN thereafter, 10/27/28 .... United States 35,000,000 31,681,551
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 60,000,000 59,863,895
Senior Note, 1.462% to 6/08/26, FRN thereafter, 6/09/27 ...... United States 20,000,000 17,683,675
Sub. Bond, 4.125%, 7/25/28 ........................... United States 25,000,000 22,762,261
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ....... United States 100,000,000 95,630,961
Fifth Third Bancorp ,
Senior Note, 3.65%, 1/25/24 ........................... United States 72,656,000 71,965,050
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 ...... United States 10,000,000 9,883,995

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN
thereafter , 10/27/25 .................................. United States 65,185,000 $ 64,150,698
h
JPMorgan Chase & Co. ,
i
Q, Junior Sub. Bond, FRN, 8.884%, (3-month SOFR + 3.512%),
Perpetual ......................................... United States 60,700,000 60,891,812
i
R, Junior Sub. Bond, FRN, 8.934%, (3-month SOFR + 3.562%),
Perpetual ......................................... United States 55,000,000 55,324,060
S, Junior Sub. Bond, 6.75% to 1/31/24, FRN thereafter, Perpetual United States 65,000,000 65,027,619
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 .......................... United States 50,000,000 47,579,025
Sub. Bond, 4.9%, 8/08/32 ............................. United States 35,000,000 28,196,072
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 6.037% to 10/27/32, FRN thereafter, 10/28/33 ... United States 70,000,000 67,978,705
Senior Bond, 5.068% to 1/23/33, FRN thereafter, 1/24/34 ..... United States 40,000,000 36,300,223
Royal Bank of Canada , Senior Bond , 5% , 2/01/33 .............
Canada 50,000,000 46,630,438
Truist Bank , Sub. Bond , 2.25% , 3/11/30 .....................
United States 42,645,000 32,673,494
Truist Financial Corp. ,
Senior Bond, 5.122% to 1/25/33, FRN thereafter, 1/26/34 ..... United States 55,000,000 49,203,072
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 45,000,000 44,526,126
Sub. Bond, 4.916% to 7/27/32, FRN thereafter, 7/28/33 ....... United States 95,000,000 80,657,823
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .... United States 45,000,000 42,632,200
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 25,000,000 23,598,168
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 25,000,000 24,348,371
Wells Fargo & Co. ,
h,i
S, Junior Sub. Bond, FRN, 5.9%, (3-month USD LIBOR + 3.11%),
Perpetual ......................................... United States 60,000,000 58,947,306
Senior Bond, 4.478% to 4/03/30, FRN thereafter, 4/04/31 ..... United States 20,000,000 18,150,779
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ..... United States 50,000,000 45,271,713
Senior Bond, 5.389% to 4/23/33, FRN thereafter, 4/24/34 ..... United States 30,000,000 28,058,662
Senior Bond, 5.557% to 7/24/33, FRN thereafter, 7/25/34 ..... United States 40,000,000 37,897,185
2,340,598,514
Beverages 0.2%
Coca-Cola Co. (The) , Senior Bond , 1.65% , 6/01/30 ............
United States 110,000,000 88,206,219
Constellation Brands, Inc. , Senior Bond , 3.15% , 8/01/29 ........
United States 35,000,000 30,691,009
118,897,228
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.5%, 5/14/35 ............................ United States 45,000,000 40,686,009
Senior Note, 3.2%, 11/21/29 ........................... United States 70,000,000 61,807,444
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 25,000,000 20,714,606
Senior Bond, 5.25%, 3/02/33 ........................... United States 50,000,000 47,820,059
Senior Note, 5.25%, 3/02/30 ........................... United States 20,000,000 19,547,651
190,575,769
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 67,500,000 59,876,773
Building Products 0.4%
e
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 40,000,000 39,600,000
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 50,000,000 48,296,060

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 22,500,000 $ 18,255,392
Senior Note, 2.722%, 2/15/30 .......................... United States 98,200,000 81,898,549
e
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 50,000,000 48,196,234
Johnson Controls International plc / Tyco Fire & Security Finance
SCA , Senior Bond , 4.9% , 12/01/32 ....................... United States 39,500,000 37,775,571
274,021,806
Capital Markets 0.9%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ..........
Canada 38,708,000 36,661,811
Charles Schwab Corp. (The) ,
Senior Bond, 5.853% to 5/18/33, FRN thereafter, 5/19/34 ..... United States 30,000,000 28,557,416
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ..... United States 30,000,000 29,199,183
Senior Note, 5.643% to 5/18/28, FRN thereafter, 5/19/29 ...... United States 25,000,000 24,497,844
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.814% to 4/22/28, FRN thereafter, 4/23/29 ..... United States 21,000,000 19,078,836
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ..... United States 20,000,000 18,507,997
Senior Bond, 2.6%, 2/07/30 ............................ United States 16,250,000 13,318,318
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 58,600,000 45,257,548
Senior Note, 3.5%, 4/01/25 ............................ United States 73,000,000 70,309,294
Senior Note, 3.8%, 3/15/30 ............................ United States 25,000,000 22,071,619
Morgan Stanley ,
Senior Bond, 2.699% to 1/21/30, FRN thereafter, 1/22/31 ..... United States 30,000,000 24,543,583
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 23,600,000 20,341,328
Senior Bond, 2.239% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 30,482,000 22,989,094
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 81,000,000 62,006,810
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 35,000,000 35,218,059
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 30,000,000 27,873,257
Senior Bond, 5.424% to 7/20/33, FRN thereafter, 7/21/34 ..... United States 30,000,000 28,311,687
Senior Note, 1.512% to 7/19/26, FRN thereafter, 7/20/27 ...... United States 25,000,000 22,097,610
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 ...... United States 30,000,000 28,901,433
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ....... United States 37,095,000 34,698,937
614,441,664
Chemicals 1.0%
Celanese US Holdings LLC ,
Senior Bond, 6.379%, 7/15/32 .......................... United States 50,000,000 48,231,554
Senior Note, 6.165%, 7/15/27 .......................... United States 20,000,000 19,731,585
Senior Note, 6.35%, 11/15/28 .......................... United States 20,000,000 19,758,914
Senior Note, 6.55%, 11/15/30 .......................... United States 20,000,000 19,582,671
e
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 115,000,000 107,413,549
e
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 25,000,000 22,493,474
g
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 .......... United States 35,000,000 36,145,391
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 25,000,000 22,625,993
e
International Flavors & Fragrances, Inc. ,
Senior Bond, 144A, 2.3%, 11/01/30 ...................... United States 130,000,000 97,902,775
Senior Note, 144A, 1.832%, 10/15/27 .................... United States 20,000,000 16,625,097
e
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 30,000,000 31,190,910
e
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 35,000,000 36,750,000
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 717,000 696,241
e
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 119,500,000 102,547,384

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
e
SCIH Salt Holdings, Inc., (continued)
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 143,500,000 $ 126,795,423
708,490,961
Commercial Services & Supplies 0.4%
e
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 20,000,000 16,933,100
e
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 100,000,000 84,378,710
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 140,000,000 134,592,143
e
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 .. United States 36,500,000 31,541,884
267,445,837
Communications Equipment 1.1%
e
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 350,000,000 333,640,349
Senior Bond, 144A, 5%, 3/15/27 ........................ United States 50,000,000 28,457,264
e
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 150,000,000 98,236,500
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 140,000,000 84,000,000
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 236,085,000 220,644,829
764,978,942
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 110,000,000 89,798,281
Consumer Finance 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 5.75% , 6/06/28 ................................. Ireland 40,000,000 39,108,748
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 ............................ United States 47,300,000 42,692,201
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 50,000,000 44,255,595
Senior Bond, 5.817% to 1/31/33, FRN thereafter, 2/01/34 ..... United States 85,000,000 76,668,801
Senior Note, 4.985% to 7/23/25, FRN thereafter, 7/24/26 ...... United States 40,000,000 38,826,669
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 159,532,733 151,465,557
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 ...... United States 75,000,000 73,335,964
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 40,000,000 37,105,747
Sub. Bond, 4.2%, 10/29/25 ............................ United States 83,500,000 79,638,721
Sub. Bond, 3.75%, 7/28/26 ............................ United States 102,800,000 95,353,092
Ford Motor Credit Co. LLC ,
Senior Bond, 4.134%, 8/04/25 .......................... United States 50,000,000 47,457,430
Senior Bond, 4.389%, 1/08/26 .......................... United States 25,000,000 23,622,488
Senior Bond, 5.113%, 5/03/29 .......................... United States 75,000,000 68,730,322
Senior Note, 2.3%, 2/10/25 ............................ United States 35,000,000 32,862,627
Senior Note, 5.125%, 6/16/25 .......................... United States 108,015,000 104,658,212
Senior Note, 3.375%, 11/13/25 ......................... United States 32,000,000 29,717,312
Senior Note, 6.95%, 6/10/26 ........................... United States 35,000,000 34,995,100
Senior Note, 2.7%, 8/10/26 ............................ United States 60,000,000 53,602,242
Senior Note, 4.95%, 5/28/27 ........................... United States 115,000,000 108,073,933
Senior Note, 6.8%, 5/12/28 ............................ United States 68,000,000 67,977,443
Senior Note, 7.35%, 3/06/30 ........................... United States 45,000,000 45,620,235
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ........................... United States 40,000,000 37,666,871
Senior Bond, 3.6%, 6/21/30 ............................ United States 37,720,000 31,595,958
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 61,944,643
g
Senior Bond, 6.4%, 1/09/33 ............................ United States 50,000,000 48,873,045
Senior Note, 5%, 4/09/27 ............................. United States 50,000,000 48,014,988
Senior Note, 2.4%, 4/10/28 ............................ United States 35,000,000 29,799,419

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Note, 5.8%, 6/23/28 ............................ United States 50,000,000 $ 48,874,203
Senior Note, 4.3%, 4/06/29 ............................ United States 69,000,000 61,936,695
Senior Note, 5.85%, 4/06/30 ........................... United States 20,000,000 19,170,205
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 40,000,000 37,226,957
1,720,871,423
Consumer Staples Distribution & Retail 0.2%
e
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 85,000,000 64,501,614
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 90,000,000 83,779,303
148,280,917
Containers & Packaging 1.4%
e,j
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 25,144,215 19,010,055
e
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 30,000,000 23,517,783
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 214,440,000 179,233,241
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 25,669,000 25,048,614
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 50,000,000 45,751,829
e
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 380,000,000 332,680,462
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 290,000,000 280,105,461
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 60,000,000 53,316,000
e
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 .......... United States 20,000,000 19,391,713
978,055,158
Diversified REITs 0.2%
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 60,000,000 53,768,298
Senior Note, 4.95%, 2/15/30 ........................... United States 43,357,000 39,726,616
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.25% ,
12/01/26 .......................................... United States 82,000,000 76,475,750
169,970,664
Diversified Telecommunication Services 0.2%
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 70,000,000 65,293,284
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 50,000,000 45,362,108
110,655,392
Electric Utilities 1.9%
American Electric Power Co., Inc. ,
Senior Bond, 5.95%, 11/01/32 .......................... United States 30,000,000 29,946,451
Senior Bond, 5.625%, 3/01/33 .......................... United States 30,000,000 29,063,776
Duke Energy Corp. , Senior Bond , 4.5% , 8/15/32 ..............
United States 56,891,000 51,215,821
NextEra Energy Capital Holdings, Inc. , Senior Note , 1.875% , 1/15/27
United States 65,000,000 57,597,136
NRG Energy, Inc. ,
e
Senior Bond, 144A, 3.625%, 2/15/31 ..................... United States 65,000,000 49,386,370
Senior Note, 5.75%, 1/15/28 ........................... United States 18,075,000 16,966,941
e
Senior Note, 144A, 3.375%, 2/15/29 ..................... United States 38,300,000 31,035,742
e
Senior Secured Bond, 144A, 7%, 3/15/33 ................. United States 30,000,000 29,022,438
e
Senior Secured Note, 144A, 2.45%, 12/02/27 .............. United States 30,000,000 25,455,974
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 136,500,000 120,733,035
Senior Bond, 6.15%, 1/15/33 ........................... United States 50,000,000 47,476,289

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Bond, 6.4%, 6/15/33 ............................ United States 30,000,000 $ 28,945,776
Senior Note, 4.95%, 6/08/25 ........................... United States 19,250,000 18,805,287
Senior Note, 3.15%, 1/01/26 ........................... United States 50,000,000 46,524,172
Senior Note, 6.1%, 1/15/29 ............................ United States 49,000,000 47,897,738
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 107,284,000 97,292,585
Southern Co. (The) ,
Senior Bond, 5.7%, 10/15/32 ........................... United States 45,000,000 44,250,415
Senior Bond, 5.2%, 6/15/33 ............................ United States 50,000,000 47,299,933
Senior Note, 4.85%, 6/15/28 ........................... United States 55,000,000 53,193,430
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 87,010,000 83,059,389
Senior Note, 144A, 5%, 7/31/27 ........................ United States 62,345,000 57,384,738
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 139,000,000 119,617,409
Senior Note, 144A, 7.75%, 10/15/31 ..................... United States 50,000,000 49,300,456
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 35,000,000 30,633,088
Senior Secured Bond, 144A, 6.95%, 10/15/33 .............. United States 30,000,000 29,459,694
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 24,387,412
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 33,500,000 30,581,928
1,296,533,423
Electrical Equipment 0.1%
e
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 25,000,000 24,106,301
Senior Note, 144A, 6.05%, 4/15/28 ...................... United States 35,000,000 34,067,922
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 25,000,000 24,168,568
82,342,791
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 .....................
United States 50,000,000 48,802,324
Energy Equipment & Services 0.5%
e
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 42,500,000 39,508,026
e
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 245,000,000 247,092,300
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 70,000,000 70,075,950
356,676,276
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 96,513,510
Senior Bond, 4.875%, 4/15/28 .......................... United States 89,300,000 86,620,330
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 50,408,050
Warnermedia Holdings, Inc. , Senior Note , 4.279% , 3/15/32 ......
United States 100,000,000 84,941,211
318,483,101
Financial Services 0.3%
Fiserv, Inc. ,
Senior Bond, 4.2%, 10/01/28 ........................... United States 52,000,000 48,783,574
Senior Bond, 3.5%, 7/01/29 ............................ United States 40,000,000 35,708,558
Senior Bond, 2.65%, 6/01/30 ........................... United States 38,000,000 31,243,183
Senior Bond, 5.6%, 3/02/33 ............................ United States 30,000,000 29,107,649
e
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 100,000,000 92,487,427
237,330,391
Food Products 0.7%
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 30,000,000 28,435,730

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
e
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL ,
Senior Bond , 144A, 6.75% , 3/15/34 ...................... United States 50,000,000 $ 48,694,750
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 5.125%, 2/01/28 .......................... United States 30,000,000 28,576,878
Senior Note, 5.75%, 4/01/33 ........................... United States 110,000,000 100,739,474
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ........................... United States 68,000,000 63,990,669
f
Senior Bond, 6.875%, 5/15/34 .......................... United States 40,000,000 39,303,092
e
Senior Bond, 144A, 5.875%, 9/30/27 ..................... United States 50,000,000 50,758,750
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 56,590,737
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 50,000,000 41,677,675
458,767,755
Ground Transportation 0.3%
e
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 32,092,918
Senior Bond, 144A, 5.55%, 5/30/33 ...................... United Kingdom 55,000,000 51,086,951
Senior Bond, 144A, 5.95%, 10/15/33 ..................... United Kingdom 35,000,000 33,264,192
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 73,000,000 68,030,021
184,474,082
Health Care Equipment & Supplies 0.8%
e
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 45,000,000 45,189,900
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ........
United States 15,935,000 12,345,047
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 42,924,212
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 90,000,000 89,350,917
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 85,000,000 73,568,027
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 319,000,000 269,973,719
533,351,822
Health Care Providers & Services 7.7%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 35,000,000 26,928,601
Senior Note, 4.25%, 12/15/27 .......................... United States 81,745,000 75,431,425
Senior Note, 4.625%, 12/15/29 ......................... United States 166,100,000 149,788,149
Senior Note, 3.375%, 2/15/30 .......................... United States 47,000,000 39,254,729
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 600,000,000 319,500,000
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 585,000,000 298,505,025
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 565,000,000 301,371,000
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 567,065,000 541,102,439
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 309,000,000 265,430,877
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 382,000,000 356,661,940
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 280,700,104 226,992,608
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 50,000,000 47,335,587
Senior Bond, 1.875%, 2/28/31 .......................... United States 70,000,000 53,424,496
Senior Bond, 5.25%, 2/21/33 ........................... United States 120,000,000 113,738,154
Senior Bond, 4.78%, 3/25/38 ........................... United States 61,925,000 53,357,489
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 33,264,006
e
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 100,000,000 76,105,430
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 313,500,000 257,810,267

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
e
Fresenius Medical Care US Finance III, Inc. ,
Senior Bond, 144A, 2.375%, 2/16/31 ..................... Germany 30,000,000 $ 21,758,392
Senior Bond, 144A, 3%, 12/01/31 ....................... Germany 30,941,000 23,050,812
HCA, Inc. ,
Senior Bond, 5%, 3/15/24 ............................. United States 114,800,000 114,229,238
Senior Bond, 5.625%, 9/01/28 .......................... United States 115,000,000 112,201,192
Senior Bond, 4.125%, 6/15/29 .......................... United States 38,500,000 34,871,283
Senior Bond, 2.375%, 7/15/31 .......................... United States 28,716,000 21,998,954
Senior Bond, 5.5%, 6/01/33 ............................ United States 60,000,000 56,786,461
WI, Senior Note, 3.625%, 3/15/32 ....................... United States 82,954,000 68,805,139
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 35,000,000 34,821,178
e
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 35,000,000 30,187,500
e
MPH Acquisition Holdings LLC ,
g
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 140,000,000 105,275,100
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 175,000,000 148,837,867
Quest Diagnostics, Inc. , Senior Bond , 2.95% , 6/30/30 ..........
United States 58,755,000 49,368,794
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 100,000,000 96,856,790
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 53,038,645
Senior Note, 6.125%, 10/01/28 ......................... United States 425,000,000 399,364,000
Senior Secured Note, 4.25%, 6/01/29 .................... United States 130,000,000 112,018,764
Senior Secured Note, 4.375%, 1/15/30 ................... United States 32,000,000 27,564,777
Senior Secured Note, 6.125%, 6/15/30 ................... United States 386,000,000 362,376,530
e
Senior Secured Note, 144A, 6.75%, 5/15/31 ............... United States 122,775,000 118,566,310
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 125,000,000 123,719,444
5,351,699,392
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. ,
g
Senior Bond, 5.25%, 8/01/26 ........................... United States 37,000,000 31,567,266
Senior Bond, 5%, 10/15/27 ............................ United States 80,000,000 62,117,824
93,685,090
Health Care Technology 0.2%
e,j
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ......... United States 185,000,000 123,302,500
Hotel & Resort REITs 0.0%
†
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .........
United States 17,389,000 16,700,802
Hotels, Restaurants & Leisure 2.9%
e
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 99,750,000 100,301,318
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 115,000,000 97,547,014
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 189,759,000 187,328,711
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 52,000,000 50,654,328
e
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 150,000,000 146,020,365
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 205,000,000 185,748,286
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 65,000,000 66,998,080
e
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 15,000,000 12,928,200
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 57,000,000 52,115,016
Senior Note, 5%, 2/15/26 ............................. United States 30,000,000 29,391,737
Senior Note, 3.25%, 2/15/30 ........................... United States 60,000,000 50,786,501
e
Senior Note, 144A, 6.25%, 5/01/25 ...................... United States 54,596,000 54,712,500
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 75,000,000 61,222,147
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 150,000,000 127,289,250

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. ,
Senior Note, 5%, 10/15/27 ............................ United States 25,000,000 $ 24,376,248
Senior Note, 4.9%, 4/15/29 ............................ United States 20,000,000 19,079,730
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 50,000,000 47,071,325
e
Penn Entertainment, Inc. ,
Senior Note, 144A, 5.625%, 1/15/27 ..................... United States 20,000,000 18,829,800
g
Senior Note, 144A, 4.125%, 7/01/29 ..................... United States 60,000,000 49,104,000
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 440,000,000 433,030,620
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 150,000,000 139,677,810
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 30,000,000 28,513,017
1,982,726,003
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 20,000,000 19,671,151
Lennar Corp. , Senior Note , 4.5% , 4/30/24 ...................
United States 44,675,000 44,259,497
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ........................... United States 34,630,000 31,163,715
Senior Note, 4.75%, 4/01/29 ........................... United States 49,895,000 43,329,566
138,423,929
Household Products 0.1%
e
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 18,847,600
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 24,000,000 20,758,868
39,606,468
Independent Power and Renewable Electricity Producers 0.4%
e
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 142,000,000 126,604,814
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 100,000,000 90,226,640
e,h
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 90,000,000 82,216,350
299,047,804
Insurance 0.2%
e
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 30,000,000 29,470,887
e
Northwestern Mutual Global Funding , Secured Note , 144A, 4.35% ,
9/15/27 ........................................... United States 40,000,000 38,377,397
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 59,701,011
127,549,295
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 65,000,000 57,699,858
e
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 30,000,000 23,586,927
81,286,785
IT Services 0.1%
Twilio, Inc. ,
Senior Bond, 3.875%, 3/15/31 .......................... United States 40,000,000 32,563,312
Senior Note, 3.625%, 3/15/29 .......................... United States 45,000,000 37,713,528
70,276,840
Machinery 0.1%
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 ...........
United States 43,000,000 38,229,170

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
e
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 35,000,000 $ 32,118,217
70,347,387
Media 1.2%
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 179,000,000 143,185,966
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 35,000,000 26,815,391
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 90,000,000 80,007,074
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 45,026,000 42,902,493
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 120,000,000 111,885,996
Senior Note, 7.75%, 7/01/26 ........................... United States 26,520,000 19,931,504
e
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 10,000,000 8,517,258
e
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 55,000,000 44,479,600
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 232,274,000 226,651,875
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 60,000,000 55,943,502
Senior Secured Note, 144A, 8%, 8/15/28 .................. United States 30,000,000 29,115,750
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 18,302,534
807,738,943
Metals & Mining 1.2%
e
Alcoa Nederland Holding BV ,
Senior Note, 144A, 5.5%, 12/15/27 ...................... United States 104,742,000 99,638,331
g
Senior Note, 144A, 4.125%, 3/31/29 ..................... United States 101,547,000 89,956,831
ArcelorMittal SA ,
Senior Bond, 6.8%, 11/29/32 ........................... Luxembourg 40,000,000 39,766,790
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 25,374,396
e
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 25,000,000 21,322,957
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 49,909,295
e
First Quantum Minerals Ltd. ,
Senior Note, 144A, 7.5%, 4/01/25 ....................... Zambia 85,000,000 84,945,609
Senior Note, 144A, 8.625%, 6/01/31 ..................... Zambia 55,000,000 54,803,742
e
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 120,000,000 98,890,248
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 22,500,000 20,492,918
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 50,000,000 45,781,132
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 61,402,000 58,084,837
Senior Bond, 5.4%, 11/14/34 ........................... United States 35,000,000 32,082,004
e
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 100,000,000 79,124,709
e
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 19,647,900
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 35,000,000 34,377,576
854,199,275
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 30,000,000 26,862,599
C, Senior Note, 3.375%, 4/01/30 ........................ United States 30,000,000 25,827,207
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 33,750,000 29,424,603
Sempra , Senior Bond , 5.5% , 8/01/33 .......................
United States 35,000,000 33,521,185
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 ...
United States 40,000,000 37,692,286
153,327,880

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 2.4%
BP Capital Markets America, Inc. ,
Senior Bond, 4.234%, 11/06/28 ......................... United States 28,705,000 $ 27,307,802
Senior Bond, 3.633%, 4/06/30 .......................... United States 46,500,000 41,897,618
Senior Bond, 2.721%, 1/12/32 .......................... United States 25,000,000 20,300,915
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 255,000,000 259,448,623
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 91,127,458
Senior Note, 144A, 9.75%, 7/15/28 ...................... United States 69,000,000 68,199,704
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 111,871,560
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................... United States 87,973,000 85,527,207
Senior Secured Note, 3.7%, 11/15/29 .................... United States 107,245,000 95,200,477
e
Cheniere Energy Partners LP , Senior Bond , 144A, 5.95% , 6/30/33 . United States 30,000,000 28,971,600
Chevron Corp. , Senior Bond , 2.236% , 5/11/30 ................
United States 40,000,000 33,365,944
e
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 33,224,000 32,760,615
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 30,000,000 29,654,604
e
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 ...... United States 25,000,000 25,567,977
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 .............
United States 30,000,000 28,870,599
e
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 25,000,000 22,569,337
Kinder Morgan, Inc. , Senior Bond , 5.2% , 6/01/33 ..............
United States 87,000,000 80,522,529
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 45,000,000 42,239,250
Occidental Petroleum Corp. ,
Senior Bond, 6.625%, 9/01/30 .......................... United States 80,000,000 81,147,200
Senior Bond, 6.125%, 1/01/31 .......................... United States 52,000,000 51,304,760
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 29,638,288
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 60,504,300
e
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 55,000,000 54,498,010
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 130,000,000 112,172,522
Senior Bond, 2.6%, 3/15/31 ............................ United States 61,000,000 48,615,141
Senior Bond, 4.65%, 8/15/32 ........................... United States 70,000,000 63,714,858
Senior Bond, 5.65%, 3/15/33 ........................... United States 30,000,000 29,005,214
1,656,004,112
Passenger Airlines 1.8%
e
American Airlines Group, Inc. , Senior Note , 144A, 3.75% , 3/01/25 . United States 64,000,000 60,696,979
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 197,083,334 192,659,345
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 146,850,000 136,699,024
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 180,000,000 193,646,308
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 58,971,622 57,301,813
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 341,718,000 324,875,465
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 99,618,096 98,800,879
e
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 69,462,000 64,306,912
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 116,643,000 100,380,115
1,229,366,840
Personal Care Products 0.2%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 30,000,000 29,579,529
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/29 .......................... United States 30,000,000 26,916,991

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products (continued)
Haleon US Capital LLC, (continued)
Senior Note, 3.625%, 3/24/32 .......................... United States 65,043,000 $ 55,813,776
112,310,296
Pharmaceuticals 2.6%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 467,060,000 462,232,057
e
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 164,340,000 97,831,602
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 60,000,000 53,232,000
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 165,000,000 102,885,205
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 18,850,000 11,247,041
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 752,000,000 512,074,400
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 30,000,000 28,370,025
e,k
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 47,500,000 33,328,499
e,k
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 66,355,000 47,240,779
e,k
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 193,401,000 138,084,446
Royalty Pharma plc ,
Senior Bond, 2.15%, 9/02/31 ........................... United States 45,800,000 34,297,762
Senior Note, 2.2%, 9/02/30 ............................ United States 35,000,000 27,190,708
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 27,220,000 27,342,136
Senior Note, 6.75%, 3/01/28 ........................... Israel 26,000,000 25,553,359
Senior Note, 7.875%, 9/15/29 .......................... Israel 25,000,000 25,357,850
Senior Note, 8.125%, 9/15/31 .......................... Israel 30,000,000 31,074,060
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 130,500,000 122,293,260
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 .....................
United States 25,000,000 19,558,364
1,799,193,553
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 .......................... United States 20,000,000 17,722,974
Senior Bond, 4.3%, 11/15/32 ........................... United States 100,000,000 87,275,710
e
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 80,000,000 62,564,524
e
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 75,000,000 65,130,153
e
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 66,000,000 51,863,900
e
Senior Note, 144A, 4%, 4/15/29 ........................ United States 48,307,000 43,618,515
e
Entegris Escrow Corp. , Senior Secured Note , 144A, 4.75% , 4/15/29 United States 60,000,000 53,994,798
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 25,000,000 24,218,632
Senior Note, 5.125%, 2/10/30 .......................... United States 30,000,000 29,453,802
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 .......................... United States 25,000,000 24,108,980
Senior Bond, 4.663%, 2/15/30 .......................... United States 34,000,000 30,961,873
Senior Bond, 5.875%, 2/09/33 .......................... United States 40,000,000 38,242,115
Senior Note, 6.75%, 11/01/29 .......................... United States 55,000,000 55,917,942
NXP BV / NXP Funding LLC , Senior Note , 5.55% , 12/01/28 ......
China 20,000,000 19,585,613
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 3.4% ,
5/01/30 ........................................... China 31,200,000 26,695,566
e
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 24,428,284
655,783,381
Software 0.9%
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 60,000,000 50,301,774
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ........................... United States 100,000,000 92,235,663

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp., (continued)
Senior Bond, 3.25%, 11/15/27 .......................... United States 40,000,000 $ 36,469,231
Senior Bond, 2.95%, 4/01/30 ........................... United States 44,000,000 37,043,217
Senior Bond, 3.25%, 5/15/30 ........................... United States 21,960,000 18,810,120
Senior Bond, 2.875%, 3/25/31 .......................... United States 101,000,000 82,544,295
Senior Bond, 6.25%, 11/09/32 .......................... United States 45,000,000 45,580,434
Senior Note, 2.3%, 3/25/28 ............................ United States 50,000,000 43,343,417
Senior Note, 6.15%, 11/09/29 .......................... United States 20,000,000 20,313,069
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ............................. United States 30,303,000 23,985,488
Senior Bond, 1.75%, 2/15/31 ........................... United States 20,000,000 15,187,062
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 200,000,000 171,553,392
637,367,162
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ......................... United States 20,000,000 18,633,570
Senior Bond, 3.55%, 7/15/27 ........................... United States 40,000,000 36,776,372
Senior Bond, 2.9%, 1/15/30 ............................ United States 30,000,000 24,953,948
Senior Bond, 5.65%, 3/15/33 ........................... United States 60,000,000 57,742,951
Senior Note, 1.6%, 4/15/26 ............................ United States 45,318,000 40,719,004
Senior Note, 4.05%, 3/15/32 ........................... United States 50,000,000 43,139,328
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 74,583,000 63,005,377
Senior Bond, 2.1%, 4/01/31 ............................ United States 33,500,000 25,583,257
Senior Bond, 2.5%, 7/15/31 ............................ United States 25,000,000 19,520,721
e
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 65,000,000 60,027,487
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ............
United States 42,300,000 34,665,297
424,767,312
Specialty Retail 0.8%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 40,959,000 36,927,209
Senior Bond, 2.4%, 8/01/31 ............................ United States 44,451,000 32,808,613
Senior Bond, 3.85%, 3/01/32 ........................... United States 32,953,000 26,813,903
Senior Note, 1.95%, 8/01/28 ........................... United States 44,000,000 35,876,220
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 40,000,000 35,769,332
Home Depot, Inc. (The) , Senior Note , 4.5% , 9/15/32 ...........
United States 100,000,000 94,406,654
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 20,000,000 18,161,044
Senior Bond, 4.5%, 4/15/30 ............................ United States 35,000,000 32,672,371
Senior Bond, 3.75%, 4/01/32 ........................... United States 88,000,000 76,234,693
Senior Bond, 5%, 4/15/33 ............................. United States 115,000,000 108,315,362
Senior Bond, 5.15%, 7/01/33 ........................... United States 35,000,000 33,220,718
e
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 60,000,000 47,987,100
579,193,219
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 ....................
United States 60,000,000 52,959,290
Dell International LLC / EMC Corp. ,
g
Senior Bond, 5.75%, 2/01/33 ........................... United States 40,000,000 38,892,143
Senior Note, 5.3%, 10/01/29 ........................... United States 55,000,000 53,413,539
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 70,000,000 65,672,509

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc., (continued)
Senior Note, 4%, 4/15/29 ............................. United States 160,309,000 $ 146,559,428
357,496,909
Textiles, Apparel & Luxury Goods 0.0%
†
e
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 20,000,000 19,085,412
Tobacco 0.7%
BAT Capital Corp. ,
Senior Bond, 2.726%, 3/25/31 .......................... United Kingdom 25,000,000 19,310,930
Senior Bond, 6.421%, 8/02/33 .......................... United Kingdom 53,500,000 52,043,272
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 306,500,000 280,568,362
Senior Note, 2.259%, 3/25/28 .......................... United Kingdom 37,812,000 32,004,407
Philip Morris International, Inc. ,
Senior Bond, 5.75%, 11/17/32 .......................... United States 41,000,000 40,040,216
Senior Bond, 5.375%, 2/15/33 .......................... United States 70,000,000 66,396,857
Senior Bond, 5.625%, 9/07/33 .......................... United States 25,000,000 24,050,326
514,414,370
Trading Companies & Distributors 0.5%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 155,000,000 144,936,326
Senior Bond, 4%, 7/15/30 ............................. United States 25,200,000 21,508,543
Senior Bond, 3.875%, 2/15/31 .......................... United States 70,657,000 58,865,746
Senior Bond, 3.75%, 1/15/32 ........................... United States 31,000,000 25,055,635
e
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 65,000,000 63,362,721
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 25,000,000 25,085,525
338,814,496
Water Utilities 0.1%
American Water Capital Corp. , Senior Bond , 4.45% , 6/01/32 .....
United States 40,336,000 37,308,130
Wireless Telecommunication Services 0.6%
Sprint LLC ,
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 191,974,636
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 88,758,943
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Bond , 144A, 5.152% ,
3/20/28 ........................................... United States 81,000,000 79,599,545
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 45,000,000 42,498,043
Senior Note, 3.375%, 4/15/29 .......................... United States 30,000,000 26,413,638
429,244,805
Total Corporate Bonds (Cost $35,550,373,530) ..................................
33,236,375,156
Units
a
l
Index-Linked Notes 0.1%
Capital Markets 0.1%
e,m
Goldman Sachs International Bank into S&P 500 Index , Senior Note ,
144A, 6.5% , 12/22/23 ................................. United States 5,985 25,602,656
Total Index-Linked Notes (Cost $25,008,125) ....................................
25,602,656

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
n
Senior Floating Rate Interests 0.5%
Chemicals 0.1%
f,o
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
9.631% , ( 3-month SOFR + 4% ), 3/16/27 .................. United States 34,953,382 $ 34,795,742
Health Care Equipment & Supplies 0.1%
f,o
Medline Borrower LP , Initial Dollar Term Loan , 8.681% , ( 1-month
SOFR + 3.25% ), 10/23/28 ............................. United States 79,759,685 79,637,254
Software 0.3%
o
TIBCO Software, Inc. , First Lien, CME Term Loan, A , 9.99% ,
( 3-month SOFR + 4.5% ), 9/29/28 ........................ United States 248,597,961 239,172,369
Total Senior Floating Rate Interests (Cost $333,674,778) .........................
353,605,365
U.S. Government and Agency Securities 13.7%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 600,000,000 486,269,532
3.875%, 5/15/43 ..................................... United States 250,000,000 217,382,812
3.625%, 5/15/53 ..................................... United States 500,000,000 414,101,560
4.125%, 8/15/53 ..................................... United States 750,000,000 680,976,563
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 500,000,000 494,462,890
4.25%, 10/15/25 ..................................... United States 1,000,000,000 984,492,190
4.125%, 10/31/27 .................................... United States 1,250,000,000 1,223,583,988
3.875%, 11/30/27 .................................... United States 500,000,000 484,765,625
4%, 10/31/29 ....................................... United States 1,000,000,000 965,664,060
2.875%, 5/15/32 ..................................... United States 1,250,000,000 1,097,412,112
2.75%, 8/15/32 ..................................... United States 2,250,000,000 1,948,710,938
3.875%, 8/15/33 ..................................... United States 500,000,000 472,500,000
Total U.S. Government and Agency Securities (Cost $10,097,268,212) .............
9,470,322,270
Asset-Backed Securities 0.2%
Passenger Airlines 0.2%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 68,283,333 67,780,754
2023-1, A, 5.8%, 1/15/36 .............................. United States 50,000,000 48,793,380
116,574,134
a a a a a a
Total Asset-Backed Securities (Cost $118,061,413) ..............................
116,574,134
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 25,647,017 23,235,952
Total Mortgage-Backed Securities (Cost $27,169,809) ............................
23,235,952
Total Long Term Investments (Cost $71,780,930,471) ............................
68,229,507,089
a

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.9%
c,p
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 645,794,493 $ 645,794,493
Total Money Market Funds (Cost $645,794,493) .................................
645,794,493
Total Short Term Investments (Cost $645,794,493 ) ...............................
645,794,493
a
Total Investments (Cost $72,426,724,964) 99.6% ................................
$68,875,301,582
Options Written (0.1)% .......................................................
(87,227,000)
Other Assets, less Liabilities 0.5% .............................................
360,723,996
Net Assets 100.0% ...........................................................
$69,148,798,578
a a a
Number of
Contracts
Notional
Amount
#
a a a
q
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
Bank of America Corp., October Strike Price $29.00, Expires
10/20/23 .......................................... 25,000 68,450,000 (650,000)
Bank of America Corp., November Strike Price $30.00, Expires
11/17/23 .......................................... 25,000 68,450,000 (675,000)
Bank of America Corp., December Strike Price $31.00, Expires
12/15/23 .......................................... 25,000 68,450,000 (550,000)
Bank of America Corp., January Strike Price $32.00, Expires 1/19/24 25,000 68,450,000 (700,000)
Charles Schwab Corp. (The), December Strike Price $65.00, Expires
12/15/23 .......................................... 10,000 54,900,000 (550,000)
Charles Schwab Corp. (The), November Strike Price $67.50, Expires
11/17/23 .......................................... 10,000 54,900,000 (160,000)
Charles Schwab Corp. (The), October Strike Price $75.00, Expires
10/20/23 .......................................... 10,000 54,900,000 (20,000)
Chevron Corp., October Strike Price $175.00, Expires 10/20/23 ... 10,000 168,620,000 (890,000)
Cisco Systems, Inc., October Strike Price $55.00, Expires 10/20/23 20,000 107,520,000 (600,000)
Citigroup, Inc., December Strike Price $47.00, Expires 12/15/23 .. 20,000 82,260,000 (580,000)
Comcast Corp., November Strike Price $47.50, Expires 11/17/23 .. 10,000 44,340,000 (450,000)
Comcast Corp., December Strike Price $50.00, Expires 12/15/23 . 15,000 66,510,000 (480,000)
CVS Health Corp., November Strike Price $85.00, Expires 11/17/23 10,000 69,820,000 (90,000)
Fifth Third Bancorp, November Strike Price $29.00, Expires 11/17/23 10,000 25,330,000 (150,000)
Fifth Third Bancorp, November Strike Price $30.00, Expires 11/17/23 10,000 25,330,000 (100,000)
Goldman Sachs Group, Inc. (The), November Strike Price $350.00,
Expires 11/17/23 .................................... 5,500 177,963,500 (1,925,000)
Honeywell International, Inc., December Strike Price $200.00,
Expires 12/15/23 .................................... 13,000 240,162,000 (2,262,000)
International Business Machines Corp., December Strike Price
$160.00, Expires 12/15/23 ............................. 10,000 140,300,000 (330,000)
Johnson & Johnson, November Strike Price $175.00, Expires
11/17/23 .......................................... 25,000 389,375,000 (400,000)
JPMorgan Chase & Co., December Strike Price $160.00, Expires
12/15/23 .......................................... 10,000 145,020,000 (1,110,000)
JPMorgan Chase & Co., January Strike Price $165.00, Expires
1/19/24 ........................................... 10,000 145,020,000 (1,070,000)
MetLife, Inc., October Strike Price $67.50, Expires 10/20/23 ..... 10,000 62,910,000 (150,000)
MetLife, Inc., November Strike Price $67.50, Expires 11/17/23 .... 15,000 94,365,000 (1,050,000)
MetLife, Inc., December Strike Price $67.50, Expires 12/15/23 .... 10,000 62,910,000 (1,050,000)
Morgan Stanley, October Strike Price $100.00, Expires 10/20/23 .. 20,000 163,340,000 (80,000)
NextEra Energy, Inc., November Strike Price $70.00, Expires
11/17/23 .......................................... 20,000 114,580,000 (200,000)

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
q
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
PepsiCo, Inc., November Strike Price $190.00, Expires 11/17/23 .. 10,000 169,440,000 $ (130,000)
Philip Morris International, Inc., December Strike Price $100.00,
Expires 12/15/23 .................................... 10,000 92,580,000 (1,100,000)
PNC Financial Services Group, Inc. (The), November Strike Price
$130.00, Expires 11/17/23 ............................. 10,000 122,770,000 (2,000,000)
QUALCOMM, Inc., October Strike Price $130.00, Expires 10/20/23 10,000 111,060,000 (50,000)
Target Corp., October Strike Price $145.00, Expires 10/20/23 .... 10,000 110,570,000 (20,000)
Texas Instruments, Inc., November Strike Price $185.00, Expires
11/17/23 .......................................... 10,000 159,010,000 (260,000)
Truist Financial Corp., December Strike Price $32.50, Expires
12/15/23 .......................................... 20,000 57,220,000 (1,200,000)
US Bancorp, December Strike Price $37.50, Expires 12/15/23 .... 10,000 33,060,000 (600,000)
US Bancorp, October Strike Price $40.00, Expires 10/20/23 ..... 10,000 33,060,000 (50,000)
(21,682,000)
Puts - Exchange-Traded
Equity Options
Amazon.com, Inc., December Strike Price $100.00, Expires 12/15/23 10,000 127,120,000 (930,000)
American Express Co., November Strike Price $150.00, Expires
11/17/23 .......................................... 10,000 149,190,000 (5,850,000)
Analog Devices, Inc., November Strike Price $160.00, Expires
11/17/23 .......................................... 10,000 175,090,000 (1,660,000)
Coca-Cola Co. (The), December Strike Price $52.50, Expires
12/15/23 .......................................... 20,000 111,960,000 (1,180,000)
Coca-Cola Co. (The), November Strike Price $57.50, Expires
11/17/23 .......................................... 10,000 55,980,000 (1,960,000)
CVS Health Corp., November Strike Price $70.00, Expires 11/17/23 10,000 69,820,000 (2,910,000)
Duke Energy Corp., November Strike Price $85.00, Expires 11/17/23 10,000 88,260,000 (1,700,000)
Exxon Mobil Corp., October Strike Price $105.00, Expires 10/20/23 20,000 235,160,000 (320,000)
Exxon Mobil Corp., November Strike Price $105.00, Expires
11/17/23 .......................................... 15,000 176,370,000 (1,170,000)
Home Depot, Inc. (The), November Strike Price $305.00, Expires
11/17/23 .......................................... 10,000 302,160,000 (10,350,000)
Honeywell International, Inc., December Strike Price $170.00,
Expires 12/15/23 .................................... 10,000 184,740,000 (2,200,000)
International Business Machines Corp., December Strike Price
$135.00, Expires 12/15/23 ............................. 10,000 140,300,000 (3,300,000)
Johnson & Johnson, October Strike Price $150.00, Expires 10/20/23 10,000 155,750,000 (970,000)
Johnson & Johnson, November Strike Price $150.00, Expires
11/17/23 .......................................... 10,000 155,750,000 (1,910,000)
Johnson Controls International plc, October Strike Price $57.50,
Expires 10/20/23 .................................... 5,000 26,605,000 (2,175,000)
JPMorgan Chase & Co., November Strike Price $135.00, Expires
11/17/23 .......................................... 10,000 145,020,000 (1,900,000)
Microchip Technology, Inc., November Strike Price $70.00, Expires
11/17/23 .......................................... 10,000 78,050,000 (1,100,000)
Microchip Technology, Inc., October Strike Price $72.50, Expires
10/20/23 .......................................... 10,000 78,050,000 (500,000)
Microsoft Corp., October Strike Price $290.00, Expires 10/20/23 .. 10,000 315,750,000 (970,000)
NextEra Energy, Inc., December Strike Price $50.00, Expires
12/15/23 .......................................... 20,000 114,580,000 (1,400,000)
Oracle Corp., December Strike Price $95.00, Expires 12/15/23 ... 20,000 211,840,000 (3,440,000)
Palo Alto Networks, Inc., December Strike Price $180.00, Expires
12/15/23 .......................................... 20,000 468,880,000 (2,580,000)
PepsiCo, Inc., November Strike Price $170.00, Expires 11/17/23 .. 10,000 169,440,000 (4,250,000)

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
q
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (continued)
Philip Morris International, Inc., December Strike Price $82.50,
Expires 12/15/23 .................................... 10,000 92,580,000 $ (700,000)
QUALCOMM, Inc., October Strike Price $100.00, Expires 10/20/23 10,000 111,060,000 (350,000)
Texas Instruments, Inc., December Strike Price $140.00, Expires
12/15/23 .......................................... 10,000 159,010,000 (1,870,000)
Union Pacific Corp., October Strike Price $205.00, Expires 10/20/23 10,000 203,630,000 (5,100,000)
United Parcel Service, Inc., October Strike Price $160.00, Expires
10/20/23 .......................................... 5,000 77,935,000 (2,800,000)
(65,545,000)
Total Options Written (Premiums received $98,516,643) ..........................
$ (87,227,000)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
See Note 1(f) regarding equity-linked securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $28,131,840,048, representing 40.7% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
A portion or all of the security is on loan at September 30, 2023. See Note 1(g).
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
Income may be received in additional securities and/or cash.
k
See Note 7 regarding credit risk and defaulted securities.
l
See Note 1(e) regarding index-linked notes.
m
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
n
See Note 1(h) regarding senior floating rate interests.
o
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 1(d) regarding written options.

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note 9 regarding derivative financial instruments.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 54,000 $ 5,835,375,000 12/19/23 $ (120,952,289)
U.S. Treasury Ultra Bonds ...................... Long 5,250 623,109,375 12/19/23 (44,465,285)
Total Futures Contracts ...................................................................... $(165,417,574)
*
As of period end.
See Abbreviations on page 154 .

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

1
a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.03 $5.89 $6.09 $6.07 $5.86
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.08 0.05 0.10 0.14
Net realized and unrealized gains (losses) ........... (0.14) (0.81) (0.12) 0.08 0.25
Total from investment operations .................... (0.02) (0.73) (0.07) 0.18 0.39
Less distributions from:
Net investment income .......................... (0.15) (0.13) (0.13) (0.16) (0.18)
Net asset value, end of year ....................... $4.86 $5.03 $5.89 $6.09 $6.07
Total return
c
................................... (0.49)% (12.50)% (1.15)% 3.01% 6.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.87% 0.87% 0.89% 0.89%
Expenses net of waiver and payments by affiliates ....... 0.80% 0.86%
d
0.87%
d,e
0.88%
d
0.88%
d
Net investment income ........................... 2.45% 1.44% 0.79% 1.58% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $607,527 $687,607 $1,020,574 $1,097,545 $336,646
Portfolio turnover rate ............................ 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.03 $5.90 $6.09 $6.07 $5.85
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.09 0.05 0.10 0.15
Net realized and unrealized gains (losses) ........... (0.14) (0.82) (0.10) 0.09 0.25
Total from investment operations .................... (0.01) (0.73) (0.05) 0.19 0.40
Less distributions from:
Net investment income .......................... (0.16) (0.14) (0.14) (0.17) (0.18)
Net asset value, end of year ....................... $4.86 $5.03 $5.90 $6.09 $6.07
Total return
c
................................... (0.38)% (12.55)% (0.89)% 3.09% 6.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.76% 0.77% 0.78% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.69% 0.76%
d,e
0.76%
d
0.77%
d
0.78%
d
Net investment income ........................... 2.55% 1.56% 0.90% 1.69% 2.46%
Supplemental data
Net assets, end of year (000’s) ..................... $1,362,598 $1,592,268 $2,104,978 $2,661,888 $2,885,194
Portfolio turnover rate ............................ 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.00 $5.85 $6.04 $6.03 $5.81
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.06 0.02 0.07 0.12
Net realized and unrealized gains (losses) ........... (0.15) (0.80) (0.10) 0.08 0.25
Total from investment operations .................... (0.05) (0.74) (0.08) 0.15 0.37
Less distributions from:
Net investment income .......................... (0.13) (0.11) (0.11) (0.14) (0.15)
Net asset value, end of year ....................... $4.82 $5.00 $5.85 $6.04 $6.03
Total return
c
................................... (1.12)% (12.77)% (1.41)% 2.43% 6.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.27% 1.27% 1.29% 1.29%
Expenses net of waiver and payments by affiliates ....... 1.20% 1.26%
d
1.27%
d,e
1.28%
d
1.28%
d
Net investment income ........................... 2.04% 1.04% 0.39% 1.18% 1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $60,693 $116,145 $196,643 $354,483 $389,021
Portfolio turnover rate ............................ 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.03 $5.89 $6.09 $6.07 $5.85
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.07 0.03 0.08 0.13
Net realized and unrealized gains (losses) ........... (0.14) (0.81) (0.11) 0.08 0.25
Total from investment operations .................... (0.03) (0.74) (0.08) 0.16 0.38
Less distributions from:
Net investment income .......................... (0.14) (0.12) (0.12) (0.14) (0.16)
Net asset value, end of year ....................... $4.86 $5.03 $5.89 $6.09 $6.07
Total return .................................... (0.74)% (12.72)% (1.41)% 2.73% 6.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.12% 1.11% 1.13% 1.14%
Expenses net of waiver and payments by affiliates ....... 1.05%
c
1.11%
d
1.11%
c,d
1.12%
d
1.13%
d
Net investment income ........................... 2.20% 1.20% 0.55% 1.34% 2.11%
Supplemental data
Net assets, end of year (000’s) ..................... $14,078 $15,476 $19,513 $27,746 $32,906
Portfolio turnover rate ............................ 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.06 $5.92 $6.12 $6.10 $5.87
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.10 0.07 0.12 0.16
Net realized and unrealized gains (losses) ........... (0.15) (0.81) (0.12) 0.08 0.27
Total from investment operations .................... (0.01) (0.71) (0.05) 0.20 0.43
Less distributions from:
Net investment income .......................... (0.17) (0.15) (0.15) (0.18) (0.20)
Net asset value, end of year ....................... $4.88 $5.06 $5.92 $6.12 $6.10
Total return .................................... (0.34)% (12.11)% (0.80)% 3.34% 7.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.50% 0.53% 0.54% 0.51%
Expenses net of waiver and payments by affiliates ....... 0.45% 0.50%
c,d
0.51%
c
0.52%
c
0.50%
c
Net investment income ........................... 2.80% 1.81% 1.15% 1.96% 2.74%
Supplemental data
Net assets, end of year (000’s) ..................... $204,317 $202,611 $304,650 $361,791 $573,957
Portfolio turnover rate ............................ 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.05 $5.92 $6.11 $6.10 $5.87
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.09 0.06 0.11 0.16
Net realized and unrealized gains (losses) ........... (0.15) (0.81) (0.10) 0.07 0.26
Total from investment operations .................... (0.01) (0.72) (0.04) 0.18 0.42
Less distributions from:
Net investment income .......................... (0.16) (0.15) (0.15) (0.17) (0.19)
Net asset value, end of year ....................... $4.88 $5.05 $5.92 $6.11 $6.10
Total return .................................... (0.24)% (12.39)% (0.74)% 3.23% 7.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.62% 0.62% 0.64% 0.64%
Expenses net of waiver and payments by affiliates ....... 0.55%
c
0.61%
d
0.62%
c,d
0.63%
d
0.63%
d
Net investment income ........................... 2.70% 1.67% 1.04% 1.84% 2.61%
Supplemental data
Net assets, end of year (000’s) ..................... $262,569 $300,303 $692,010 $743,012 $946,318
Portfolio turnover rate ............................ 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01% .

Franklin Custodian Funds
Schedule of Investments, September 30, 2023
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 14,763,945
Total U.S. Government and Agency Securities (Cost $18,307,804) .................
14,763,945
Mortgage-Backed Securities 96.5%
Government National Mortgage Association (GNMA) Fixed Rate 96.5%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 3,364,078 3,217,868
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 118,740,568 115,216,808
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 52,224,227 52,106,361
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 48,247,453 49,475,218
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 11,626,757 11,712,151
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 7,209,548 7,450,507
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 639,034 654,459
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 977 995
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 37 37
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 10,962,826 9,859,593
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 32,684,932 30,162,120
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 61,928,884 58,974,060
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 10,908 10,420
GNMA I, Single-family, 30 Year, 5.5%, 10/15/48 ............................. 554,148 539,932
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 ............................ 19,668 19,571
GNMA I, Single-family, 30 Year, 7.5%, 1/15/24 - 7/15/31 ...................... 802,055 805,164
GNMA I, Single-family, 30 Year, 8%, 2/15/24 - 9/15/30 ........................ 270,724 271,136
GNMA I, Single-family, 30 Year, 8.5%, 4/15/24 - 5/15/25 ...................... 2,743 2,739
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 1,631 1,631
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 2,787,545 2,646,792
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 872,087 863,648
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 21,521,172 22,192,193
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 879,396 892,995
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 251,121 259,383
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 843 841
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 27,481 27,622
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 161,759,722 128,227,577
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 14,735,186 11,728,249
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 70,756,950 57,930,660
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 210,073,356 171,987,615
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 85,119,674 69,683,591
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 83,156,615 68,074,641
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 84,917,308 69,517,042
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 127,626,054 104,465,008
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 18,472,801 15,931,538
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 9,148,164 7,910,950
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 13,393,961 11,552,413
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 17,911,197 15,329,098
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 14,433,455 12,403,820
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 23,179,108 19,928,177
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 10,485,357 9,105,986
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 88,216,247 74,888,230
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 165,335,215 140,676,318
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 27,215,920 23,159,080
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 118,109,398 100,479,416
GNMA II, Single-family, 30 Year , 3%, 2/20/45 - 10/20/50 ...................... 68,916,561 59,510,145
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 28,824,475 25,804,564
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 36,176,121 32,436,228
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 10,792,012 9,692,252
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 12,481,274 11,185,746
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 128,947,405 114,505,395
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 122,674,581 108,861,383
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 46,960,910 41,998,414

Franklin Custodian Funds
Schedule of Investments
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ $ 23,112,047 $ 20,301,198
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 ............................. 65,848,721 57,733,817
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 9,506,202 8,808,995
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 9,456,934 8,763,296
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 11,686,364 10,827,268
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 11,018,803 10,206,847
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 30,967,304 28,420,501
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 23,746,823 21,792,407
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 15,198,628 13,924,912
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 44,743,761 41,290,883
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 95,580,436 86,190,020
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 8,639,070 8,203,398
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 10,650,866 10,113,943
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 11,873,283 11,274,233
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 17,091,932 16,229,913
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ 12,189,968 11,575,078
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 27,034,256 25,688,865
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 31,492,832 30,909,903
GNMA II, Single-family, 30 Year, 5%, 7/20/53 ............................... 26,196,846 24,846,470
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 34,069,585 34,009,101
GNMA II, Single-family, 30 Year, 5.5%, 7/20/53 ............................. 25,635,217 24,890,937
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 476,391 477,055
GNMA II, Single-family, 30 Year, 6%, 7/20/53 ............................... 25,277,361 25,072,456
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 6,855,359 7,084,010
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 1,758,340 1,790,676
GNMA II, Single-family, 30 Year, 7.5%, 10/20/25 - 4/20/32 ..................... 206,710 210,073
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 101,026 102,694
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 46 46
GNMA II, Single-family, 30 Year, 9.5%, 1/20/25 ............................. 246 246
2,425,077,021
Total Mortgage-Backed Securities (Cost $2,856,128,379) .........................
2,425,077,021
Total Long Term Investments (Cost $2,874,436,183) .............................
2,439,840,966
a
a a a a
Short Term Investments 2.7%
Shares
a
Money Market Funds 2.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 67,238,754 67,238,754
Total Money Market Funds (Cost $67,238,754) ..................................
67,238,754
Total Short Term Investments (Cost $67,238,754 ) ................................
67,238,754
a
Total Investments (Cost $2,941,674,937) 99.8% ..................................
$2,507,079,720
Other Assets, less Liabilities 0.2% .............................................
4,701,846
Net Assets 100.0% ...........................................................
$2,511,781,566
See Abbreviations on page 154 .
a
See Note
3
(
f
) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.26 $20.20 $19.76 $22.53 $18.66
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.46 0.43 0.51 0.53
Net realized and unrealized gains (losses) ........... (1.33) 0.67 1.94 (2.43) 4.41
Total from investment operations .................... (0.84) 1.13 2.37 (1.92) 4.94
Less distributions from:
Net investment income .......................... (0.47) (0.47) (0.52) (0.50) (0.49)
Net realized gains ............................. (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ............................... (0.78) (1.07) (1.93) (0.85) (1.07)
Net asset value, end of year ....................... $18.64 $20.26 $20.20 $19.76 $22.53
Total return
c
................................... (4.55)% 5.56% 12.29% (8.68)% 27.43%
Ratios to average net assets
Expenses
d,e
.................................... 0.81% 0.82% 0.82% 0.83% 0.83%
Net investment income ........................... 2.34% 2.08% 2.10% 2.46% 2.51%
Supplemental data
Net assets, end of year (000’s) ..................... $1,116,740 $1,200,671 $982,201 $742,188 $521,782
Portfolio turnover rate ............................ 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.27 $20.21 $19.77 $22.54 $18.66
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.47 0.45 0.52 0.53
Net realized and unrealized gains (losses) ........... (1.31) 0.68 1.94 (2.41) 4.44
Total from investment operations .................... (0.81) 1.15 2.39 (1.89) 4.97
Less distributions from:
Net investment income .......................... (0.50) (0.49) (0.54) (0.53) (0.51)
Net realized gains ............................. (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ............................... (0.81) (1.09) (1.95) (0.88) (1.09)
Net asset value, end of year ....................... $18.65 $20.27 $20.21 $19.77 $22.54
Total return
c
................................... (4.45)% 5.67% 12.40% (8.59)% 27.61%
Ratios to average net assets
Expenses
d,e
.................................... 0.71% 0.72% 0.72% 0.73% 0.73%
Net investment income ........................... 2.42% 2.16% 2.20% 2.50% 2.61%
Supplemental data
Net assets, end of year (000’s) ..................... $2,752,653 $3,230,150 $3,321,370 $3,388,126 $4,176,487
Portfolio turnover rate ............................ 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.14 $20.09 $19.65 $22.42 $18.57
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.36 0.34 0.41 0.42
Net realized and unrealized gains (losses) ........... (1.30) 0.67 1.95 (2.41) 4.43
Total from investment operations .................... (0.91) 1.03 2.29 (2.00) 4.85
Less distributions from:
Net investment income .......................... (0.39) (0.38) (0.44) (0.42) (0.42)
Net realized gains ............................. (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ............................... (0.70) (0.98) (1.85) (0.77) (1.00)
Net asset value, end of year ....................... $18.53 $20.14 $20.09 $19.65 $22.42
Total return
c
................................... (4.91)% 5.11% 11.91% (9.10)% 26.96%
Ratios to average net assets
Expenses
d,e
.................................... 1.21% 1.22% 1.22% 1.23% 1.23%
Net investment income ........................... 1.90% 1.66% 1.69% 1.98% 2.11%
Supplemental data
Net assets, end of year (000’s) ..................... $218,134 $302,959 $350,553 $537,808 $767,363
Portfolio turnover rate ............................ 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.17 $20.12 $19.68 $22.45 $18.59
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.40 0.38 0.44 0.45
Net realized and unrealized gains (losses) ........... (1.31) 0.67 1.94 (2.41) 4.44
Total from investment operations .................... (0.88) 1.07 2.32 (1.97) 4.89
Less distributions from:
Net investment income .......................... (0.42) (0.42) (0.47) (0.45) (0.45)
Net realized gains ............................. (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ............................... (0.73) (1.02) (1.88) (0.80) (1.03)
Net asset value, end of year ....................... $18.56 $20.17 $20.12 $19.68 $22.45
Total return .................................... (4.76)% 5.26% 12.06% (8.95)% 27.17%
Ratios to average net assets
Expenses
c,d
.................................... 1.06% 1.07% 1.07% 1.08% 1.08%
Net investment income ........................... 2.08% 1.83% 1.85% 2.15% 2.26%
Supplemental data
Net assets, end of year (000’s) ..................... $89,085 $103,579 $83,441 $84,488 $103,376
Portfolio turnover rate ............................ 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.47 $20.40 $19.93 $22.73 $18.81
Income from investment operations
a
:
Net investment income
b
......................... 0.56 0.54 0.50 0.58 0.56
Net realized and unrealized gains (losses) ........... (1.34) 0.67 1.96 (2.46) 4.50
Total from investment operations .................... (0.78) 1.21 2.46 (1.88) 5.06
Less distributions from:
Net investment income .......................... (0.54) (0.54) (0.58) (0.57) (0.56)
Net realized gains ............................. (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ............................... (0.85) (1.14) (1.99) (0.92) (1.14)
Net asset value, end of year ....................... $18.84 $20.47 $20.40 $19.93 $22.73
Total return .................................... (4.24)% 5.90% 12.71% (8.44)% 27.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.54% 0.58% 0.56% 0.53%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.50% 0.50% 0.50% 0.50%
Net investment income ........................... 2.64% 2.41% 2.42% 2.75% 2.84%
Supplemental data
Net assets, end of year (000’s) ..................... $187,585 $223,710 $153,969 $144,079 $150,244
Portfolio turnover rate ............................ 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.47 $20.40 $19.93 $22.73 $18.81
Income from investment operations
a
:
Net investment income
b
......................... 0.54 0.52 0.48 0.56 0.56
Net realized and unrealized gains (losses) ........... (1.33) 0.68 1.97 (2.46) 4.48
Total from investment operations .................... (0.79) 1.20 2.45 (1.90) 5.04
Less distributions from:
Net investment income .......................... (0.53) (0.53) (0.57) (0.55) (0.54)
Net realized gains ............................. (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ............................... (0.84) (1.13) (1.98) (0.90) (1.12)
Net asset value, end of year ....................... $18.84 $20.47 $20.40 $19.93 $22.73
Total return .................................... (4.31)% 5.82% 12.62% (8.51)% 27.78%
Ratios to average net assets
Expenses
c,d
.................................... 0.56% 0.57% 0.57% 0.58% 0.58%
Net investment income ........................... 2.57% 2.32% 2.35% 2.66% 2.76%
Supplemental data
Net assets , end of year (000’s) ..................... $1,134,602 $1,383,667 $1,200,859 $1,179,002 $1,262,883
Portfolio turnover rate ............................ 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2023
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Construction & Engineering 1.5%
MDU Resources Group, Inc. ............................. United States 4,200,000 $ 82,236,000
Electric Utilities 57.5%
Alliant Energy Corp. ................................... United States 3,700,000 179,265,000
American Electric Power Co., Inc. ......................... United States 2,100,000 157,962,000
Constellation Energy Corp. .............................. United States 500,000 54,540,000
Duke Energy Corp. .................................... United States 2,700,000 238,302,000
Edison International ................................... United States 4,300,000 272,147,000
Entergy Corp. ........................................ United States 2,400,000 222,000,000
Evergy, Inc. .......................................... United States 4,150,000 210,405,000
Eversource Energy .................................... United States 1,800,000 104,670,000
Exelon Corp. ......................................... United States 6,350,000 239,966,500
FirstEnergy Corp. ..................................... United States 2,000,000 68,360,000
NextEra Energy, Inc. ................................... United States 9,500,000 544,255,000
OGE Energy Corp. .................................... United States 1,600,000 53,328,000
a
PG&E Corp. ......................................... United States 11,200,000 180,656,000
Pinnacle West Capital Corp. ............................. United States 950,000 69,996,000
PPL Corp. ........................................... United States 7,000,000 164,920,000
Southern Co. (The) .................................... United States 4,400,000 284,768,000
Xcel Energy, Inc. ...................................... United States 2,000,000 114,440,000
3,159,980,500
Gas Utilities 0.8%
Spire, Inc. ........................................... United States 800,000 45,264,000
Independent Power and Renewable Electricity Producers 3.5%
Clearway Energy, Inc. , C ................................ United States 900,000 19,044,000
Drax Group plc ....................................... United Kingdom 8,000,000 42,826,879
Vistra Corp. .......................................... United States 3,994,269 132,529,844
194,400,723
Multi-Utilities 30.4%
Ameren Corp. ........................................ United States 1,900,000 142,177,000
CenterPoint Energy, Inc. ................................ United States 6,500,000 174,525,000
CMS Energy Corp. .................................... United States 3,300,000 175,263,000
Consolidated Edison, Inc. ............................... United States 500,000 42,765,000
Dominion Energy, Inc. .................................. United States 4,000,000 178,680,000
DTE Energy Co. ...................................... United States 1,500,000 148,920,000
E.ON SE ............................................ Germany 9,000,000 106,429,043
National Grid plc ...................................... United Kingdom 5,000,000 59,791,859
NiSource, Inc. ........................................ United States 6,200,000 153,016,000
Northwestern Energy Group, Inc. ......................... United States 1,300,000 62,478,000
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 108,129,000
Sempra ............................................. United States 3,600,000 244,908,000
WEC Energy Group, Inc. ................................ United States 900,000 72,495,000
1,669,576,902
Oil, Gas & Consumable Fuels 4.4%
Cheniere Energy, Inc. .................................. United States 700,000 116,172,000
DT Midstream, Inc. .................................... United States 1,500,000 79,380,000
Williams Cos., Inc. (The) ................................ United States 1,400,000 47,166,000
242,718,000
Water Utilities 1.4%
Essential Utilities, Inc. .................................. United States 1,500,000 51,495,000

Franklin Custodian Funds
Schedule of Investments
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 2,000,000 $ 23,108,129
74,603,129
Total Common Stocks (Cost $ 3,024,581,873 ) ....................................
5,468,779,254
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.019% .... United States 20,399,531 20,399,531
Total Money Market Funds (Cost $ 20,399,531 ) ..................................
20,399,531
Total Short Term Investments (Cost $ 20,399,531 ) ................................
20,399,531
a
Total Investments (Cost $ 3,044,981,404 ) 99 .9% ..................................
$5,489,178,785
Other Assets, less Liabilities 0 .1% .............................................
9,619,613
Net Assets 100.0% ...........................................................
$5,498,798,398
a a a
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
September 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $10,875,811,585 $61,529,690 $4,896,133,073
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................. 93,924,605 448,270 86,621,522
Value - Unaffiliated issuers (Includes securities loaned of $458,850,
$— and $—, respectively) ................................. $19,533,719,771 $77,708,925 $15,525,444,726
Value - Non-controlled affiliates (Note 3 f and 10 ) ................ 93,924,605 448,270 82,684,911
Cash .................................................. 199,500 14,982 935,396
Receivables:
Investment securities sold ................................. 101,307,215 433,325 22,056,280
Capital shares sold ...................................... 12,914,330 29,673 33,805,209
Dividends and interest ................................... 4,142,042 10,386 7,038,920
Total assets ........................................ 19,746,207,463 78,645,561 15,671,965,442
Liabilities:
Payables:
Investment securities purchased ............................ 37,533,565 1,617 471,871
Capital shares redeemed ................................. 23,700,913 1,033,098 20,406,240
Management fees ....................................... 7,252,503 17,246 5,897,538
Distribution fees ........................................ 2,607,794 18,185 2,569,279
Transfer agent fees ...................................... 3,202,583 27,254 3,385,140
Trustees' fees and expenses ............................... 1,673 — 3,131
Accrued expenses and other liabilities ......................... 1,363,670 52,601 752,315
Total liabilities ....................................... 75,662,701 1,150,001 33,485,514
Net assets, at value ............................... $19,670,544,762 $77,495,560 $15,638,479,928
Net assets consist of:
Paid-in capital ........................................... $12,553,181,734 $76,766,448 $4,031,332,256
Total distributable earnings (losses) ........................... 7,117,363,028 729,112 11,607,147,672
Net assets, at value ............................... $19,670,544,762 $77,495,560 $15,638,479,928

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A:
Net assets, at value ..................................... $8,669,145,467 $57,250,701 $10,072,509,456
Shares outstanding ...................................... 74,467,535 2,313,149 87,525,425
Net asset value per share
a
................................ $116.42 $24.75 $115.08
Maximum offering price per share (net asset value per share ÷ 94 . 5 0% ,
—% and 94 . 5 0% , respectively) (Note 3d) ..................... $123.20 $24.75 $121.78
Class C:
Net assets, at value ..................................... $774,154,392 $5,016,695 $333,955,891
Shares outstanding ...................................... 8,315,860 208,269 3,405,034
Net asset value and maximum offering price per sha re
a
(Note 3d) ... $93.09 $24.09 $98.08
Class R:
Net assets, at value ..................................... $212,067,950 $1,092,872 $256,889,229
Shares outstanding ...................................... 1,900,805 44,493 2,261,254
Net asset value and maximum offering price per share ........... $111.57 $24.56 $113.60
Class R6:
Net assets, at value ..................................... $7,515,703,007 $— $2,114,155,091
Shares outstanding ...................................... 60,931,380 — 18,199,668
Net asset value and maximum offering price per share ........... $123.35 $— $116.16
Advisor Class:
Net assets, at value ..................................... $2,499,473,946 $14,135,292 $2,860,970,261
Shares outstanding ...................................... 20,561,393 565,592 24,618,547
Net asset value and maximum offering price per share ........... $121.56 $24.99 $116.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $71,680,930,471 $2,874,436,183 $3,024,581,873
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................. 745,794,493 67,238,754 20,399,531
Value - Unaffiliated issuers (Includes securities loaned of $39,735,302,
$— and $—, respectively) ................................. $68,135,486,487 $2,439,840,966 $5,468,779,254
Value - Non-controlled affiliates (Note 3 f and 10 ) ................ 739,815,095 67,238,754 20,399,531
Cash .................................................. 11,486,432 — 4,095,701
Receivables:
Investment securities sold ................................. 225,026,175 — —
Capital shares sold ...................................... 32,220,007 2,788,070 2,728,741
Dividends and interest ................................... 757,996,272 8,309,962 13,232,617
European Union tax reclaims (Note 1 i ) ....................... 27,382,012 — —
Deposits with brokers for:
Futures contracts ...................................... 139,500,000 — —
Variation margin on futures contracts ......................... 12,937,230 — —
Total assets ........................................ 70,081,849,710 2,518,177,752 5,509,235,844
Liabilities:
Payables:
Investment securities purchased ............................ 752,496,755 249,919 258,742
Capital shares redeemed ................................. 48,221,098 3,857,077 5,495,331
Management fees ....................................... 21,678,409 967,134 2,366,990
Distribution fees ........................................ 10,689,052 340,211 768,528
Transfer agent fees ...................................... 10,600,497 679,675 1,251,133
Trustees' fees and expenses ............................... 3,798 1,488 767
Distributions to shareholders ............................... 1,343 — —
Options written, at value (premiums received $98,516,643, $– and $–, respectively) ............................................ 87,227,000 — —
Accrued expenses and other liabilities ......................... 2,133,180 300,682 295,955
Total liabilities ....................................... 933,051,132 6,396,186 10,437,446
Net assets, at value ............................... $69,148,798,578 $2,511,781,566 $5,498,798,398
Net assets consist of:
Paid-in capital ........................................... $73,626,054,046 $3,755,512,246 $2,872,826,608
Total distributable earnings (losses) ........................... (4,477,255,468) (1,243,730,680) 2,625,971,790
Net assets, at value ............................... $69,148,798,578 $2,511,781,566 $5,498,798,398

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ..................................... $19,705,318,771 $607,527,194 $1,116,740,231
Shares outstanding ...................................... 8,983,810,362 125,121,604 59,908,837
Net asset value per share
a
................................ $2.19 $4.86 $18.64
Maximum offering price per share (net asset value per share ÷
96.25%) .............................................. $2.28 $5.05 $19.37
Class A1:
Net assets, at value ..................................... $29,633,018,678 $1,362,598,427 $2,752,653,064
Shares outstanding ...................................... 13,480,810,467 280,503,898 147,615,965
Net asset value per share
a
................................ $2.20 $4.86 $18.65
Maximum offering price per share (net asset value per share ÷
96.25%) .............................................. $2.29 $5.05 $19.38
Class C:
Net assets, at value ..................................... $4,905,480,180 $60,692,559 $218,134,206
Shares outstanding ...................................... 2,189,907,255 12,593,493 11,774,564
Net asset value and maximum offering price per share
a
........... $2.24 $4.82 $18.53
Class R:
Net assets, at value ..................................... $300,283,382 $14,078,134 $89,084,593
Shares outstanding ...................................... 139,867,262 2,898,751 4,800,673
Net asset value and maximum offering price per share ........... $2.15 $4.86 $18.56
Class R6:
Net assets, at value ..................................... $1,662,931,324 $204,316,715 $187,584,792
Shares outstanding ...................................... 760,052,134 41,865,166 9,958,470
Net asset value and maximum offering price per share ........... $2.19 $4.88 $18.84
Advisor Class:
Net assets, at value ..................................... $12,941,766,243 $262,568,537 $1,134,601,512
Shares outstanding ...................................... 5,945,416,774 53,858,009 60,228,174
Net asset value and maximum offering price per share ........... $2.18 $4.88 $18.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the year ended September 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $1,154,040, $8,649 and $909,229, respectively)
Unaffiliated issuers ...................................... $79,440,676 $431,993 $147,762,107
Non-controlled affiliates (Note 3 f and 10 ) ...................... 8,342,288 119,821 4,422,471
Interest:
Unaffiliated issuers ...................................... 703,065 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 25,023 — 8,254
Non-controlled affiliates (Note 3 f ) ........................... 176,402 — 6,403
Total investment income ................................. 88,687,454 551,814 152,199,235
Expenses:
Management fees (Note 3 a ) ................................. 81,515,784 580,590 69,711,082
Distribution fees: (Note 3c )
    Class A .............................................. 20,329,531 155,691 25,153,108
    Class C .............................................. 7,635,003 46,729 4,112,453
    Class R .............................................. 1,043,225 4,908 1,337,991
Transfer agent fees: (Note 3e )
    Class A .............................................. 9,930,415 123,972 10,162,337
    Class C .............................................. 937,884 9,129 418,161
    Class R .............................................. 256,263 1,901 271,142
    Class R6 ............................................. 1,409,691 113 465,842
    Advisor Class .......................................... 2,943,989 26,489 2,920,305
Custodian fees (Note 4 ) .................................... 177,349 644 87,380
Reports to shareholders fees ................................ 2,773,218 10,381 302,493
Registration and filing fees .................................. 246,867 95,559 398,708
Professional fees ......................................... 97,980 62,633 118,781
Trustees' fees and expenses ................................ 208,832 269 188,350
Interest expense ......................................... 2,170 — 14,346
Other .................................................. 540,042 9,677 440,562
Total expenses ....................................... 130,048,243 1,128,685 116,103,041
Expense reductions (Note 4 ) ............................. (8,173) (21) (24,106)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (765,879) (215,872) (384,003)
Net expenses ....................................... 129,274,191 912,792 115,694,932
Net investment income (loss) .......................... (40,586,737) (360,978) 36,504,303
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (626,388,742) (3,218,754) 1,015,593,732
Foreign currency transactions .............................. 686,873 1,973 28,756
Net realized gain (loss) ................................ (625,701,869) (3,216,781) 1,015,622,488
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 4,822,664,347 24,153,663 1,825,452,376
Non-controlled affiliates (Note 3 f and 10 ) .................... — — 3,519,973
Translation of other assets and liabilities denominated in foreign currencies ........................................... 10,429 20 297
Net change in unrealized appreciation (depreciation) .......... 4,822,674,776 24,153,683 1,828,972,646
Net realized and unrealized gain (loss) .......................... 4,196,972,907 20,936,902 2,844,595,134
Net increase (decrease) in net assets resulting from operations ........ $4,156,386,170 $20,575,924 $2,881,099,437

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $13,862,201, $– and $1,409,547, respectively)
Unaffiliated issuers ...................................... $607,198,953 $— $201,306,374
Non-controlled affiliates (Note 3 f and 10 ) ...................... 56,431,254 2,073,812 812,396
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... 106,488 (11,990,474) —
Paid in cash
a
......................................... 2,680,998,119 99,961,851 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (259,539) — —
Non-controlled affiliates (Note 3 f ) ........................... 4,852,893 — —
Other income (Note 1 i ) ..................................... 4,178,592 — —
Total investment income ................................. 3,353,506,760 90,045,189 202,118,770
Expenses:
Management fees (Note 3 a ) ................................. 266,634,174 12,638,728 29,075,818
Distribution fees: (Note 3c )
    Class A .............................................. 47,996,759 1,620,357 3,151,149
    Class A1 ............................................. 47,133,212 2,174,878 4,816,603
    Class C .............................................. 35,997,461 734,528 1,817,644
    Class R .............................................. 1,493,905 77,932 536,189
Transfer agent fees: (Note 3e )
    Class A .............................................. 15,403,564 819,168 1,302,182
    Class A1 ............................................. 25,220,213 1,908,913 3,309,178
    Class C .............................................. 4,446,167 143,373 286,522
    Class R .............................................. 239,723 19,615 110,428
    Class R6 ............................................. 413,581 67,384 133,664
    Advisor Class .......................................... 10,429,362 362,284 1,402,395
Custodian fees (Note 4 ) .................................... 816,597 — 39,189
Reports to shareholders fees ................................ 2,128,948 152,307 50,129
Registration and filing fees .................................. 1,176,436 65,850 194,908
Professional fees ......................................... — 86,886 81,872
Trustees' fees and expenses ................................ 867,377 34,823 81,990
Interest expense ......................................... — — 541
Other .................................................. 835,809 (1,060,738) 168,504
Total expenses ....................................... 461,233,288 19,846,288 46,558,905
Expense reductions (Note 4 ) ............................. — — (1,400)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (5,231,500) (189,109) (146,180)
Net expenses ....................................... 456,001,788 19,657,179 46,411,325
Net investment income .............................. 2,897,504,972 70,388,010 155,707,445

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,122,797,806 (11,489,373) 196,559,229
Written options ......................................... 371,224,717 — —
Foreign currency transactions .............................. (1,985,405) — (434,743)
Futures contracts ....................................... (216,973,008) — —
Net realized gain (loss) ................................ 1,275,064,110 (11,489,373) 196,124,486
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 1,538,588,234 (63,522,640) (574,108,727)
Non-controlled affiliates (Note 3 f and 10 ) .................... (6,077,870) — —
Translation of other assets and liabilities denominated in foreign currencies ........................................... 7,832,067 — 44,631
Written options ......................................... 14,778,567 — —
Futures contracts ....................................... (180,221,824) — —
Net change in unrealized appreciation (depreciation) .......... 1,374,899,174 (63,522,640) (574,064,096)
Net realized and unrealized gain (loss) .......................... 2,649,963,284 (75,012,013) (377,939,610)
Net increase (decrease) in net assets resulting from operations ........ $5,547,468,256 $(4,624,003) $(222,232,165)
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin DynaTech Fund Franklin Focused Growth Fund
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment in come (loss) ....... $(40,586,737) $(84,996,268) $(360,978) $(671,705)
Net realized gain (loss) ............ (625,701,869) (812,697,850) (3,216,781) (11,577,019)
Net change in unrealized appreciation
(depreciation) ................. 4,822,674,776 (10,578,235,213) 24,153,683 (33,530,551)
Net increase (decrease) in net
assets resulting from operations . 4,156,386,170 (11,475,929,331) 20,575,924 (45,779,275)
Distributions to shareholders:
Class A ........................ — (172,943,583) — (493,434)
Class C ........................ — (23,184,109) — (38,188)
Class R ........................ — (4,586,975) — (5,897)
Class R6 ....................... — (134,824,197) — (415)
Advisor Class ................... — (60,590,104) — (131,680)
Total distributions to shareholders ..... — (396,128,968) — (669,614)
Capital share transactions: (Note 2 )
Class A ........................ (337,773,209) 192,477,080 (11,501,059) 8,401,386
Class C ........................ (106,526,277) (72,201,401) (25,915) 711,737
Class R ........................ (23,054,438) 10,119,125 130,411 196,571
Class R6 ....................... (428,242,325) 788,549,445 (70,140) 415
Advisor Class ................... (311,526,640) (278,464,615) 1,117,619 (8,229,494)
Total capital share transactions ....... (1,207,122,889) 640,479,634 (10,349,084) 1,080,615
Net increase (decrease) in net
assets ..................... 2,949,263,281 (11,231,578,665) 10,226,840 (45,368,274)
Net assets:
Beginning of year .................. 16,721,281,481 27,952,860,146 67,268,720 112,636,994
End of year ...................... $19,670,544,762 $16,721,281,481 $77,495,560 $67,268,720

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Growth Fund Franklin Income Fund
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $36,504,303 $14,326,662 $2,897,504,972 $2,273,669,839
Net realized gain (loss) ............ 1,015,622,488 1,846,110,618 1,275,064,110 430,503,782
Net change in unrealized appreciation
(depreciation) ................. 1,828,972,646 (6,521,606,215) 1,374,899,174 (7,786,851,093)
Net increase (decrease) in net
assets resulting from operations . 2,881,099,437 (4,661,168,935) 5,547,468,256 (5,082,677,472)
Distributions to shareholders:
Class A ........................ (909,635,091) (1,168,961,036) (1,088,887,170) (1,152,988,107)
Class A1 ....................... — — (1,829,113,474) (2,410,250,572)
Class C ........................ (44,719,554) (66,622,776) (288,652,148) (440,734,378)
Class R ........................ (24,964,554) (34,890,151) (16,524,734) (18,070,687)
Class R6 ....................... (198,355,706) (278,038,777) (89,382,048) (71,339,359)
Advisor Class ................... (266,375,785) (380,494,855) (775,029,689) (871,094,088)
Total distributions to shareholders ..... (1,444,050,690) (1,929,007,595) (4,087,589,263) (4,964,477,191)
Capital share transactions: (Note 2 )
Class A ........................ 43,938,573 278,407,375 2,570,603,933 3,309,460,327
Class A1 ....................... — — (1,352,914,020) (809,147,805)
Class C ........................ (105,822,260) (49,537,765) (915,970,034) (977,179,035)
Class R ........................ (16,786,530) (30,209,220) 25,115,227 53,857,218
Class R6 ....................... (87,230,658) (204,647,567) 491,347,753 581,612,935
Advisor Class ................... (62,355,424) (306,999,175) 1,081,950,846 1,445,415,173
Total capital share transactions ....... (228,256,299) (312,986,352) 1,900,133,705 3,604,018,813
Net increase (decrease) in net
assets ..................... 1,208,792,448 (6,903,162,882) 3,360,012,698 (6,443,135,850)
Net assets:
Beginning of year .................. 14,429,687,480 21,332,850,362 65,788,785,880 72,231,921,730
End of year ...................... $15,638,479,928 $14,429,687,480 $69,148,798,578 $65,788,785,880

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Securities Fund Franklin Utilities Fund
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $70,388,010 $56,545,892 $155,707,445 $145,646,532
Net realized gain (loss) ............ (11,489,373) (58,392,142) 196,124,486 109,367,801
Net change in unrealized appreciation
(depreciation) ................. (63,522,640) (461,258,575) (574,064,096) 64,616,747
Net increase (decrease) in net
assets resulting from operations . (4,624,003) (463,104,825) (222,232,165) 319,631,080
Distributions to shareholders:
Class A ........................ (18,992,408) (20,267,585) (47,301,433) (55,029,799)
Class A1 ....................... (45,747,379) (46,598,044) (123,955,611) (176,291,048)
Class C ........................ (2,788,226) (3,045,344) (9,576,816) (16,186,173)
Class R ........................ (418,094) (367,976) (3,775,562) (4,384,032)
Class R6 ....................... (6,525,019) (7,008,183) (9,040,783) (9,709,506)
Advisor Class ................... (9,122,636) (13,110,289) (54,549,649) (67,381,826)
Total distributions to shareholders ..... (83,593,762) (90,397,421) (248,199,854) (328,982,384)
Capital share transactions: (Note 2 )
Class A ........................ (58,993,421) (204,548,972) 14,298,922 235,216,595
Class A1 ....................... (182,231,037) (227,866,480) (241,581,831) (116,776,805)
Class C ........................ (53,026,368) (57,456,291) (67,137,551) (52,951,717)
Class R ........................ (850,366) (1,409,442) (6,763,361) 21,829,002
Class R6 ....................... 8,774,608 (63,528,606) (20,302,748) 75,674,198
Advisor Class ................... (28,084,539) (315,646,464) (154,018,141) 198,701,770
Total capital share transactions ....... (314,411,123) (870,456,255) (475,504,710) 361,693,043
Net increase (decrease) in net
assets ..................... (402,628,888) (1,423,958,501) (945,936,729) 352,341,739
Net assets:
Beginning of year .................. 2,914,410,454 4,338,368,955 6,444,735,127 6,092,393,388
End of year ...................... $2,511,781,566 $2,914,410,454 $5,498,798,398 $6,444,735,127

Franklin Custodian Funds

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of six
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below.
Class C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Focused Growth Fund
a
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
a
Effective September 13, 2023, Franklin Focused Growth Fund liquidated Class R6.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At September 30,
2023, Franklin DynaTech Fund, Franklin Focused Growth
Fund, Franklin Growth Fund, Franklin U.S. Government
Securities Fund and Franklin Utilities Fund had no futures
contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
At September 30, 2023, Franklin DynaTech Fund, Franklin
Focused Growth Fund, Franklin Growth Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund had
no option contracts.
See Note 9 regarding other derivative information.
e. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
f. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds. Additionally, at September 30, 2023, Franklin DynaTech Fund and
Franklin Income Fund held $492,893 and $41,176,622,
respectively, in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Funds' custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. At September 30, 2023, Franklin
Focused Growth Fund, Franklin Growth Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund had
no securities on loan.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank, or the London Interbank Offered Rate
(LIBOR), or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of September
30, 2023, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately in the Statements of Operations. Certain or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Income and Deferred Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Focused Growth Fund
a
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2023
Shares sold
b
................................... 10,835,412 $1,175,640,499 1,233,955 $28,366,209
Shares redeemed ............................... (14,127,682) (1,513,413,708) (1,668,340) (39,867,268)
Net increase (decrease) .......................... (3,292,270) $(337,773,209) (434,385) $(11,501,059)
Year ended September 30, 2022
Shares sold
b
................................... 14,363,386 $1,856,702,021 1,213,199 $33,600,799
Shares issued in reinvestment of distributions .......... 1,053,354 163,733,239 15,386 489,286
Shares redeemed ............................... (14,802,906) (1,827,958,180) (1,027,936) (25,688,699)
Net increase (decrease) .......................... 613,834 $192,477,080 200,649 $8,401,386
Class C
Class C Shares:
Year ended September 30, 2023
Shares sold ................................... 1,092,810 $94,835,391 94,040 $2,082,520
Shares redeemed
b
.............................. (2,355,286) (201,361,668) (94,696) (2,108,435)
Net increase (decrease) .......................... (1,262,476) $(106,526,277) (656) $(25,915)
Year ended September 30, 2022
Shares sold ................................... 1,588,693 $169,004,456 97,172 $2,671,024
Shares issued in reinvestment of distributions .......... 175,065 22,063,462 1,220 38,258
Shares redeemed
b
.............................. (2,641,655) (263,269,319) (82,494) (1,997,545)
Net increase (decrease) .......................... (877,897) $(72,201,401) 15,898 $711,737
Class R
Class R Shares:
Year ended September 30, 2023
Shares sold ................................... 255,007 $26,525,522 18,468 $403,494
Shares redeemed ............................... (472,660) (49,579,960) (11,616) (273,083)
Net increase (decrease) .......................... (217,653) $(23,054,438) 6,852 $130,411
Year ended September 30, 2022
Shares sold ................................... 453,729 $56,189,217 24,654 $667,940
Shares issued in reinvestment of distributions .......... 30,631 4,583,974 186 5,897
Shares redeemed ............................... (422,749) (50,654,066) (18,389) (477,266)
Net increase (decrease) .......................... 61,611 $10,119,125 6,451 $196,571
Class R6

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Franklin DynaTech Fund Franklin Focused Growth Fund
a
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2023
Shares sold ................................... 13,862,160 $1,552,849,083 3,859 $93,822
Shares redeemed ............................... (17,471,967) (1,981,091,408) (6,233) (163,962)
Net increase (decrease) .......................... (3,609,807) $(428,242,325) (2,374) $(70,140)
Year ended September 30, 2022
Shares sold ................................... 19,924,717 $2,652,793,439 — $—
Shares issued in reinvestment of distributions .......... 819,201 134,013,149 13 415
Shares redeemed ............................... (15,624,599) (1,998,257,143) — —
Net increase (decrease) .......................... 5,119,319 $788,549,445 13 $415
Advisor Class
Advisor Class Shares:
Year ended September 30, 2023
Shares sold ................................... 4,935,450 $549,668,851 400,540 $8,729,317
Shares redeemed ............................... (7,969,253) (861,195,491) (324,805) (7,611,698)
Net increase (decrease) .......................... (3,033,803) $(311,526,640) 75,735 $1,117,619
Year ended September 30, 2022
Shares sold ................................... 8,399,379 $1,127,784,359 315,963 $8,974,322
Shares issued in reinvestment of distributions .......... 331,088 53,493,894 4,116 131,564
Shares redeemed ............................... (11,793,370) (1,459,742,868) (618,869) (17,335,380)
Net increase (decrease) .......................... (3,062,903) $(278,464,615) (298,790) $(8,229,494)
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2023
Shares sold
b
................................... 8,919,861 $1,004,330,038 1,958,333,384 $4,444,609,074
Shares issued in reinvestment of distributions .......... 8,412,633 874,241,477 442,719,983 1,006,637,852
Shares redeemed ............................... (16,309,554) (1,834,632,942) (1,270,723,185) (2,880,642,993)
Net increase (decrease) .......................... 1,022,940 $43,938,573 1,130,330,182 $2,570,603,933
Year ended September 30, 2022
Shares sold
b
................................... 7,112,775 $950,008,754 1,967,528,153 $4,769,802,324
Shares issued in reinvestment of distributions .......... 7,829,335 1,123,352,847 441,349,127 1,064,714,504
Shares redeemed ............................... (13,642,430) (1,794,954,226) (1,046,858,486) (2,525,056,501)
Net increase (decrease) .......................... 1,299,680 $278,407,375 1,362,018,794 $3,309,460,327
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended September 30, 2023
Shares sold ................................... — $— 459,374,313 $1,043,033,441
Shares issued in reinvestment of distributions .......... — — 737,289,877 1,678,831,635
Shares redeemed ............................... — — (1,793,735,206) (4,074,779,096)
Net increase (decrease) .......................... — $— (597,071,016) $(1,352,914,020)
Year ended September 30, 2022
Shares sold ................................... — $— 462,966,749 $1,128,353,082
Shares issued in reinvestment of distributions .......... — — 921,359,816 2,231,616,951
Shares redeemed ............................... — — (1,716,035,662) (4,169,117,838)
Net increase (decrease) .......................... — $— (331,709,097) $(809,147,805)
Class C
Class C Shares:
Year ended September 30, 2023
Shares sold ................................... 668,819 $64,223,834 313,172,661 $725,942,414
Shares issued in reinvestment of distributions .......... 495,681 44,160,212 119,089,335 276,353,693
Shares redeemed
b
.............................. (2,195,278) (214,206,306) (829,490,789) (1,918,266,141)
Net increase (decrease) .......................... (1,030,778) $(105,822,260) (397,228,793) $(915,970,034)
Year ended September 30, 2022
Shares sold ................................... 555,692 $66,038,572 376,265,055 $933,445,062
Shares issued in reinvestment of distributions .......... 521,624 65,667,219 172,175,078 424,342,430
Shares redeemed
b
.............................. (1,579,860) (181,243,556) (943,189,191) (2,334,966,527)
Net increase (decrease) .......................... (502,544) $(49,537,765) (394,749,058) $(977,179,035)
Class R
Class R Shares:
Year ended September 30, 2023
Shares sold ................................... 294,779 $32,903,635 30,456,104 $67,677,054
Shares issued in reinvestment of distributions .......... 242,555 24,932,223 7,381,783 16,432,512
Shares redeemed ............................... (668,878) (74,622,388) (26,586,799) (58,994,339)
Net increase (decrease) .......................... (131,544) $(16,786,530) 11,251,088 $25,115,227
Year ended September 30, 2022
Shares sold ................................... 225,684 $29,038,794 38,495,084 $91,632,223
Shares issued in reinvestment of distributions .......... 244,578 34,832,817 7,597,250 17,950,459
Shares redeemed ............................... (699,391) (94,080,831) (23,493,263) (55,725,464)
Net increase (decrease) .......................... (229,129) $(30,209,220) 22,599,071 $53,857,218
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2023
Shares sold ................................... 2,621,003 $298,026,426 322,258,788 $726,763,497
Shares issued in reinvestment of distributions .......... 1,715,972 179,878,131 35,330,547 80,079,184
Shares redeemed ............................... (4,974,150) (565,135,215) (139,602,997) (315,494,928)
Net increase (decrease) .......................... (637,175) $(87,230,658) 217,986,338 $491,347,753
Year ended September 30, 2022
Shares sold ................................... 3,675,674 $475,633,325 297,381,010 $723,113,206
Shares issued in reinvestment of distributions .......... 1,758,267 253,489,423 25,240,470 60,705,956
Shares redeemed in-kind (Note 12 ) .................. (448,827) (65,832,485) — —
Shares redeemed ............................... (6,581,226) (867,937,830) (83,879,771) (202,206,227)
Net increase (decrease) .......................... (1,596,112) $(204,647,567) 238,741,709 $581,612,935
Advisor Class
Advisor Class Shares:
Year ended September 30, 2023
Shares sold ................................... 3,710,821 $417,749,821 1,459,603,354 $3,293,204,682
Shares issued in reinvestment of distributions .......... 2,262,495 237,226,372 316,588,066 714,220,227
Shares redeemed ............................... (6,322,439) (717,331,617) (1,301,500,962) (2,925,474,063)
Net increase (decrease) .......................... (349,123) $(62,355,424) 474,690,458 $1,081,950,846
Year ended September 30, 2022
Shares sold ................................... 5,539,441 $691,586,170 1,421,259,437 $3,411,492,621
Shares issued in reinvestment of distributions .......... 2,305,617 332,746,676 333,722,149 799,087,621
Shares redeemed in-kind (Not e 3h) .................. (924,131) (104,759,504) — —
Shares redeemed ............................... (9,694,616) (1,226,572,517) (1,157,679,072) (2,765,165,069)
Net increase (decrease) .......................... (2,773,689) $(306,999,175) 597,302,514 $1,445,415,173
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2023
Shares sold
b
................................... 25,502,060 $128,982,735 13,072,954 $271,677,836
Shares issued in reinvestment of distributions .......... 3,560,276 18,048,016 1,986,664 42,069,637
Shares redeemed ............................... (40,571,399) (206,024,172) (14,408,448) (299,448,551)
Net increase (decrease) .......................... (11,509,063) $(58,993,421) 651,170 $14,298,922
Year ended September 30, 2022
Shares sold
b
................................... 28,163,866 $157,662,763 20,426,933 $453,472,027
Shares issued in reinvestment of distributions .......... 3,489,049 19,245,353 2,332,270 48,266,115
Shares redeemed ............................... (68,182,403) (381,457,088) (12,123,828) (266,521,547)
Net increase (decrease) .......................... (36,529,488) $(204,548,972) 10,635,375 $235,216,595
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended September 30, 2023
Shares sold ................................... 16,661,587 $84,268,130 5,639,347 $116,568,550
Shares issued in reinvestment of distributions .......... 8,176,665 41,483,470 5,353,956 113,432,565
Shares redeemed ............................... (60,580,369) (307,982,637) (22,742,906) (471,582,946)
Net increase (decrease) .......................... (35,742,117) $(182,231,037) (11,749,603) $(241,581,831)
Year ended September 30, 2022
Shares sold ................................... 10,992,579 $61,460,301 6,815,891 $150,191,697
Shares issued in reinvestment of distributions .......... 7,641,977 42,120,329 7,794,675 161,036,003
Shares redeemed ............................... (59,374,388) (331,447,110) (19,602,339) (428,004,505)
Net increase (decrease) .......................... (40,739,832) $(227,866,480) (4,991,773) $(116,776,805)
Class C
Class C Shares:
Year ended September 30, 2023
Shares sold ................................... 11,456,357 $57,859,125 1,302,789 $27,051,481
Shares issued in reinvestment of distributions .......... 546,291 2,755,118 439,989 9,300,965
Shares redeemed
b
.............................. (22,658,314) (113,640,611) (5,010,140) (103,489,997)
Net increase (decrease) .......................... (10,655,666) $(53,026,368) (3,267,362) $(67,137,551)
Year ended September 30, 2022
Shares sold ................................... 4,759,211 $26,534,963 2,115,656 $46,531,797
Shares issued in reinvestment of distributions .......... 546,780 2,996,336 769,737 15,737,676
Shares redeemed
b
.............................. (15,663,297) (86,987,590) (5,296,474) (115,221,190)
Net increase (decrease) .......................... (10,357,306) $(57,456,291) (2,411,081) $(52,951,717)
Class R
Class R Shares:
Year ended September 30, 2023
Shares sold ................................... 798,409 $4,104,492 1,136,867 $23,573,767
Shares issued in reinvestment of distributions .......... 81,889 415,457 178,708 3,775,361
Shares redeemed ............................... (1,056,206) (5,370,315) (1,649,313) (34,112,489)
Net increase (decrease) .......................... (175,908) $(850,366) (333,738) $(6,763,361)
Year ended September 30, 2022
Shares sold ................................... 781,481 $4,240,961 1,807,582 $39,910,876
Shares issued in reinvestment of distributions .......... 66,564 366,299 212,284 4,365,844
Shares redeemed ............................... (1,083,625) (6,016,702) (1,033,330) (22,447,718)
Net increase (decrease) .......................... (235,580) $(1,409,442) 986,536 $21,829,002
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2023
Shares sold ................................... 12,838,713 $65,145,828 3,653,507 $76,827,234
Shares issued in reinvestment of distributions .......... 1,259,495 6,416,241 421,790 9,015,064
Shares redeemed ............................... (12,294,254) (62,787,461) (5,046,545) (106,145,046)
Net increase (decrease) .......................... 1,803,954 $8,774,608 (971,248) $(20,302,748)
Year ended September 30, 2022
Shares sold ................................... 9,713,988 $54,869,336 5,404,404 $121,039,182
Shares issued in reinvestment of distributions .......... 1,245,685 6,913,611 460,767 9,666,565
Shares redeemed ............................... (22,336,576) (125,311,553) (2,484,233) (55,031,549)
Net increase (decrease) .......................... (11,376,903) $(63,528,606) 3,380,938 $75,674,198
Advisor Class
Advisor Class Shares:
Year ended September 30, 2023
Shares sold ................................... 15,353,248 $78,738,231 11,834,588 $249,807,250
Shares issued in reinvestment of distributions .......... 1,584,307 8,062,313 2,401,364 51,373,895
Shares redeemed ............................... (22,516,109) (114,885,083) (21,605,799) (455,199,286)
Net increase (decrease) .......................... (5,578,554) $(28,084,539) (7,369,847) $(154,018,141)
Year ended September 30, 2022
Shares sold ................................... 26,643,569 $146,873,967 18,972,988 $427,940,062
Shares issued in reinvestment of distributions .......... 2,135,912 11,924,174 3,023,204 63,261,713
Shares redeemed ............................... (86,296,878) (474,444,605) (13,271,920) (292,500,005)
Net increase (decrease) .......................... (57,517,397) $(315,646,464) 8,724,272 $198,701,770
a
Effective September 13, 2023, Class R6 was liquidated.
b
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Focused Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended September 30, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $3 billion
0.500% Over $3 billion, up to and including $5 billion
0.450% In excess of $5 billion
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Gross effective investment management fee rate ........ 0.436% 0.700% 0.442%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.376% 0.456% 0.451%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Effective March 1, 2023, any front-end sales charges applicable to the purchase of Franklin Focused Growth Fund shares or
CDSC applicable to the redemption of the Fund’s shares are waived.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.15% 0.15% 0.15%
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,805,698 $8,681 $976,461
CDSC retained ........................... $114,789 $237 $49,060
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,682,048 $18,534 $104,347
CDSC retained ........................... $1,210,633 $16,434 $63,811
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended September 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended September 30, 2023, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Transfer agent fees ........................ $5,204,602 $83,143 $5,274,657
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $19,433,817 $1,529,824 $2,238,219
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $270,863,972 $1,902,413,131 $(2,079,352,498) $— $— $93,924,605 93,924,605 $8,342,288
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $385,000 $111,416,000 $(111,801,000) $— $— $— — $176,402
Total Affiliated Securities ... $271,248,972 $2,013,829,131 $(2,191,153,498) $— $— $93,924,605 $8,518,690
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $1,276,224 $28,024,098 $(28,852,052) $— $— $448,270 448,270 $119,821
Total Affiliated Securities ... $1,276,224 $28,024,098 $(28,852,052) $— $— $448,270 $119,821
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $69,725,524 $1,611,107,347 $(1,610,878,025) $— $— $69,954,846 69,954,846 $4,422,471
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $— $25,755,000 $(25,755,000) $— $— $— — $6,403
Total Affiliated Securities ... $69,725,524 $1,636,862,347 $(1,636,633,025) $— $— $69,954,846 $4,428,874
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $75,098,472 $25,000,000 $— $— $(6,077,870) $94,020,602 7,867,833 $5,825,627
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% 880,891,701 17,750,871,198 (17,985,968,406) — — 645,794,493 645,794,493 50,605,627
Total Non-Controlled Affiliates $955,990,173 $17,775,871,198 $(17,985,968,406) $ — $ (6,077,870) $739,815,095 $ 56,431,254
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $124,103,000 $479,836,000 $(603,939,000) $— $— $— — $4,852,893
Total Affiliated Securities ... $1,080,093,173 $18,255,707,198 $(18,589,907,406) $— $(6,077,870) $739,815,095 $61,284,147
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $47,626,883 $439,798,860 $(420,186,989) $— $— $67,238,754 67,238,754 $2,073,812
Total Affiliated Securities ... $47,626,883 $439,798,860 $(420,186,989) $— $— $67,238,754 $2,073,812
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Focused Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.85% based on the average net assets of each class until January 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
h. Other Affiliated Transactions
During the year ended September 30, 2022, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin Growth Fund. As a result, on July 15, 2022, the
Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $74,761,884 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2023, the custodian fees were reduced as noted in the Statements of Operations. For Franklin Income Fund and Franklin U.S.
Government Securities Fund, effective July 10, 2023, earned credits, if any, will be recognized as income. For Franklin
DynaTech Fund, Franklin Growth Fund and Franklin Utilities Fund, effective September 21, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $67,045,219 $560,015,139 $(606,660,827) $— $— $20,399,531 20,399,531 $812,396
Total Affiliated Securities ... $67,045,219 $560,015,139 $(606,660,827) $— $— $20,399,531 $812,396
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2023, the capital loss carryforwards were as follows:
During the year ended Sep tember 30, 2023, the following  Fund utilized capital loss carryforwards as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At  September 30, 2023 , the deferred losses were as follows:
The tax character of distributions paid during the years ended September 30, 2023 and 2022, was as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 1,494,736,002 $ 10,557,832 $ 672,035,575 $ 349,782,198
Long term ............................. — 4,435,190 — 457,952,751
Total capital loss carryforwards ............ $1,494,736,002 $14,993,022 $672,035,575 $807,734,949
Franklin Income
Fund
Capital loss carryforwards utilized .... $10,715,760
Franklin Dynatech
Fund
Franklin Focused
Growth Fund
Late-year ordinary loss ...........................
$30,489,840 $282,820
Franklin DynaTech Fund Franklin Focused Growth Fund
2023 2022 2023 2022
Distributions paid from:
Long term capital gain .................... $— $396,128,968 $— $669,614
Franklin Growth Fund Franklin Income Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $9,174,871 $10,164,224 $4,087,589,263 $3,902,195,620
Long term capital gain .................... 1,434,875,819 1,918,843,371 — 1,062,281,571
$1,444,050,690 $1,929,007,595 $4,087,589,263 $4,964,477,191
Franklin U.S. Government Securities
Fund Franklin Utilities Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $83,593,762 $90,397,421 $151,418,612 $167,618,020
Long term capital gain .................... — — 96,781,242 161,364,364
$83,593,762 $90,397,421 $248,199,854 $328,982,384

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, paydown losses, bond discounts and premiums, derivative financial instruments, equity-linked securities and net operating losses.
Franklin Growth Fund and Franklin Utilities Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2023, were as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
a a a a
Cost of investments ....................... $10,985,031,511 $62,152,235 $4,979,022,894
Unrealized appreciation ..................... $8,773,211,542 $17,842,894 $10,873,854,365
Unrealized depreciation ..................... (130,598,677) (1,837,934) (244,747,622)
Net unrealized appreciation (depreciation) ....... $8,642,612,865 $16,004,960 $10,629,106,743
Distributable earnings:
Undistributed ordinary income ................ $— $— $31,307,010
Undistributed long term capital gains ........... — — 946,735,037
Total distributable earnings .................. $— $— $978,042,047
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a a
Cost of investments ....................... $72,488,742,906 $2,943,078,128 $3,045,751,082
Unrealized appreciation ..................... $1,996,163,481 $394,966 $2,491,113,570
Unrealized depreciation ..................... (5,862,249,379) (436,393,374) (47,685,867)
Net unrealized appreciation (depreciation) ....... $(3,866,085,898) $(435,998,408) $2,443,427,703
Distributable earnings:
Undistributed ordinary income ................ $33,987,448 $2,677 $4,263,996
Undistributed long term capital gains ........... — — 178,397,942
Total distributable earnings .................. $33,987,448 $2,677 $182,661,938
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Purchases .............................. $2,839,735,882 $21,721,803 $448,821,427
Sales .................................. $4,038,604,283 $31,036,303 $2,130,226,247
5. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Credit Risk and Defaulted Securities
At September 30, 2023, Franklin Income Fund had 23.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
September 30, 2023, the aggregate value of these securities was $218,653,724, representing 0.3% of the Fund's net assets.
The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At September 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $40,400,441,585 $76,280,868 $282,463,109
Sales .................................. $38,773,075,977 $413,661,510 $792,975,181
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva , Inc. ................................ 11/08/21 $ 43,323,040 $ 28,524,759
2,353 Canva , Inc., A .............................. 11/08/21 4,011,298 2,641,119
94 Canva , Inc., A-3 ............................. 11/08/21 160,247 105,510
8 Canva , Inc., A-4 ............................. 11/08/21 13,638 8,980
5 Canva , Inc., A-5 ............................. 11/08/21 8,524 5,612
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 8,383,837
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 22,949,784
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 12,730,065
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 11,756,907
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 38,305,853
Total Restricted Securities (Value is 0.8% of Net Assets) .............. $176,281,439 $125,412,426
6. Investment Transactions
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Other Derivative Information
At September 30, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended September 30, 2023 , the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended September 30, 2023, the average month end notional amount of futures contracts and options represented
$5,566,923,077 and $53,743,054, respectively.
See Note 1(d) regarding derivative financial instruments.
10. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended September 30, 2023, investments in “affiliated companies” were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 165,417,574
a
Equity contracts ...........
Investments in securities, at value — Options written, at value 87,227,000
Total .................... $— $252,644,574
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the schedule of investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(216,973,008) Futures contracts $(180,221,824)
Equity Contracts ..............
Written options 371,224,717 Written options 14,778,567
Total ....................... $154,251,709 $(165,443,257)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended September 30, 2023, the
Funds did not use the Global Credit Facility.
12. Redemption In-Kind
During the year ended September 30, 2022, Franklin Growth Fund realized $47,765,967 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
OneTrust LLC, C ..... $ 9,210,092 $ — $ — $ — $ 3,519,973 $ 12,730,065 849,894 $ —
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $9,210,092 $— $— $— $3,519,973 $12,730,065 $—
10. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 225,583,300 $ — $ — $ 225,583,300
Automobile Components ................. 24,930,000 — — 24,930,000
Automobiles .......................... 625,550,000 — — 625,550,000
Biotechnology ......................... 27,645,000 146,641,318 — 174,286,318
Broadline Retail ....................... 1,524,776,000 — — 1,524,776,000
Capital Markets ........................ 360,387,000 — — 360,387,000
Communications Equipment .............. 13,794,750 — — 13,794,750
Construction & Engineering ............... 205,777,000 — — 205,777,000
Diversified Consumer Services ............ 20,733,750 — — 20,733,750
Electric Utilities ........................ 131,767,000 — — 131,767,000
Electrical Equipment .................... 47,299,000 — — 47,299,000
Electronic Equipment, Instruments &
Components ........................ 41,995,000 111,672,441 — 153,667,441
Energy Equipment & Services ............. 307,990,000 — — 307,990,000
Financial Services ...................... 913,358,500 66,725,910 — 980,084,410
Ground Transportation .................. 149,467,500 — — 149,467,500
Health Care Equipment & Supplies ......... 869,198,150 — — 869,198,150
Health Care Providers & Services .......... 270,357,500 — — 270,357,500
Health Care Technology ................. 91,552,500 — — 91,552,500
Hotels, Restaurants & Leisure ............. 114,186,500 — — 114,186,500
Interactive Media & Services .............. 1,012,049,250 — — 1,012,049,250
IT Services ........................... 622,922,473 — — 622,922,473
Life Sciences Tools & Services ............ 926,023,000 — — 926,023,000
Media ............................... 23,445,000 — — 23,445,000
Pharmaceuticals ....................... 384,152,000 — — 384,152,000
Professional Services ................... 174,649,150 — — 174,649,150
Semiconductors & Semiconductor Equipment . 3,693,453,634 104,393,244 — 3,797,846,878
Software ............................. 5,839,712,450 14,382,451 — 5,854,094,901
Technology Hardware, Storage & Peripherals . 428,025,000 — — 428,025,000
Trading Companies & Distributors .......... 19,124,000 — — 19,124,000
Warrants ............................... — — —
a
—
Short Term Investments ................... 93,924,605 — — 93,924,605
Total Investments in Securities ........... $19,183,829,012 $443,815,364
b
$— $19,627,644,376
Franklin Focused Growth Fund
Assets:
Investments in Securities:
c
Common Stocks ......................... 77,708,925 — — 77,708,925
Short Term Investments ................... 448,270 — — 448,270
Total Investments in Securities ........... $78,157,195 $— $— $78,157,195
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 683,366,920 — — 683,366,920
Automobiles .......................... 119,901,170 — — 119,901,170
Beverages ........................... 539,449,461 — — 539,449,461
Biotechnology ......................... 276,388,462 — — 276,388,462
13. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Broadline Retail ....................... $ 577,013,443 $ — $ — $ 577,013,443
Building Products ...................... 249,910,116 — — 249,910,116
Capital Markets ........................ 648,294,574 — — 648,294,574
Chemicals ........................... 490,750,269 — — 490,750,269
Commercial Services & Supplies ........... 87,900,025 — — 87,900,025
Construction Materials .................. 123,553,249 — — 123,553,249
Consumer Staples Distribution & Retail ...... 30,083,555 — — 30,083,555
Electric Utilities ........................ 111,448,872 — — 111,448,872
Electrical Equipment .................... 173,711,646 — — 173,711,646
Electronic Equipment, Instruments &
Components ........................ 449,274,179 — — 449,274,179
Entertainment ......................... 34,079,723 — — 34,079,723
Financial Services ...................... 665,198,574 53,707,685 — 718,906,259
Food Products ........................ 48,038,425 — — 48,038,425
Ground Transportation .................. 525,790,721 — — 525,790,721
Health Care Equipment & Supplies ......... 646,027,638 — — 646,027,638
Health Care Providers & Services .......... 152,933,589 — — 152,933,589
Health Care Technology ................. 53,245,510 — — 53,245,510
Hotels, Restaurants & Leisure ............. 213,274,931 — — 213,274,931
Industrial REITs ....................... 37,904,538 — — 37,904,538
Interactive Media & Services .............. 585,806,722 — — 585,806,722
IT Services ........................... 79,599,241 — 28,524,759 108,124,000
Life Sciences Tools & Services ............ 858,868,804 — — 858,868,804
Machinery ............................ 577,272,686 — — 577,272,686
Media ............................... 33,741,764 — — 33,741,764
Personal Care Products ................. 25,759,966 — — 25,759,966
Pharmaceuticals ....................... 700,544,959 — — 700,544,959
Professional Services ................... 113,871,291 — — 113,871,291
Semiconductors & Semiconductor Equipment . 1,398,585,979 — — 1,398,585,979
Software ............................. 2,772,962,200 — 20,140,744 2,793,102,944
Specialized REITs ...................... 68,858,595 — — 68,858,595
Technology Hardware, Storage & Peripherals . 727,298,881 — — 727,298,881
Textiles, Apparel & Luxury Goods .......... 168,055,592 — — 168,055,592
Trading Companies & Distributors .......... 142,354,302 — — 142,354,302
Water Utilities ......................... 71,817,314 — — 71,817,314
Convertible Preferred Stocks ................ — — 76,746,923 76,746,923
Preferred Stocks ......................... — 96,116,794 — 96,116,794
Short Term Investments ................... 69,954,846 — — 69,954,846
Total Investments in Securities ........... $15,332,892,732 $149,824,479
d
$125,412,426 $15,608,129,637
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 879,478,500 — — 879,478,500
Air Freight & Logistics ................... 155,870,000 — — 155,870,000
Banks ............................... 1,934,075,000 — — 1,934,075,000
Beverages ........................... 281,400,000 — — 281,400,000
Biotechnology ......................... 298,120,000 — — 298,120,000
Capital Markets ........................ 863,718,100 — — 863,718,100
Chemicals ........................... — 226,314,018 — 226,314,018
Communications Equipment .............. 349,440,000 — — 349,440,000
Consumer Staples Distribution & Retail ...... 187,969,000 — — 187,969,000
Diversified Telecommunication Services ..... 162,050,000 — — 162,050,000
13. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electric Utilities ........................ $ 1,510,379,643 $ — $ — $ 1,510,379,643
Health Care Providers & Services .......... 69,820,000 — — 69,820,000
Household Products .................... 401,115,000 — — 401,115,000
Industrial Conglomerates ................ 246,579,313 — — 246,579,313
Insurance ............................ 220,185,000 — — 220,185,000
IT Services ........................... 280,600,000 — — 280,600,000
Media ............................... 221,700,000 — — 221,700,000
Metals & Mining ....................... 459,432,766 — — 459,432,766
Multi-Utilities .......................... 515,755,000 — — 515,755,000
Oil, Gas & Consumable Fuels ............. 1,316,466,862 — — 1,316,466,862
Pharmaceuticals ....................... 1,201,811,070 48,022,143 — 1,249,833,213
Semiconductors & Semiconductor Equipment . 801,390,000 — — 801,390,000
Tobacco ............................. 277,740,000 — — 277,740,000
Management Investment Companies ......... 94,020,602 — — 94,020,602
Equity-Linked Securities ................... — 11,942,773,789 — 11,942,773,789
Convertible Preferred Stocks ................ 24,592,000 — — 24,592,000
Preferred Stocks ......................... 8,880,000 — — 8,880,000
Convertible Bonds ....................... — 24,093,750 — 24,093,750
Corporate Bonds ........................ — 33,236,375,156 — 33,236,375,156
Index-Linked Notes ....................... — 25,602,656 — 25,602,656
Senior Floating Rate Interests ............... — 353,605,365 — 353,605,365
U.S. Government and Agency Securities ....... — 9,470,322,270 — 9,470,322,270
Asset-Backed Securities ................... — 116,574,134 — 116,574,134
Mortgage-Backed Securities ................ — 23,235,952 — 23,235,952
Short Term Investments ................... 645,794,493 — — 645,794,493
Total Investments in Securities ........... $13,408,382,349 $55,466,919,233
e
$— $68,875,301,582
Liabilities:
Other Financial Instruments:
Options written .......................... $ 87,227,000 $ — $ — $ 87,227,000
Futures contracts ........................ 165,417,574 — — 165,417,574
Total Other Financial Instruments ......... $252,644,574 $— $— $252,644,574
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
c
U.S. Government and Agency Securities ....... — 14,763,945 — 14,763,945
Mortgage-Backed Securities ................ — 2,425,077,021 — 2,425,077,021
Short Term Investments ................... 67,238,754 — — 67,238,754
Total Investments in Securities ........... $67,238,754 $2,439,840,966 $— $2,507,079,720
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 82,236,000 — — 82,236,000
Electric Utilities ........................ 3,159,980,500 — — 3,159,980,500
Gas Utilities .......................... 45,264,000 — — 45,264,000
Independent Power and Renewable Electricity
Producers .......................... 194,400,723 — — 194,400,723
Multi-Utilities .......................... 1,503,356,000 166,220,902 — 1,669,576,902
Oil, Gas & Consumable Fuels ............. 242,718,000 — — 242,718,000
Water Utilities ......................... 51,495,000 23,108,129 — 74,603,129
Short Term Investments ................... 20,399,531 — — 20,399,531
Total Investments in Securities ........... $5,299,849,754 $189,329,031
f
$— $5,489,178,785
13. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
14. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
At a meeting held on June 30, 2023, shareholders of the Franklin Focused Growth Fund (the “Fund”) approved the reorganization of the Fund into the Franklin Focused Growth ETF, a newly-organized series of Franklin Templeton ETF
Trust (the “Reorganization”). The Reorganization occurred as of the close of business on November 3, 2023. Effective as of the close of business on November 3, 2023, the Fund ceased operations in connection with the consummation of the
Reorganization.
Abbreviations
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $443,815,364, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
For detailed categories, see the accompanying Schedule of Investments.
d
Includes foreign securities valued at $149,824,479, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $274,336,161, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $189,329,031, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
13. Fair Value Measurements
(continued)

Franklin Custodian Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Custodian Funds and Franklin Templeton ETF Trust and Shareholders of Franklin
DynaTech Fund, Franklin Focused Growth ETF, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government
Securities Fund, and Franklin Utilities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
DynaTech Fund, Franklin Focused Growth Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government
Securities Fund, and Franklin Utilities Fund (constituting Franklin Custodian Funds, hereafter collectively referred to as the "Funds") as of September 30, 2023, the related statements of operations for the year ended September 30, 2023, the statements of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of September 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
November 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Custodian Funds
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
DynaTech Fund
Franklin Focused
Growth Fund
Franklin Growth
Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — — $1,506,697,314
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $64,689,418 $360,278 $121,344,192
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $79,350,535 $425,998 $142,918,752
Pursuant to:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin Utilities
Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — — $107,663,288
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $438,464,364 — $186,720,891
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $535,358,998 — $202,614,632
Qualified Net Interest Income (QII) §871(k)(1)(C) $2,359,693,978 $83,156,481 —
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — — $348,019
Section 163(j) Interest Dividends Earned §163(j) $2,401,003,372 $83,157,241 $625,927
Interest Earned from Federal Obligations Note (1) $322,818,350 $688,750 —

franklintempleton.com
Annual Report
Franklin Custodian Funds
FRANKLIN FOCUSED GROWTH FUND
(a series of Franklin Custodian Funds)
Special Shareholder Meeting
June 30, 2023 (unaudited)
A Special Meeting of Shareholders of Franklin Focused Growth Fund, a series of Franklin Custodian Funds, was held on June 30, 2023. The purpose of the meeting was to approve the Agreement and Plan of Reorganization providing for the reorganization of Franklin Focused Growth Fund, a series of Franklin Custodian Funds, with and into Franklin Focused Growth ETF, a series of Franklin Templeton ETF Trust.
At the meeting the proposal was passed. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the meeting are as follows:
To approve the Agreement and Plan of Reorganization providing for the reorganization of Franklin
Focused Growth Fund, a series of Franklin Custodian Funds, with and into Franklin Focused Growth
ETF, a series of Franklin Templeton ETF Trust.
For % Voted FOR % FOR of Outstanding Shares
1,596,093 85.72% 44.33%
Against % Voted Against % Against of Outstanding Shares
41,448 2.23% 1.15%
Abstain % Voted Abstain % Abstain of Outstanding Shares
224,361 12.05% 6.23%

Franklin Custodian Funds
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1976 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Custodian Funds

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board, Vice
President and
Trustee
Chairman of the
Board and Vice
President since
January 2023 and
Trustee since 2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1983 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Independent Board Members
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway San
Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
(each a Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Custodian Funds
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in

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Shareholder Information

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Annual Report
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board further reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin DynaTech Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
multi-cap growth funds. The Board noted that the Fund’s
annualized total return for the one- and three-year periods
was below the median of its Performance Universe, but for
the five- and 10-year periods was above the median of its
Performance Universe. The Board discussed the Fund’s
performance with management and management explained
that, during the one-year period, there was a broad sell-off of growth equities which adversely impacted the Fund’s short-
and long-term performance. Management further explained
that the Fund’s one-year below median performance was
due, in part, to the Fund’s overweight positions in the
information technology and healthcare sectors, which
management believed would offer more growth in the long
term. The Board noted management’s conviction in the
Fund’s investment strategies. The Board concluded that the
Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
Franklin Focused Growth Fund - The Performance Universe
for the Fund included the Fund and all retail and institutional large-cap growth funds. The Board noted that the Fund’s
annualized total return for the one-, three- and five-year
periods was below the median of its Performance Universe.
The Board further noted that it had approved, subject to
shareholder approval, the reorganization of the Fund into
the Franklin Focused Growth ETF, which is expected to
occur in the fourth quarter of 2023. After consideration of the above, the Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period.
Franklin Growth Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
multi-cap growth funds. The Board noted that the Fund’s
annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Income Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
flexible portfolio funds. The Board noted that the Fund’s
annualized income return and annualized total return for
the one-, three-, five- and 10-year periods were above the
medians of its Performance Universe. The Board further
noted management’s view regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was satisfactory.
Franklin U.S. Government Securities Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional Government National Mortgage
Association (Ginnie Mae) funds. The Board noted that
the Fund’s annualized income return for the one-, three-,
five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the one- and three-year periods
was above the median of its Performance Universe, but
for the five- and 10-year periods was below the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.

Franklin Custodian Funds
Shareholder Information

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Annual Report
Franklin Utilities Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
utility funds. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return
for the three-year period was slightly below the median of
its Performance Universe, but for the one-, five- and 10-
year periods was above the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Franklin Income Fund
and for Class A shares and Class M shares for the other
funds in the Fund’s expense group. The actual total expense
ratio was shown for Class A1 shares for the Franklin U.S.
Government Securities Fund and Franklin Utilities Fund
and for Class A shares for the other funds in their expense
groups. The actual total expense ratio was shown for Class
A shares for Franklin DynaTech Fund and Franklin Growth
Fund and for each other fund in the applicable Expense
Group. In addition, the actual total expense ratio was
shown for Advisor Class shares for the Franklin Focused
Growth Fund and for Class I shares, Class N shares, Class
P shares, Class Z shares, Class Y shares, Administrative
Class shares, Investor Class shares or Institutional Class
shares for each other fund in the Fund’s Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin DynaTech Fund, Franklin Growth Fund, Franklin
Income Fund and Franklin Utilities Fund - The Expense
Group for the Franklin DynaTech Fund included the Fund
and 14 other multi-cap growth funds. The Expense Group
for the Franklin Growth Fund included the Fund and 13 other
multi-cap growth funds. The Expense Group for the Franklin
Income Fund included the Fund and 13 other flexible
portfolio funds. The Expense Group for the Franklin Utilities
Fund included the Fund and six other utility funds. The Board noted that the Management Rates and actual total expense
ratios for the Funds were below the medians and in the
first quintile (least expensive) of their respective Expense
Groups. The Board concluded that the Management Rates
charged to the Funds are reasonable.
Franklin Focused Growth Fund - The Expense Group for
the Fund included the Fund and 16 other large-cap growth
funds. The Board noted that the Management Rate for the
Fund was below the median of its Expense Group. The
Board also noted that the actual total expense ratio for the
Fund was equal to the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Franklin U.S. Government Securities Fund - The Expense
Group for the Fund included the Fund, five other Ginnie
Mae funds, and six US mortgage funds. The Board noted
that the Management Rate for the Fund was less than two
basis points above the median of its Expense Group. The
Board also noted that the actual total expense ratio for the
Fund was below the median and in the first quintile (least
expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Annual Report
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board noted
that the Franklin Focused Growth Fund does not have an
asset size that would likely enable the Fund to achieve
economies of scale. The Board further noted that the
Franklin U.S. Government Securities Fund experienced a
decline in assets and would not be expected to experience
additional economies of scale in the foreseeable future. The
Board concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, each Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs

Franklin Custodian Funds
Shareholder Information

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Annual Report
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, the
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FCF A 11/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Custodian Funds
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $441,653 for the fiscal year ended September 30, 2023 and $460,292 for the fiscal year ended September 30, 2022.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $9,000 for the fiscal year ended September 30, 2023 and $9,000 for the fiscal year ended September 30, 2022. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended September 30, 2023, and $0 for the fiscal year ended September 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2023 and $43,364 for the fiscal year ended September 30, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $25,699 for the fiscal year ended September 30, 2023 and $305,142 for the fiscal year ended September 30, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $174,699 for the fiscal year ended September 30, 2023 and $357,506 for the fiscal year ended September 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CUSTODIAN FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  November 30, 2023